As filed with the Securities and Exchange Commission on May 7, 1999
                                  Securities Act File No. 333-12075

                                         UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                                    Washington, D.C. 20549

                                            FORM N-14

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933   X
                               Pre-Effective Amendment No.
                               Post-Effective Amendment No.

                                KOBREN INSIGHT FUNDS
                 (Exact Name of Registrant as Specified in Charter)

         20 William Street, Suite 310, Wellesley Hills, Massachusetts 02181
                         (Address of Principal Executive Office)

        Registrant's Telephone Number, including Area Code: (617) 535-0525

Name and Address of Agent for Service:                    Copies to:

Gail A. Hanson, Esq.                                         Pamela Wilson, Esq.
Kobren Insight Funds                                       Hale and Dorr LLP
101 Federal Street, 6th Floor                               60 State Street
Boston, MA 02110                                            Boston, MA 02109

Title of Securities Being Registered:
Shares of beneficial interest, par value $.001 per share

No filing fee is due because an indefinite number of shares has previously been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940. This Registration Statement relates to shares previously registered on Form N-1A (File Nos. 333-12075, 811-07813).

                       Approximate Date of Proposed Public Offering:
     As soon as practicable after this Registration Statement becomes effective.

It is proposed that this filing will become effective on the earliest possible date.

Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until Registrant files a further amendment that specifically states that this Registration Statement will thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933, as amended, or until this Registration Statement becomes effective on such date as the Commission, acting pursuant to Section 8(a) of the Securities Act of 1933, as amended, may determine.


                           PROSPECTUS DATED MAY   , 1999 OF
                                            KOBREN MODERATE GROWTH FUND
                                        (a series of Kobren Insight Funds)

This prospectus contains the information about the proposed reorganization of your fund, Kobren Conservative Allocation Fund, into Kobren Moderate Growth Fund. Please read it carefully and retain it for future reference. This prospectus is for information purposes only and does not require any action on your part.

How the Reorganization Will Work

 Your fund will transfer all of its assets to Moderate Growth Fund. Moderate Growth Fund will assume your fund's liabilities.

Moderate Growth Fund will issue shares in a dollar amount equal to the value of your fund's shares. These shares will be distributed to your fund's shareholders in proportion to their holdings on the reorganization date.

The reorganization will be tax-free.

Your fund will be liquidated and you will end up as a shareholder of Moderate Growth Fund.

------------------------------------------------------------------------------
Investment Goals
------------------------------------------------------------------------------
Conservative Allocation                                  Moderate Growth
------------------------------------------------------------------------------
Enough long-term growth of capital to offset         Long-term growth of
the loss of the value of your investment             capital without regard
due to inflation.  Current income is a               to income. A volatility
secondary objective. A volatility level              level over a full market
over a full market cycle approximately               cycle approximately 20%
30% below that of the S&P 500 Index.                 below that of the S&P
                                                     Index.
------------------------------------------------------------------------------


------------------------------------------------------------------------------
Where to Get More Information
--------------------------------------------------------------- ---------------
Prospectus  of your fund and  Moderate               In the same envelope as
  Growth  Fund dated  5/3/99.                        this prospectus.
                                                     Incorporated by reference
                                                     into this prospectus.
---------------------------------------------
Latest annual report to shareholders for
 your fund and Moderate Growth Fund.
---------------------------------------------
A statement of additional information dated 5/__/99.  It
contains additional information about your fund and Moderate
Growth Fund.
------------------------------------------------------------------------------
To ask questions about this                 Call our toll-free telephone number:
prospectus and the reorganization.          1-800-4KOBREN (1-800-456-2736)
                                            E-mail: kifcon@kobren.com
-------------------------------------------------------------------------------

                               The address of your fund and Moderate Growth Fund
                      is: 20 William Street, Suite 310, P.O. Box 9150, Wellesley Hills, MA 02481.

An investment in Moderate Growth Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Securities and Exchange Commission has not approved or disapproved shares of Moderate Growth Fund or determined whether this prospectus is accurate or complete. It is a criminal offense to state otherwise.

                                                 TABLE OF CONTENTS

                                                                         Page

SUMMARY                                                                   1

FEES AND EXPENSES                                                         6

THE REORGANIZATION                                                        7

CAPITALIZATION                                                           10

ADDITIONAL INFORMATION ABOUT THE FUNDS' BUSINESSES                       10

BOARD'S EVALUATION                                                       12

OWNERSHIP OF SHARES OF THE FUNDS                                         12

EXPERTS                                                                  12

AVAILABLE INFORMATION                                                    12


EXHIBITS

A Agreement and Plan of Reorganization between Kobren Conservative Allocation Fund and Kobren Moderate Growth Fund (attached to this document)

B Combined prospectus dated May 3, 1999 of Kobren Conservative Allocation Fund and Kobren Moderate Growth Fund

C Statement of additional information ("SAI") of Kobren Moderate Growth Fund dated May , 1999, incorporating the combined SAI dated May 3, 1999 of Kobren Conservative Allocation Fund and Kobren Moderate Growth Fund

D Combined annual report dated December 31, 1998 of Kobren Conservative Allocation Fund and Kobren Moderate Growth Fund

                                                          SUMMARY

The following is a summary of more complete information appearing later in this prospectus. You should read the entire prospectus, Exhibit A and the enclosed documents carefully because they contain details that are not in the summary. The prospectus and the other documents are for information purposes only and do not require any action on your part.

Comparison of Conservative Allocation Fund to Moderate Growth Fund

---------------------------- ---------------------------------------------------------
                                        Conservative Allocation                             Moderate Growth
---------------------------- -----------------------------------------------------------------------------------------------
Business                     Each fund is a diversified series of Kobren Insight
                             Funds, a Massachusetts business trust. The trust is
                             an open-end management investment company.
---------------------------- ----------------------------------------------- -----------------------------------------------
Net assets as of                              $ 16,573,245                                    $ 31,664,239
April 30, 1999
---------------------------- -----------------------------------------------------------------------------------------------
Investment adviser           The funds' investment adviser is Kobren Insight Management, Inc. ("KIM").  Eric M. Kobren is
and portfolio manager        the portfolio manager for each fund.  Mr. Kobren has been the president of KIM and the funds'
                             distributor since their inception in 1987 and of Mutual Fund Investors Association, Inc.
                             since its inception in 1985.  Mr. Kobren has been in the investment business since 1976.
----------------------------------------------------------------------------------------------------------------------------
INVESTMENT OBJECTIVES AND POLICIES
---------------------------- ----------------------------------------------- -----------------------------------------------
Investment goals             Enough long-term growth of capital to offset    Long-term growth of capital without regard to
                             the loss of the value of your investment due    income.  A volatility level over a full
                             to inflation. Current income is a secondary     market cycle approximately 20% below that of
                             objective.  A volatility level over a full      the S&P 500 Index.
                             market cycle approximately 30% below that of
                             the S&P 500 Index.
                             -----------------------------------------------------------------------------------------------
                                     Volatility means price changeability.  A full market cycle is the market's peak to its trough.

                              The funds'  board of  trustees  may  change  each
                             fund's   investment  goals  without  obtaining  the
                             approval of the fund's shareholders.
---------------------------- ----------------------------------------------- -----------------------------------------------
Principal investments                At least 40% of assets in open-end             At least 65% of assets in open-end
                             and closed-end, growth and growth and income    and closed-end, growth and growth and income
                             funds.  These may include both U.S. and         funds.  These may include both U.S. and
                             international funds.                            international funds.
                                     At least 20% of assets in income               Up to 35% of assets in fixed income
                             producing funds or securities.                  funds and direct investments in stocks, bonds
                                     Up to 40% of assets in direct          and other permitted investments.
                             investments in stocks, bonds and other
                             permitted investments.
---------------------------- -----------------------------------------------------------------------------------------------
Principal investment         1.       ASSET ALLOCATION--KIM begins with a "top down" fundamental analysis of the economy
strategy                     and investment markets in the U.S. and foreign countries.  In deciding what percentage of the funds' assets should be allocated to U.S. stocks, foreign stocks, U.S. bonds and cash equivalents, KIM focuses on:

                             A fund's risk tolerance and its target volatility relative to the S&P 500 Index

                             Economic factors such as inflation,  employment and interest rates

                             The  outlook  for  corporate  earnings

                             Current stock valuations (e.g., price to earnings and price to book ratios)

                             Supply and demand for various asset classes

                             2.  INVESTMENT   STYLES--Next  KIM  determines  the
                             percentage of fund assets  allocated to each of the
                             following   six  global  equity   styles:

                             U.S. Growth--Large  Cap                            In allocating among styles,  KIM
                                                                                first   reviews
                             U.S. Growth--Small   Cap                           the broad-based  economic  factors  that  will
                             U.S. Value--Large  Cap                              influence the earnings  prospects for each
                             U.S.  Value--Small  Cap style.                     Then, to
                                                                                determine each style's # Diversified  International
                                                                                Equity relative attractiveness,  KIM compares the #
                                                                                Specialized International Equity resulting earnings
                                                                                 outlook for each style
                                                                                with the style's current valuation in
                                                                                relation to historical norms and other styles.

                             3.       SELECTING FUNDS--KIM looks for funds appearing to offer the highest risk-adjusted return potential for the style relative to each fund's target volatility.  KIM applies its internally developed screening process to virtually all publicly available mutual funds--a risk-adjusted return analysis and the evaluation of each fund against its peers.  Based on interviews with and other information from fund portfolio managers, KIM evaluates each
                             portfolio   fund's   asset    allocation,    sector
                             weightings,    individual    holdings    and   risk
                             characteristics.
---------------------------- ----------------------------------------------------------------
Industry  allocation  process The funds' strategies are designed to identify and avoid industries that appear overvalued.
                             KIM compares stock valuations for companies in a particular industry to current and historical valuations for industries represented in the S&P 500 Index.  When stock valuations in a particular  industry are outside  their normal
                             range,   that  industry  may  be  underweighted  or
                             overweighted in a fund's portfolio.
---------------------------- -----------------------------------------------------------------------------------------------
Investing  in  underlying    Both funds invest  primarily  in other mutual  funds,
                             including  those whose  investment  funds  objectives  do not match those of the
funds.                       KIM believes that, by investing in a combination
                             of underlying funds with a broad range of goals and
                             offsetting   risk   characteristics,   each  Kobren
                             Insight fund can achieve a higher composite rate of
                             return while meeting its volatility targets.

                             Underlying   funds  may  engage  in  all  types  of
                             investment  practices,  even  those that the Kobren
                             Insight funds do not engage in directly.  The funds
                             will bear all the risks  associated with underlying
                             funds' investments.

                             Due to KIM's size and buying power, the funds can invest at net asset value in underlying funds that would otherwise be sold with a front-end sale charge.  A fund will not buy underlying fund shares if the fund would have to pay a front-end sales charge on the purchase.  However, the funds may buy underlying fund shares that are subject to a deferred sales charge or redemption fee.
---------------------------- -----------------------------------------------------------------------------------------------
Equity investments           The funds and the underlying  funds in
                             their portfolios may invest in equity securities of
                             U.S.  and  foreign   companies.   These  securities
                             include  exchange-traded and over-the-counter (OTC)
                             common  and  preferred  stocks,  warrants,  rights,
                             convertible  debt securities,  trust  certificates,
                             partnership interests and equity participations.
---------------------------- -----------------------------------------------------------------------------------------------
Fixed income  investments    The funds  and the  underlying
                             funds  in  their  portfolios  may  invest  in fixed
                             income  securities  of any  maturity  or  duration.
                             These   securities   may  be  issued  by  the  U.S.
                             government   or  any  of  its   agencies,   foreign
                             governments,  supranational  entities  such  as the
                             World Bank and U.S. and foreign companies.

                             The funds'  investments in fixed income  securities
                             may be of any credit quality and may have all types
                             of interest rate payment and reset terms.  They may
                             include    mortgage-backed,     asset-backed    and
                             derivative  securities as well as junk bonds.  Junk
                             bonds  involve  more credit risk and  interest-rate
                             risk than investment grade bonds.
---------------------------- -----------------------------------------------------------------------------------------------
Defensive investing          Each fund (and each underlying fund in its portfolio) may depart from its principal investment strategies by taking temporary defensive positions in short-term debt securities in response to adverse market, economic or political conditions for up to 100% of the portfolio.  A fund could give up potential gains and minimize losses while defensively invested.
---------------------------- -----------------------------------------------------------------------------------------------
Derivative contracts         The  funds and the  underlying  funds in
                             their  portfolios may, but are not required to, use
                             derivative  contracts  for  any  of  the  following
                             purposes:

                             To hedge against adverse changes in the market value of securities held by or to be bought for a fund. These changes may be caused by changing interest rates, stock market prices or currency exchange rates.

                             As a substitute for purchasing or selling securities or foreign currencies.

                             To shorten or lengthen the effective maturity or duration of a fund's fixed income portfolio.

                             In non-hedging situations, to attempt to profit from anticipated market developments.

                             A derivative  contract  will  obligate or entitle a
                             fund to deliver or receive an asset or a
                             cash payment that is based on the change in value of a designated security, index or currency.  Examples of derivative contracts are futures contracts, options, forward contracts, swaps, caps, collars and floors.
---------------------------- -----------------------------------------------------------------------------------------------
Principal investment  risks  You  could  lose  money  on your investment in either fund or the fund could perform
                             less well than other possible investments if any of
                             the following occurs:

                              The U.S. or a foreign stock market goes down.

                              Interest rates go up, which will make bond prices and the value of the fund's investments in fixed income funds and securities go down.

                              An adverse event, such as an unfavorable earnings report or credit downgrade, depresses the value of a particular issuer's stocks or bonds that are held by the fund or an underlying fund.

                             The adviser's judgments about the attractiveness and risk adjusted return potential of particular  asset  classes,  investment  styles,
                             industries, underlying funds or other issuers prove
                             to be wrong.
---------------------------- -----------------------------------------------------------------------------------------------
Special risks of investing   The funds' practice of investing primarily in other mutual funds presents special risks.
in other mutual funds
                                    You will bear, not just your proportionate share of the funds' operating expenses, but also, indirectly, the operating expenses of the underlying funds.
                                    One underlying fund may be buying the same securities that another underlying fund is selling.  You would indirectly bear the costs of these transactions without accomplishing any investment purpose.
                                     You may  receive  higher  taxable  capital  gains
                             distributions  than if you invested directly in the
                             underlying   funds.   #   Because   of   regulatory
                             restrictions,  a fund's  ability  to  invest  in an
                             attractive  underlying  fund may be  limited to the
                             extent  that  the  underlying   fund's  shares  are
                             already held by the other Kobren Insight funds, KIM
                             or their affiliates.
---------------------------- -----------------------------------------------------------------------------------------------
Foreign country and          Prices of a fund's  investments in foreign securities may go
 currency risks              down because of unfavorable foreign government actions, political instability or the absence of accurate information
                             about foreign issuers.  Also, a decline in the value of foreign currencies relative to the
                             U.S. dollar will reduce the value of securities denominated in those currencies.  Foreign securities are sometimes less liquid and harder to value than securities of U.S. issuers.
                             These risks are more severe for securities of issuers in emerging market countries.
---------------------------- -----------------------------------------------------------------------------------------------
Credit risk                  An issuer of a debt security or OTC derivative
                             contract  could  default on its  obligation  to pay
                             principal  and interest,  or a rating  organization
                             could  downgrade  the credit  rating of the issuer.
                             Junk bonds  involve  more  credit  risk than higher
                             quality debt securities.
---------------------------- -----------------------------------------------------------------------------------------------
Prepayment or call risk      The issuer of a debt security may exercise its right when interest rates are falling to prepay principal earlier than scheduled, forcing the fund to reinvest in lower yielding securities.  Prepayments will also depress the value of interest-only securities.  Corporate bonds, mortgage-backed securities and asset-backed securities are especially susceptible to prepayment risk.
---------------------------- -----------------------------------------------------------------------------------------------
Extension risk               The issuer of a debt security may exercise its
                             right when interest  rates are rising to extend the
                             time for  paying  principal.  This  will  lock in a
                             below-market interest rate, increase the security's
                             duration  and  reduce  the  value of the  security.
                             Mortgage-backed    securities   and    asset-backed
                             securities are especially  susceptible to extension
                             risk.
---------------------------- -----------------------------------------------------------------------------------------------
Leverage risk                Because  of  borrowing  or   investments   in
                             derivative   contracts  or   leveraged   derivative
                             securities,  a fund may  suffer  disproportionately
                             heavy   losses   relative  to  the  amount  of  its
                             investment. Leverage can magnify the impact of poor
                             asset allocation or investment decisions.
---------------------------- -----------------------------------------------------------------------------------------------
Correlation risk             Changes  in the value of a fund's  derivative
                             contracts  or  other  hedging  instruments  may not
                             match or fully  offset  changes in the value of the
                             hedged portfolio securities.
---------------------------- -----------------------------------------------------------------------------------------------
Liquidity and valuation      Securities that were liquid when purchased by a fund may
risks                        become  temporarily  illiquid and hard to value,  especially  in declining markets.

                             Also, an underlying fund's obligation to redeem shares held by a Kobren Insight fund is limited to 1% of the underlying fund's outstanding shares per 30-day period.  Because the
                             Kobren Insight funds and their affiliates may together acquire up to 3% of an underlying fund's  shares,  it may  take up to 90 days for the
                             funds to  completely  dispose  of their  underlying
                             fund shares.
---------------------------- -----------------------------------------------------------------------------------------------
Impact of high portfolio     Each fund or any underlying fund in its portfolio may engage in active and frequent trading
turnover                     to achieve its principal investment strategies.  As a result, a fund may realize and distribute to  shareholders  higher  capital gains,
                             which would increase their tax liability.  Frequent
                             trading also  increases  transaction  costs,  which
                             could detract from a fund's performance.  Each fund
                             anticipates  that its annual  turnover will be less
                             than 100%.
----------------------------------------------------------------------------------------------------------------------------
BUYING, EXCHANGING AND REDEEMING SHARES
---------------------------- -----------------------------------------------------------------------------------------------
Net asset value              Each fund calculates its net asset value per share (NAV) at the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. eastern time) on each business day.  Shares of underlying funds are valued at their reported NAVs.  Each fund's other portfolio securities are valued on the basis of either market quotations or at fair value, which may include the use of pricing services.  Fair value means estimating a security's value at other than the market quotation.
---------------------------- -----------------------------------------------------------------------------------------------
Buying shares                Conservative   Allocation   Fund   is  not
                             currently  offering its shares except in connection
                             with dividend  reinvestments.  The  procedures  for
                             buying shares of Moderate Growth Fund are identical
                             to those  previously  in  effect  for  Conservative
                             Allocation   Fund.    Individuals,    institutions,
                             companies  and   fiduciaries   may  buy  shares  of
                             Moderate  Growth Fund without a sales charge at its
                             NAV  next  calculated  after  the  order  has  been
                             received in proper form.
---------------------------- -----------------------------------------------------------------------------------------------
Minimum investment amounts   Moderate Growth Fund has and Conservative  Allocation
                             Fund had the same initial investment
                             minimums.  These are $2,500 for regular accounts, $2,000 for Individual Retirement Accounts and $2,500 for accounts with shares purchased through the following fund networks:
                                     Charles Schwab Mutual Fund Marketplace
                                     Fidelity FundsNetwork
                                     Waterhouse Securities
                                     Jack White Mutual Fund Network
                             Each fund's minimum subsequent investment is $500.
---------------------------- -----------------------------------------------------------------------------------------------
Exchanging shares            Shareholders  of both  funds  may  exchange
                             their  shares at net asset  value for shares of any
                             other Kobren  Insight fund other than  Conservative
                             Allocation Fund.
---------------------------- -----------------------------------------------------------------------------------------------
Redeeming shares             A shareholder may redeem shares of each fund
                             on any  business  day at the  NAV  next  calculated
                             after the  receipt  of the  redemption  request  in
                             proper form.
---------------------------- -----------------------------------------------------------------------------------------------


                                                     FEES AND EXPENSES

                             This table describes the fees and expenses that you may pay if you buy and hold shares of a fund. The table also shows pro forma expenses of Moderate Growth Fund as if the reorganization had occurred on December 31, 1998. The fees and expenses shown in the table are in addition to those paid by the underlying funds in which a fund may invest.


                             -----------------------------------------------------------------------------------------------
                                                                            Pro Forma
                             For year ended 12/31/98                     Moderate Growth      Moderate       Conservative
                                                                                               Growth         Allocation
                             ------------------------------------------- ---------------- ----------------- ----------------
                             Shareholder fees
                             (fees paid directly from your investment)
                             Maximum sales charge (load) imposed on           None              None             None
                             purchases
                             ------------------------------------------- ---------------- ----------------- ----------------
                             Maximum deferred sales charge (load)             None              None             None
                             ------------------------------------------- ---------------- ----------------- ----------------
                             Redemption fee                                   None              None             None
                             ------------------------------------------- ---------------- ----------------- ----------------
                             Exchange fee                                     None              None             None
                             ------------------------------------------- ---------------- ----------------- ----------------
                             Annual fund operating expenses before
                             expense limitation1
                             (expenses that are deducted from fund
                             assets)
                             Management fees                                  0.75%            0.75%             0.75%
                             ------------------------------------------- ---------------- ----------------- ----------------
                             Distribution (12b-1) and/or service fees         None              None             None
                             ------------------------------------------- ---------------- ----------------- ----------------
                             Other expenses                                   0.32%            0.38%             0.69%
                             ------------------------------------------- ---------------- ----------------- ----------------
                             Total annual fund operating expenses             1.07%            1.13%             1.44%

                             ------------------------------------------- ---------------- ----------------- ----------------
                             1  Each  fund  has  an  expense   limitation  which
                             continues  until January 1, 2001,  but is voluntary
                             and may be revoked at any time.  Under this expense
                             limitation,   the  maximum   expenses   other  than
                             management   fees  for  the  funds  is  0.25%.   In
                             addition,  payments made by an  underlying  fund or
                             its   adviser   will  serve  to  reduce  the  total
                             operating expenses of the Kobren Insight funds. For
                             the year ended  December  31,  1998,  pro forma and
                             actual  expense  reductions  and total  annual fund
                             operating expenses would have been or were:

                             Expense reductions and limitations  (0.16%) (0.22%) (0.44%)
                             Total annual fund  operating  expenses  0.91% 0.91%  1.00%
                             ------------------------------------------- ---------------- ----------------- ----------------
This example is intended     The example for each fund        Although your actual costs may be higher or lower, under
to help you compare the      assumes that:                    these assumptions your costs would be:
cost of investing in each
fund with the cost of                You invest $10,000 in
investing in other mutual    the fund for the time periods
funds.                       indicated;
                                     Your  investment has a 5% return each year;
                                     The fund's  operating  expenses  remain the same; and
                                     You  redeem  your  investment  at the  end of  each
                             period.
                                     Pro Forma         Moderate       Conservative
                                   Moderate Growth       Growth         Allocation
                        1 year          $109              $115             $147
                        3 years          340              $359             $456
                        5 years          590              $622             $787
                       10 years        1,306            $1,375           $1,724
                             -------------------------------- ---------- ---- ----------------


                                                     THE REORGANIZATION

Terms of the Reorganization

The funds' trustees have approved an Agreement and Plan of Reorganization, a copy of which is attached as Exhibit A. The Agreement provides for a reorganization on the following terms:

        The reorganization is scheduled to occur at 4:00 p.m., Eastern time, on May __, 1999, but may occur on any later date before December 31, 1999.

        Your fund will  transfer  all of its assets to  Moderate  Growth  Fund.
         Moderate Growth Fund will assume your fund's liabilities. This will result in the addition of your fund's assets to Moderate Growth Fund's portfolio. The net asset value of both funds will be computed as of 4:00 p.m., Eastern time, on the reorganization date.

        Moderate Growth Fund will issue shares in an amount equal to the aggregate net asset value of your fund's shares. As part of the liquidation of your fund, these shares will immediately be distributed to your fund's shareholders in proportion to their holdings on the reorganization date. As a result, shareholders of your fund will end up as shareholders of Moderate Growth Fund.

        After the reorganization is over, your fund will be terminated.

The following diagram shows how the reorganization will be carried out.

---------------------                                                         --------------------
    Conservative                                                               Moderate Growth
  Allocation Fund                                                                Fund receives
   transfers its                                                                assets from and
     assets and                                                                     assumes
   liabilities to                                                               liabilities of
Moderate Growth Fund                                                             Conservative
                                                                                Allocation Fund
---------------------                                                         --------------------
    Conservative                          Conservative                        Moderate Growth
  Allocation Fund                        Allocation Fund                        Fund shares are
    shareholders                         receives these                             issued
  receive Moderate                         shares and
 Growth Fund shares                     distributes them
                                       to its shareholders
---------------------                                                         --------------------


Tax Status of the Reorganization

The reorganization will be tax-free for federal income tax purposes and will not take place unless both funds receive a satisfactory opinion from Hale and Dorr LLP, counsel to the funds, substantially to the effect that:

        The reorganization described above will be a "reorganization" within the meaning of Section 368(a)(1)(C) of the Internal Revenue Code of 1986 (the "Code"), and each fund will be "a party to a reorganization" within the meaning of Section 368 of the Code;

       No gain or loss will be recognized by your fund upon (1) the transfer of all of its assets to Moderate Growth Fund as described above or (2) the distribution by your fund of Moderate Growth Fund shares to your fund's shareholders;

        No gain or loss will be recognized by Moderate Growth Fund upon the receipt of your fund's assets solely in exchange for the issuance of Moderate Growth Fund shares and the assumption of all of your fund's liabilities by Moderate Growth Fund;

        The basis of the assets of your fund acquired by Moderate Growth Fund will be the same as the basis of those assets in the hands of your fund immediately before the transfer;

        The tax holding period of the assets of your fund in the hands of Moderate Growth Fund will include your fund's tax holding period for those assets;

        The shareholders of your fund will not recognize gain or loss upon the exchange of all their shares of your fund solely for Moderate Growth Fund shares as part of the reorganization;

        The basis of Moderate Growth Fund shares received by your fund's shareholders in the reorganization will be the same as the basis of the shares of your fund surrendered in exchange; and

        The tax holding period of the Moderate Growth Fund shares received by your fund's shareholders will include, for each shareholder, the tax holding period of the shares of your fund surrendered in exchange, provided that the Moderate Growth Fund shares were held as capital assets on the reorganization date.

Reasons for the Proposed Reorganization

The board of trustees of your fund believes that the proposed reorganization will be advantageous to the shareholders of your fund and has considered the following matters, among others, in approving the reorganization.

Possible Reduction in Expense Ratios

A combined fund offers economies of scale that may lead to better control over expenses than is possible for either fund alone. Both funds incur substantial expenses for accounting, legal, transfer agency services, insurance, and custodial and administrative services. Many of these expenses are fixed, which means that they do not depend on the level of the funds' assets.

KIM has voluntarily agreed to cap these expenses at no more than 0.25% annually of each fund's average daily net assets. However, this cap will expire on January 1, 2001 and may be revoked sooner by KIM. KIM estimates that the funds' projected gross expense ratios (before reimbursement) will be approximately as follows:

-------------------------------- ------------------------------ ------------------------------ -----------------------------
                                    If Assets Stay the Same
                                      as on April 7, 1999          If Assets Decrease 10%         If Assets Increase 10%
Conservative Allocation                      1.65%                          1.75%                         1.57%
Moderate Growth                              1.26%                          1.31%                         1.21%
Combined fund                                1.19%                          1.24%                         1.16%
-------------------------------- ------------------------------ ------------------------------ -----------------------------

Thus, the gross expense ratio (before reimbursement) of the combined fund after the reorganization is expected to be at least 5 basis points (0.05%) lower than that of Moderate Growth Fund alone and at least 40 basis points (0.40%) lower than that of Conservative Allocation Fund alone.

Viability of Conservative Allocation Fund

Mutual fund investors have in general been channeling a relatively insignificant portion of their investable assets into conservatively managed asset allocation products, such as Conservative Allocation Fund. Based on current trends and KIM's projections, your fund's board is not optimistic that the fund will grow to a viable asset size in the near future.

Similarity to Moderate Growth Fund

Although Moderate Growth Fund and Conservative Allocation Fund have slightly different investment goals, in practice, both funds have used almost identical asset and style allocation strategies, have held similar investments and have experienced similar returns. Thus, the board has concluded that the Moderate Growth Fund shares received in the reorganization will provide your fund's shareholders with substantially the same investment advantages as they currently have at a comparable level of risk.

In addition, it is not advantageous to operate and market your fund separately from Moderate Growth Fund. Offering each fund separately hinders the other fund's potential for asset growth.

Benefits to Funds' Adviser and Distributor

The board considered that the adviser and the funds' distributor, Kobren Insight Brokerage, Inc., will also benefit from the reorganization. For example, the adviser would incur a lower cost to cap the funds' expenses and might be able to reduce the time it spends managing the funds' portfolios and preparing prospectuses, reports and regulatory filings.

Comparative Performance

The trustees also took into consideration the relative performance of your fund and Moderate Growth Fund. For most periods shown in the table below, Moderate Growth Fund has outperformed your fund.

----------------------------------------------------------------------------------------------------------------------------
                                               AVERAGE ANNUAL TOTAL RETURNS
------------------------------------------ ---------------------------------------- ----------------------------------------
                                                   Conservative Allocation                      Moderate Growth
                                                    (Inception 12/30/96)                     (Inception 12/24/96)
------------------------------------------ ---------------------------------------- ----------------------------------------
1 year ended 3/31/99                                       -2.32%                                   -3.78%
------------------------------------------ ---------------------------------------- ----------------------------------------
Inception to 3/31/99                                       10.08%                                   11.78%
------------------------------------------ ---------------------------------------- ----------------------------------------
1 year ended 12/31/98                                       3.36%                                    3.44%
------------------------------------------ ---------------------------------------- ----------------------------------------
Inception to 12/31/98                                      11.55%                                   13.12%
------------------------------------------ ---------------------------------------- ----------------------------------------

Additional Terms of Reorganization

Conditions to Closing the Reorganization

The obligation of both funds to consummate the reorganization is subject to the satisfaction of certain conditions, including the receipt of all consents, orders and permits necessary to consummate the reorganization. In addition, the obligations of the funds are subject to the receipt of a favorable opinion of Hale and Dorr LLP as to the federal income tax consequences of the reorganization. (see Agreement, paragraph 3).

Termination of Agreement

The funds' board may terminate the Agreement on behalf of either fund at any time before the reorganization occurs, if the board believes that proceeding with the reorganization would no longer be advisable.

Expenses of the Reorganization

Moderate Growth Fund and your fund will each be responsible for its own expenses incurred in connection with entering into and carrying out the provisions of the Agreement, whether or not the reorganization occurs. These expenses are estimated to be approximately $_______ per fund.

Dissenters' Rights

Massachusetts law does not give shareholders of your fund any dissenters' rights.

                                                       CAPITALIZATION

The following table sets forth the capitalization of each fund as of April 30, 1999 and the pro forma combined capitalization of both funds as if the reorganization had occurred on that date. The table reflects pro forma exchange ratios of approximately 0.936 Moderate Growth Fund shares for each share of your fund. If the reorganization is consummated, the actual exchange ratio on the reorganization date may vary from the exchange ratio indicated due to changes in any of the following:

The market value of the portfolio securities of both Moderate Growth Fund and your fund between April 30, 1999 and the reorganization date.

Changes in the amount of undistributed net investment income and net realized capital gains of Moderate Growth Fund and your fund during that period resulting from income and distributions.

Changes in the accrued liabilities of Moderate Growth Fund and your fund during the same period.


------------------------------------- ---------------------------- ---------------------------- ----------------------------
As of                                   Conservative Allocation             Moderate                     Pro Forma
April 30, 1999                                                               Growth                      Combined1
Net assets                                    $16,573,245                  $31,664,239                  $48,237,484
Net asset value per share                       $11.86                       $12.67                       $12.67
Shares outstanding                             1,397,306                    2,499,767                    3,807,837
------------------------------------- ---------------------------- ---------------------------- ----------------------------

1 If the reorganization had taken place on April 30, 1999, your fund would have received 1,308,070 shares of Moderate Growth Fund, which would have been available for distribution to the shareholders of your fund.

It is impossible to predict how many shares of Moderate Growth Fund will actually be received and distributed by your fund on the reorganization date. You should not rely on the above table to determine the amount of Moderate Growth Fund shares that you will actually receive.

                      ADDITIONAL INFORMATION ABOUT THE FUNDS' BUSINESSES

The following table shows where in the funds' combined prospectus you can find additional information about the business of each fund.

------------------------------------------ ---------------------------------------------------------------------------------
           Type of Information                              Headings in Combined Prospectus of Both Funds
------------------------------------------ ---------------------------------------------------------------------------------
Risk/return summary                        FACTORS EVERY INVESTOR SHOULD KNOW
------------------------------------------ ---------------------------------------------------------------------------------
Investment objectives/goals                INVESTMENT GOALS
------------------------------------------ ---------------------------------------------------------------------------------
Principal investment strategies            PRINCIPAL INVESTMENTS
               KOBREN INSIGHT MANAGEMENT (KIM) INVESTMENT STRATEGY
------------------------------------------ ---------------------------------------------------------------------------------
Principal risks of investing in the        PRINCIPAL INVESTMENT RISKS
funds: narrative disclosure                WHO MAY WANT TO INVEST IN THE KOBREN INSIGHT FUNDS
------------------------------------------ ---------------------------------------------------------------------------------
Principal risks of investing in the        Summary of Past Performance
funds: risk/return bar chart and table
------------------------------------------ ---------------------------------------------------------------------------------
Fee table                                  Fees and Expenses
------------------------------------------ ---------------------------------------------------------------------------------
Body of prospectus
------------------------------------------ ---------------------------------------------------------------------------------
Investment objectives, principal           THE FUND'S INVESTMENTS
investment strategies and related risks    INDUSTRY ALLOCATION PROCESS
                                           INVESTING IN UNDERLYING FUNDS
                                           PRINCIPAL INVESTMENTS
                                           DEFENSIVE INVESTING
                                           DERIVATIVE CONTRACTS
                                           ADDITIONAL INVESTMENT RISKS
                                           IMPACT OF HIGH PORTFOLIO TURNOVER
                                           THE FUNDS' INVESTMENT GOALS
------------------------------------------ ---------------------------------------------------------------------------------
Management: investment adviser and         INVESTMENT ADVISER
portfolio manager                          KOBREN INSIGHT MANAGEMENT, INC.
------------------------------------------ ---------------------------------------------------------------------------------
Shareholder information: pricing of fund   INVESTMENT AND ACCOUNT POLICIES
shares                                     CALCULATION OF NET ASSET VALUE
------------------------------------------ ---------------------------------------------------------------------------------
Shareholder information: purchase of       INVESTMENT AND ACCOUNT POLICIES
fund shares                                PURCHASING FUND SHARES
                                           TAX-DEFERRED RETIREMENT PLANS
                                           WIRE AND ACH TRANSFERS
                                           TELEPHONE TRANSACTIONS
                                           MINIMUM INVESTMENT AMOUNTS
                                           HOW TO PURCHASE SHARES
------------------------------------------ ---------------------------------------------------------------------------------
Shareholder information: redemption of     HOW TO EXCHANGE/REDEEM SHARES
fund shares                                INVESTMENT AND ACCOUNT POLICIES
                                           REDEEMING FUND SHARES
                                           SIGNATURE GUARANTEES
                                           CLOSING SUB-MINIMUM ACCOUNTS
------------------------------------------ ---------------------------------------------------------------------------------
Shareholder information: dividends and     INVESTMENT AND ACCOUNT POLICIES
distributions;                             DIVIDENDS, DISTRIBUTIONS AND TAXES
tax consequences
------------------------------------------ ---------------------------------------------------------------------------------
Financial highlights information           FINANCIAL HIGHLIGHTS
------------------------------------------ ---------------------------------------------------------------------------------


                                                     BOARD'S EVALUATION

For the reasons described above, the board of trustees of the funds, including the trustees who are not "interested persons" of either fund or the adviser, approved the reorganization. In particular, the trustees determined that the reorganization was in the best interests of each fund and that the interests of each fund's shareholders would not be diluted as a result of the reorganization.

                                              OWNERSHIP OF SHARES OF THE FUNDS

As of May 14, 1999, _______ shares of beneficial interest of your fund were outstanding. To the knowledge of your fund, as of May 14, 1999, the following persons owned or would have owned, of record or beneficially, 5% or more of the outstanding shares of your fund, Moderate Growth Fund (before reorganization) and Moderate Growth Fund (after reorganization).

-------------------------------- ------------------------------ ------------------------------ -----------------------------
 Names and Addresses of Owners                                            Moderate                       Moderate
   of More Than 5% of Shares             Conservative                    Growth Fund                   Growth Fund
                                        Allocation Fund            (before reorganization)        (after reorganization)
-------------------------------- ------------------------------ ------------------------------ -----------------------------
Eric M. Kobren                            $_________*                        N/A                        $ ________
20 William Street
Suite 310, P.O. Box 9150
Wellesley Hills, MA 02481.


-------------------------------- ------------------------------ ------------------------------ -----------------------------

*  Mr. Kobren is/will be a controlling person of this fund.

As of May 14, 1999 the trustees and officers of the funds owned in the aggregate the following amounts of each fund's shares:

-------------------------------- ------------------------------ ---------------
                                Conservative                     Moderate
                                Allocation Fund                  Growth Fund
-------------------------------- ------------------------------ ---------------
All trustees and officers as a    $                              $
group
-------------------------------- ----------------------------------------------


                                                          EXPERTS

The financial statements and the financial highlights of each fund, as of December 31, 1998 and for the years then ended, are incorporated by reference into this prospectus. These financial statements and highlights have been independently audited by PricewaterhouseCoopers LLP, as stated in its report appearing in the statement of additional information. These financial statements and highlights are included in reliance upon the reports given upon the authority of such firms as experts in accounting and auditing.

                                                   AVAILABLE INFORMATION

Each fund is subject to the informational requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940 and files reports, prospectuses and other information with the SEC. These reports, prospectuses and other information filed by the funds can be inspected and copied (at prescribed rates) at the public reference facilities of the SEC at 450 Fifth Street, N.W., Washington, D.C., and at the following regional offices: Chicago (500 West Madison Street, Suite 1400, Chicago, Illinois); and New York (7 World Trade Center, Suite 1300, New York, New York). Copies of this material can also be obtained by mail from the Public Reference Section of the SEC at 450 Fifth Street, N.W., Washington, D.C. 20549, at prescribed rates. In addition, copies of these documents may be viewed on-screen or downloaded from the SEC's Internet site at http://www.sec.gov.

EXHIBIT A

AGREEMENT AND PLAN OF REORGANIZATION


         THIS AGREEMENT AND PLAN OF REORGANIZATION (the "Agreement") is made this ___th day of May, 1999, between Kobren Conservative Allocation Fund (the "Acquired Fund") and Kobren Moderate Growth Fund (the "Acquiring Fund"), each of which is a series of Kobren Insight Funds, a Massachusetts business trust (the "Trust").

1.       Plan of Reorganization and Liquidation

(a) The Acquired Fund shall assign, sell, convey, transfer and deliver to the Acquiring Fund at the Closing provided for in Section 2 (the "Closing") all of its then existing assets of every kind and nature. In consideration therefor, the Acquiring Fund agrees that at the Closing (i) the Acquiring Fund shall assume all of the Acquired Fund's obligations and liabilities then existing, whether absolute, accrued, contingent or otherwise, including all unpaid fees and expenses of the Acquired Fund in connection with the transactions contemplated hereby and (ii) the Acquiring Fund shall issue and deliver to the Acquired full and fractional shares of beneficial interest of the Acquiring Fund (the "Acquiring Fund Shares") that have an aggregate net asset value equal to the value of the assets transferred to the Acquiring Fund by the Acquired Fund, less the liabilities of Acquired Fund assumed by Acquiring Fund.

         (b)      Upon  consummation of the transactions  described in paragraph
                  (a) of this Section 1, the Acquired Fund shall distribute in complete liquidation pro rata to its shareholders of record as of the Closing Date the Acquiring Fund Shares received by the Acquired Fund. This distribution shall be accomplished by establishing an account on the share record books of the Acquiring Fund in the name of each shareholder an amount of full and fractional Acquiring Fund Shares equal to the amount of shares of the Acquired Fund owned of record by the shareholder at the Closing Date.

         (c) As promptly as practicable after the above liquidation of the Acquired Fund, the legal existence of the Acquired Fund shall be terminated.

2. Closing and Closing Date. The Closing shall occur as of the close of business on May ___, 1999 or at such other time and date as the parties may mutually agree (the "Closing Date").

3. Conditions Precedent. The obligations of the Acquired Fund and the Acquiring Fund to effect the transactions contemplated hereunder (the "Reorganization") shall be subject to the satisfaction of each of the following conditions:

(a) All such filings shall have been made with, and all such authorizations and orders shall have been received from, the Securities and Exchange Commission (the "SEC") and state securities commissions as may be necessary to permit the parties to carry out the transactions contemplated by this Agreement.

(b) Each party shall have received an opinion of counsel substantially to the effect that for federal income tax purposes: (1) the acquisition of the assets of the Acquired Fund by the Acquiring Fund in exchange for Acquiring Fund's assumption of Acquired Fund's liabilities and Acquiring Fund's issuance of Acquiring Fund Shares to the Acquired Fund, the distribution of such Acquiring Fund Shares to the shareholders of the Acquired Fund in complete liquidation of the Acquired Fund, and the termination of the Acquired Fund will constitute a "reorganization" within the meaning of Section 368(a)(1) of the Internal Revenue Code of 1986, as amended (the "Code"), and the Acquiring Fund and the Acquired Fund will each be "a party to a reorganization" within the meaning of Section 368(b) of the Code; (2) no gain or loss will be recognized by the Acquired Fund upon the transfer of all of its assets to the Acquiring Fund solely in exchange for the Acquiring Fund Shares and the assumption by the Acquiring Fund of the liabilities of the Acquired Fund and the distribution by the Acquired Fund of such Acquiring Fund Shares to the shareholders of the Acquired Fund; (3) no gain or loss will be recognized by the Acquiring Fund upon the receipt of all of the assets of the Acquired Fund in exchange solely for Acquiring Fund Shares and the assumption by the Acquiring Fund of the liabilities of the Acquired Fund; (4) the tax basis of the Acquiring Fund in the assets received from the Acquired Fund will be the same as the tax basis of such assets in the hands of the Acquired Fund immediately prior to the transfer of such assets to the Acquiring Fund; (5) the Acquiring Fund's tax holding period for the assets acquired from the Acquired Fund will include, in each instance, the Acquired Fund's tax holding period for those assets; (6) no gain or loss will be recognized by the Acquired Fund's shareholders upon the exchange of their shares of the Acquired Fund solely for Acquiring Fund Shares as part of the reorganization; (7) the tax basis of the Acquiring Fund Shares received by the Acquired Fund's shareholders in the transaction will be, for each shareholder, the same as the tax basis of the shares of the Acquired Fund exchanged therefor; and (8) the tax holding period of the Acquiring Fund Shares received by the Acquired Fund's shareholders will include, for each shareholder, the shareholder's tax holding period for the shares of the Acquired Fund surrendered in exchange therefor, provided that the surrendered shares were held as capital assets in the hands of the Acquired Fund's shareholders on the date of the exchange. The opinion may cover any additional matters deemed material by such counsel. At any time prior to the Closing, any of the foregoing conditions may be waived by the Trustees of the Trust if in their judgment, the waiver will not have a material adverse effect on the interests of the shareholders of the Acquired Fund or Acquiring Fund.

4. Amendment. This Agreement may be amended at any time by action of the Trustees of the Trust, provided that no amendment shall have a material adverse effect on the interests of the shareholders of the Acquired Fund or Acquiring Fund.

5. Termination. The Trustees of the Trust may terminate this Agreement and abandon the Reorganization at any time prior to the Closing, if circumstances should develop that, in their judgment, make proceeding with the Reorganization inadvisable.

This Agreement shall be executed in any number of counterparts each of which shall be deemed to be an original, but all counterparts together shall constitute only one instrument.

         IN WITNESS WHEREOF the parties have hereunto caused this Agreement to be executed and delivered by their duly authorized officers as of the day and year first above written.


----------------------------------------------------------- -------------------

                                            KOBREN INSIGHT FUNDS on behalf of
                                            Kobren Conservative Allocation Fund


Attest:  _____________________
           By:                                 By: ___________________________
           Its:  Secretary                          Name:
                                      Its:
----------------------------------------------------------- ------------------
----------------------------------------------------------- ------------------

                                             KOBREN INSIGHT FUNDS on behalf of
                                             Kobren Moderate Growth Fund



Attest:  _____________________              By: ___________________________
           By:                                  Name:
           Its:  Secretary                      Its:
----------------------------------------------------------- -----------------

EXHIBIT B



                     [Logo appears in center of cover page]

                               Kobren Growth Fund

                           Kobren Moderate Growth Fund

                       Kobren Conservative Allocation Fund

             [Picture depicting eyeglasses on a financial newspaper
                page appears in center of page in a colored box]

                               P R O S P E C T U S

                                   May 3, 1999

               [The following statement appears in a colored box]

The Securities and Exchange Commission has not approved any fund's shares as an investment or determined whether this prospectus is accurate or complete. It is a criminal offense to state otherwise.

                                TABLE OF CONTENTS

FACTORS EVERY INVESTOR SHOULD KNOW                     3

         Investment goals                              3

         Principal investments                         3

         Investment strategy                           3

         Principal investment risks                    4

         Performance                                   4

         Who may want to invest                        5

         Fees and expenses                             5

THE FUNDS' INVESTMENTS                                 6

INVESTMENT ADVISER                                     8

INVESTMENT AND ACCOUNT POLICIES                        9

         Calculation of net asset value                9

         How to purchase shares                        10

         How to exchange shares                        11

         How to redeem shares                          11

         Dividends, distributions and taxes            12

FINANCIAL HIGHLIGHTS                                   13

FOR MORE INFORMATION                                   back cover

                       FACTORS EVERY INVESTOR SHOULD KNOW

                                    The Fund

                                  Growth Fund

Investment Goals:

Long term growth of capital without regard to income. A price changeability or "volatility" level over a full market cycle approximating that of the S&P 500 Index. A full market cycle is the market's peak to its trough.

Principal Investments:

At least 65% of assets in open-end and closed-end, growth and growth and income funds. These may include both U.S. and international funds.

Up to 35% of assets in fixed income funds and direct investments in stocks, bonds and other permitted investments.

                              Moderate Growth Fund

Investment Goals:

Long term growth of capital without regard to income. A volatility level over a full market cycle approximately 20% below that of the S&P 500 Index.

Principal Investments:

At least 65% of assets in open-end and closed-end, growth and growth and income funds. These may include both U.S. and international funds.

Up to 35% of assets in fixed income funds and direct investments in stocks, bonds and other permitted investments.

                          Conservative Allocation Fund

Investment Goals:

Enough long term growth of capital to offset the loss of the value of your investment due to inflation. Current income is a secondary objective. Volatility level over a full market cycle approximately 30% below that of the S&P 500 Index.

Principal Investments:

At least 40% of assets in open-end and closed-end, growth and growth and income funds. These may include both U.S. and international funds.

At least 20% of assets in income producing funds or securities.

Up to 40% of assets in direct investments in stocks, bonds and other permitted investments.

[Logo]

              Kobren Insight Management (KIM) Investment Strategy

1. ASSET ALLOCATION -- KIM begins with a fundamental analysis of the economy and investment markets in the U.S. and foreign countries. In deciding what percentage of the funds' assets should be allocated to U.S. stocks, foreign stocks, U.S. bonds and cash equivalents, KIM focuses on:

- A fund's  risk  tolerance  and its target  volatility  relative to the S&P 500
Index
- Economic factors such as inflation, employment and interest rates
- The outlook for corporate earnings
- Current stock valuations (e.g., price to earnings and price to book ratios)
- Supply and demand for various asset classes

2. INVESTMENT STYLES -- Next KIM determines the percentage of fund assets allocated to each of the following seven global equity styles:

-        U.S. Growth--Large Cap
-        U.S. Growth--Small Cap
-        U.S. Value--Large Cap
-        U.S. Value--Small Cap
-        Diversified International Equity
-        Specialized International Equity

In allocating among styles, KIM first reviews the broad-based economic factors that will influence the earnings prospects for each style. Then, to determine each style's relative attractiveness, KIM compares the resulting earnings outlook for each style with the style's current valuation in relation to historical norms and other styles.

3. SELECTING FUNDS -- KIM looks for funds appearing to offer the highest risk-adjusted return potential for the style relative to each fund's target volatility. KIM applies its internally developed screening process to virtually all publicly available mutual funds - a risk-adjusted return analysis and the evaluation of each fund against its peers. Based on interviews with and other information from fund portfolio managers, KIM evaluates each portfolio fund's asset allocation, sector weightings, individual holdings and risk characteristics.

                       FACTORS EVERY INVESTOR SHOULD KNOW

        [Picture of a bull and a bear appears in upper left-hand corner]

                           PRINCIPAL INVESTMENT RISKS

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

You could lose money on your investment in a Kobren Insight fund or the fund could perform worse than other possible investments if any of the following occurs:

-        The U.S. or a foreign stock market goes down.
- Interest rates go up, which will make bond prices and the value of the fund's investments in fixed income funds and securities go down.
- An adverse event, such as an unfavorable earnings report or credit downgrade, depresses the value of a particular issuer's stocks or bonds that are held by the fund or an underlying fund.
- The adviser's judgments about the attractiveness and risk adjusted return potential of particular asset classes, investment styles, industries, underlying funds or other issuers prove to be wrong.

Special risks of investing in other mutual funds.

The funds' practice of investing primarily in other mutual funds presents special risks.

- You will bear, not just your proportionate share of the funds' operating expenses, but also, indirectly, the operating expenses of the underlying funds.
- One underlying fund may be buying the same securities that another underlying fund is selling. You would indirectly bear the costs of these transactions without accomplishing any investment purpose.
- You may receive higher taxable capital gains distributions than if you invested directly in the underlying funds.
- Because of regulatory restrictions, a fund's ability to invest in an attractive underlying fund may be limited to the extent that the underlying fund's shares are already held by the other Kobren Insight funds, KIM or their affiliates.

Summary of Past Performance

                     [This section appears in a colored box]

The bar chart and table shown below may help illustrate the risks of investing in the Kobren Insight funds. The bar chart shows the performance of the funds for the periods indicated. The table shows how each fund's average annual returns for the periods indicated compares to that of a widely recognized, unmanaged index of common stock prices. A fund's past performance does not necessarily indicate how the fund will perform in the future.



[Bar chart showing the performance of the funds for 1997 and 1998, respectively. The plot points are 15.03% and 11.45% for Growth, 23.25% and 3.44% for Moderate Growth, and 20.64% and 3.36% for Conservative Allocation, respectively.]

                                               Average Annual Returns
                                             For Periods Ended 12/31/98
Fund (Inception)                             1 year         Since Inception

Growth (12/16/96)                            11.45%         14.26%

S&P 500 Index                                28.66%        	32.02%

Moderate Growth (12/24/96)                    3.44%       	13.12%

S&P 500 Index                                28.66%      	29.76%

Conservative Allocation (12/30/96)  	    3.36%       	11.55%

S&P 500 Index                                28.66%        	29.72%


Footnote:

                    Growth              Moderate Growth          Conservative
                                                                 Allocation

Best quarterly      16.94% in 4th       11.27% in 4th            8.51% in 4th
returns             quarter 1998        quarter 1998             quarter 1998

Worst quarterly    -14.83% in 3rd      -13.08% in 3rd           -8.59% in 3rd
Returns             quarter 1998        quarter 1998             quarter 1998

                       FACTORS EVERY INVESTOR SHOULD KNOW

             [Picture of people appears in upper left-hand corner]

               WHO MAY WANT TO INVEST IN THE KOBREN INSIGHT FUNDS

Growth Fund

- Investors seeking growth of capital and a volatility level approximating that of the S&P 500 Index.
- Investors with a minimum five year time horizon and no need for current income.

Moderate Growth Fund

- Investors seeking growth of capital and a volatility level below that of the S&P 500 Index.
- Investors with a minimum time horizon of three to five years and modest income needs.

Conservative Allocation Fund

- Investors seeking enough long-term growth of capital to offset the loss of purchasing power due to inflation.
- Conservative investors willing to sacrifice some growth potential in exchange for less (but not zero) volatility.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of a Kobren Insight fund. These fees and expenses are in addition to those paid by the underlying funds in which a fund may invest.

For year ended 12/31/98                                Moderate  Conservative
                                             Growth    Growth    Allocation

Shareholder fees
(fees paid directly from your investment)
Maximum sales charge (load) imposed
         on purchases                        None      None      None
Maximum deferred sales charge (load)         None      None      None
Redemption fee                               None      None      None
Exchange fee                                 None      None      None

Annual fund operating expenses before expense limitation 1 (expenses that are deducted from fund assets)
Management fees                              0.75%     0.75%     0.75%
Distribution (12b-1) and/or service fees     None      None      None
Other expenses                               0.32%     0.38%     0.69%
Total annual fund operating expenses         1.07%     1.13%     1.44%


1 Each fund has an expense limitation that continues until January 1, 2001, but is voluntary and may be revoked at any time. Under this expense limitation, the maximum expenses other than management fees for the funds is 0.25%. In addition, payments made by an underlying fund or its advisor will serve to reduce the total annual operating expenses of the Kobren Insight fund. For the year ended December 31, 1998, expense reductions and total annual fund operating expenses were:

         Expense reductions and
         limitations                        (0.16%)   (0.22%)   (0.44%)
         Total annual fund operating
         expenses                            0.91%     0.91%     1.00%


This example is intended to help you compare the cost of investing in each fund with the cost of investing in other mutual funds.

The example for each fund assumes that:

-    You invest $10,000 in the fund for the time periods indicated;
-    Your investment has a 5% return each year;
-    The fund's operating expenses remain the same; and
-    You redeem your investment at the end of each period.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

                    Growth                   Moderate            Conservative
                                             Growth              Allocation
1 year              $109                     $115                $147
3 years             $340                     $359                $456
5 years             $590                     $622                $787
10 years            $1,306                   $1,375              $1,724

                              THE FUND' INVESTMENTS

The Kobren Insight funds' strategies and investments.

                           INDUSTRY ALLOCATION PROCESS

The funds' strategies are designed to identify and avoid industries that appear overvalued. KIM compares stock valuations for companies in a particular industry to current and historical valuations for industries represented in the S&P 500 Index. When stock valuations in a particular industry are outside their normal range, that industry may be underweighted or overweighted in a fund's portfolio.

                          INVESTING IN UNDERLYING FUNDS

The Kobren Insight funds invest primarily in other mutual funds, including those whose investment objectives do not match those of the funds. KIM believes that, by investing in a combination of funds with a broad range of goals and offsetting risk characteristics, a Kobren Insight fund can achieve a higher composite rate of return while meeting its volatility targets.

Underlying funds may engage in all types of investment practices, even those that the Kobren Insight funds do not engage in directly. The funds will bear all the risks associated with underlying funds' investments.

Due to KIM's size and buying power, the funds can invest at net asset value in underlying funds that would otherwise be sold with a front-end sales charge. A fund will not buy underlying fund shares if the fund would have to pay a front-end sales charge on the purchase. However, the funds may buy underlying fund shares subject to a deferred sales charge or redemption fee or 12b-1 fee.

                              PRINCIPAL INVESTMENTS

-        Equity
The funds and the underlying funds in their portfolios may invest in equity securities of U.S. and foreign companies. These securities include exchange-traded and over-the-counter (OTC) common and preferred stocks, warrants, rights, convertible debt securities, trust certificates, partnership interests and equity participations.

-        Fixed income
The funds and the underlying funds in their portfolios may invest in fixed income securities of any maturity or duration. These securities may be issued by the U.S. government or any of its agencies, foreign governments, supranational entities such as the World Bank and U.S. and foreign companies.

The funds' investments in fixed income securities may be of any credit quality and may have all types of interest rate payment and reset terms. They may include mortgage-backed, asset-backed and derivative securities as well as junk bonds. Junk bonds involve more credit risk and interest-rate risk than investment grade bonds.

                               DEFENSIVE INVESTING

Each fund (and each underlying fund in its portfolio) may depart from its principal investment strategies by taking temporary defensive positions in short-term debt securities in response to adverse market, economic or political conditions for up to 100% of the portfolio. A fund would give up potential gains and minimize losses while defensively invested.

                              DERIVATIVE CONTRACTS

The funds and the underlying funds in their portfolios may, but are not required to, use derivative contracts for any of the following purposes:

- To hedge against adverse changes in the market value of securities held by or to be bought for a fund. These changes may be caused by changing interest rates, stock market prices or currency exchange rates.

-    As a substitute for purchasing or selling securities or foreign currencies.

- To shorten or lengthen the effective maturity or duration of a fund's fixed income portfolio.

- In non-hedging situations, to attempt to profit from anticipated market developments.

A derivative contract will obligate or entitle a fund to deliver or receive an asset or a cash payment that is based on the change in value of a designated security, index or currency. Examples of derivative contracts are futures contracts, options, forward contracts, swaps, caps, collars and floors.

                             THE FUNDS' INVESTMENTS

More about the Kobren Insight funds' strategies and investments

                           ADDITIONAL INVESTMENT RISKS

The funds (and the underlying funds in their portfolios) could lose money or underperform for the reasons listed in the "Factors Every Investor Should Know" section or for the following additional reasons:

-        Foreign country and currency risks
Prices of a fund's investments in foreign securities may go down because of unfavorable foreign government actions, political instability or the absence of accurate information about foreign issuers. Also, a decline in the value of foreign currencies relative to the U.S. dollar will reduce the value of securities denominated in those currencies. Foreign securities are sometimes less liquid and harder to value than securities of U.S. issuers. These risks are more severe for securities of issuers in emerging market countries.

-        Credit risk
An issuer of a debt security or OTC derivative contract could default on its obligation to pay principal and interest, or a rating organization could downgrade the credit rating of the issuer. Junk bonds involve more credit risk than higher quality debt securities.

-        Prepayment or call risk
The issuer of a debt security may exercise its right when interest rates are falling to prepay principal earlier than scheduled, forcing the fund to re-invest in lower yielding securities. Prepayments will also depress the value of interest-only securities. Corporate bonds, mortgage-backed securities and asset-backed securities are especially susceptible to prepayment risk.

-        Extension risk
The issuer of a debt security may exercise its right when interest rates are rising to extend the time for paying principal. This will lock in a below-market interest rate, increase the security's duration and reduce the value of the security. Mortgage-backed securities and asset-backed securities are especially susceptible to extension risk.

-        Leverage risk
Because of borrowing or investments in derivative contracts or leveraged derivative securities, a fund may suffer disproportionately heavy losses relative to the amount of its investment. Leverage can magnify the impact of poor asset allocation or investment decisions.

-        Correlation risk
Changes in the value of a fund's derivative contracts or other hedging instruments may not match or fully offset changes in the value of the hedged portfolio securities.

-        Liquidity and valuation risks
Securities that were liquid when purchased by a fund may become temporarily illiquid and hard to value, especially in declining markets.

Also, an underlying fund's obligation to redeem shares held by a Kobren Insight fund is limited to 1% of the underlying fund's outstanding shares per 30-day period. Because the Kobren Insight funds and their affiliates may together acquire up to 3% of an underlying fund's shares, it may take up to 90 days for the funds to completely dispose of their underlying fund shares.

                        IMPACT OF HIGH PORTFOLIO TURNOVER

Each fund or any underlying fund in its portfolio may engage in active and frequent trading to achieve its principal investment strategies. As a result, a fund may realize and distribute to shareholders higher capital gains, which would increase their tax liability. Frequent trading also increases transaction costs, which could detract from a fund's performance. Each fund anticipates its annual turnover will be less than 100%.

                           THE FUNDS' INVESTMENT GOALS

The funds' board of trustees may change each fund's investment goals without obtaining the approval of the fund's shareholders. A fund might not succeed in achieving its goals.

                               INVESTMENT ADVISER

                    [Logo appears in upper left-hand corner]

KOBREN INSIGHT MANAGEMENT, INC.

Kobren Insight Management, Inc. (KIM) provides investment advice and portfolio management services to the Kobren Insight funds. Under the supervision of the funds' board of trustees, KIM makes the funds' day-to-day investment decisions, arranges for the execution of portfolio transactions and generally manages the funds' investments.

Kobren Insight Management, Inc., a registered investment adviser, was established in 1987. KIM has historically used mutual funds, rather than individual securities, as the primary investment vehicle for client accounts. KIM has extensive experience managing mutual fund portfolios for high net worth individuals and corporations with minimum $400,000 account sizes. KIM currently manages over 1,000 client accounts with assets totaling over $1 billion.

Eric M. Kobren owns all of the stock of KIM and of the funds' distributor. Mr. Kobren is also the principal shareholder of Mutual Fund Investors Association, Inc., the publisher of Fidelity Insight and FundsNet Insight reports with over 100,000 paid subscribers.

Mr. Kobren is the primary portfolio manager for each of the Kobren Insight funds. Mr. Kobren has been the president of KIM and the funds' distributor since their inception in 1987 and of the Mutual Fund Investors Association, Inc. since its inception in 1985. Mr. Kobren has been in the investment business since 1976.

Each fund has agreed to pay KIM a monthly advisory fee at the annual rate of 0.75% of the fund's average daily net assets.

A Kobren Insight fund may invest in shares of an underlying mutual fund:

- that makes payments of Rule 12b-1 or service fee revenues based on the amount of shares held by the Kobren Insight fund or

- whose investment adviser is willing to share a portion of the underlying fund's advisory fee attributable to the underlying fund shares held by the Kobren Insight fund.

Rule 12b-1, service fee or revenue sharing payments made as to shares of any underlying fund will be applied to advisory fees owed to KIM by the affected Kobren Insight fund. Each fund will pay a portion of the costs of participating in various fund network programs.

KIM has voluntarily agreed to cap each fund's other expenses at no more than 0.25% annually of the fund's average daily net assets. This cap does not apply to brokerage commissions, taxes, interest and litigation, indemnification and other extraordinary expenses. Although this expense cap arrangement can be revoked at any time, KIM plans to continue this arrangement until January 1, 2001.


                                    YEAR 2000
                    [This section appears in a colored box.]

The funds' securities trades, pricing and accounting services and other operations could be adversely affected if the computer systems of the adviser, distributor, custodian or transfer agent were unable to recognize dates after 1999. The adviser and other service providers have told the funds that they are taking action to prevent, and do not expect the funds to suffer from, significant year 2000 problems. In addition, the companies in which the fund or the underlying funds invest may have year 2000 computer problems. The value of their securities could go down if they do not fix these problems on time or if fixing them is very expensive.

                         INVESTMENT AND ACCOUNT POLICIES

       [Picture depicting a calculator appears in upper left-hand corner]

The funds calculate their NAVs every business day.

                         CALCULATION OF NET ASSET VALUE

Each fund calculates its net asset value per share (NAV) at the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. eastern time) on each business day. A business day is a weekday that is not a holiday listed in the statement of additional information. If the New York Stock Exchange closes early, the time for calculating the NAV and the deadlines for share transactions will be accelerated to the earlier closing times.

Shares of underlying funds are valued at their reported NAVs. Each fund's other portfolio securities are valued on the basis of either market quotations or at fair value, which may include the use of pricing services. Fair value means estimating a security's value at other than the market quotation. The effect of such method may be that the price used may be different than other fund's pricing using market quotations. Although each Kobren Insight fund's NAV will be calculated every business day, the NAV reported to NASDAQ for distribution to news agencies will be delayed by one business day.

                             PURCHASING FUND SHARES

Individuals, institutions, companies and authorized fiduciaries may buy shares of each Kobren Insight fund without a sales charge at its NAV next calculated after the order has been received in proper form.

                          TAX-DEFERRED RETIREMENT PLANS

Traditional individual retirement account (IRA) plans and Roth individual retirement plans can invest in the funds through Investor Services Group. The following retirement plans are available through the mutual fund networks listed in the box below:

-    Keough plans for self-employed individuals.

-    SEP and SARSEP plans for corporations.

- Qualified pension and profit-sharing plans for employees, including 401(k) plans and 403(b)(7) custodial accounts for employees of public school systems, hospitals, colleges and other non-profit organizations.

                             WIRE AND ACH TRANSFERS

The funds currently impose no fee for wire and Automated Clearing House (ACH) transfers of purchase payments and redemption proceeds. However, the funds' custodian may charge a fee in the future.

TELEPHONE TRANSACTIONS

The funds and Investor Services Group have procedures designed to verify that telephone instructions are genuine. If they follow these procedures, they will not be liable for any losses caused by acting on unauthorized telephone instructions.

                           MINIMUM INVESTMENT AMOUNTS
                     [This section appears in a colored box]

The following minimum investment requirements apply to initial purchases:

TYPE OF ACCOUNT                              	MINIMUM

Regular accounts                             	$2,500

Individual Retirement Accounts               	$2,000

Accounts purchased through the following 	 	$2,500
fund networks:

-        Charles Schwab Mutual Fund Marketplace
-        Fidelity FundsNetwork
-        Waterhouse Securities
-        Jack White Mutual Fund Network

The minimum subsequent investment is $500. Fund officers have discretion to waive or reduce any of the minimum investment requirements.

You can get prospectuses, sales literature and applications from the funds' distributor at the address and telephone number listed on the back cover of this prospectus.

The funds and their distributor may reject all or part of any order to buy fund shares.

                             HOW TO PURCHASE SHARES

Method of Purchase
By Check [Picture of a check appears here]
Purchase Procedures

OPEN AN ACCOUNT

- To open an account and make an initial investment, send a minimum $2,500 check and a completed account application to the address shown below.
-    An account application is included with this prospectus.

ADD TO AN ACCOUNT

- Send a check for no less than $500 with your account name and number to permit proper crediting. You can use the deposit slip attached to the bottom of all account statements.
- If you are adding to an IRA account, please provide the contribution year. ALL PURCHASES
- Your checks should be drawn on a U.S. bank or savings institution and should be made payable to Kobren Insight Funds.
- If an order to purchase shares is cancelled because your check does not clear, you will be responsible for any resulting losses to the funds, their distributor or Investor Services Group.

By Wire [Picture of a bank appears here]

OPEN AN ACCOUNT

- To purchase shares by wire, call Investor Services Group for instructions at the number shown below.
- Be prepared to give the name in which the account will be opened, the address, telephone number and taxpayer identification number for the account and the name of the bank that will wire the purchase payment.
- You will be assigned a new account number. You should write this number on and complete an account application, which must be sent promptly to the address shown below.
- Your purchase order will not take effect until both the wire and the purchase order are received by the funds.
- You will be able to redeem shares of a fund, but not receive the proceeds, until the fund has received your completed account application form. Also, if a signed application form is not received within 60 days, your account will be subject to backup tax withholding.

ADD TO AN ACCOUNT

- When you purchase more shares by wire, provide your fund name, account name and account number to permit proper crediting.
- To receive timely credit, you must call and tell Investor Services Group that your bank is sending a wire.

By Automated Clearing House Transfer (ACH)

- If you want to purchase shares for non-retirement accounts via electronic funds transfer, check this option in section 5 of your application.
-    Call Investor Services Group before 4:00 p.m. Eastern time.

By Automatic Investment Plan [Picture of a calendar appears here]

- After your initial investment of $2,500 or more, you can make automatic monthly, quarterly or annual purchases (on the day you choose in advance) of $100 or more.
- To use this plan, complete section 6 of the application. You can change the purchase amount or terminate the plan at any time by notifying the funds in writing.

Through Broker-Dealers and Fund Networks

- Contact your dealer to find out about its procedures for processing orders to purchase fund shares. Purchase orders received by your dealer or its agent before 4:00 p.m. eastern time on any business day receive that day's NAV. Your dealer is responsible for promptly transmitting properly completed orders to Investor Services Group.

- The Kobren Insight funds may also be purchased with a $2,500 minimum through the following fund networks:

Fidelity Investments               800-544-9697        No transaction fee.
Jack White & Company               800-323-3263        No transaction fee.
Waterhouse Securities              800-934-4443        No transaction fee.
Charles Schwab & Company           800-266-5623        Transaction fee applies.

                        [This section appears in a box]

Send mail to

Kobren Insight Funds
P.O. Box 5146
4400 Computer Drive
Westborough, MA 01581

Call

Investor Services Group
toll-free at
800-895-9936

                          HOW TO EXCHANGE/REDEEM SHARES

Method of Exchange
All Exchanges [Picture of a dollar sign with arrow pointing to upper right appears here]
Exchange Procedures

- You may exchange shares of any Kobren Insight fund for shares of the other funds at the NAV of each fund next determined after receipt of your exchange request.
- Exchanges must meet the applicable minimum initial investment requirements for each fund.
- To protect other shareholders of the funds, the funds may cancel the exchange privileges of any person that, in the opinion of the funds, is using market timing strategies or making more than four exchanges per owner or controlling person per calendar year. The funds may also close the accounts of shareholders whose exchange privilege has been cancelled.
- The funds' trustees may change or terminate the exchange privilege on 60 days' prior notice to shareholders.

By Mail [Picture of an envelope appears here]

-    Send a written request to the address shown below.
- Your request must state the number of shares or the dollar amount to be exchanged, both funds' names and the applicable account numbers for both funds.
- The request must be signed exactly as your name appears on the account registration.

By Telephone [Picture of a telephone appears here]

-    Call Investor Services Group at the toll-free number shown below.
- If you are unable to execute a telephone exchange (for example during times of unusual market activity), you should consider requesting an exchange by mail.

Method of Redemption
By Mail [Picture of an envelope appears here]
Redemption Procedures

- You may redeem shares of the funds by sending a written redemption request to the Kobren Insight funds at the address shown below.
- Your request must state the number of shares or dollar amount to be redeemed and the applicable account number.
- The request must be signed exactly as your name appears on the account registration.
- If the shares to be redeemed have a value of $50,000 or more, your signature must be guaranteed by one of the eligible guarantor institutions listed under "Signature Guarantees" on page 12.
- If you want redemption proceeds deposited directly through an ACH transfer in the bank account or brokerage account designated on your account application, you should specify this in your written redemption request. Call Investor Services Group for more information about ACH transfers.

By Telephone [Picture of a telephone appears here]

- To redeem by telephone, call Investor Services Group at the number shown below.
- You can request that redemption proceeds be deposited directly through an ACH transfer in the bank account or brokerage account designated on your account application.

Through Broker-Dealers and Fund Networks

- Contact your dealer to find out about its procedures for processing orders to redeem fund shares. Redemption orders received by your dealers or its agent before 4:00 p.m. eastern time on any business day receive that day's NAV. Your dealer is responsible for promptly transmitting properly completed orders to Investor Services Group.

Systematic Withdrawal Plan [Picture of a calendar appears here]

- If shares in your account have a value of at least $5,000, you may elect to receive, or may designate another person to receive, monthly, quarterly or annual payments in a specified amount. There is no charge for this service.

-    Call Investor Services Group at the number shown below for more info.

                      [This section appears in a box]

Send mail to

Kobren Insight Funds
P.O. Box 5146
4400 Computer Drive
Westborough, MA 01581

Call
Investor Services Group
toll-free at
800-895-9936

                         INVESTMENT AND ACCOUNT POLICIES

You may redeem shares of the funds on any business day at the NAV next calculated after the receipt of your redemption request in proper form.

                              REDEEMING FUND SHARES

Redemption proceeds are usually sent on the business day after the effective date of a redemption. However, the payment of redemption proceeds for shares purchased by check will be delayed until after the check has cleared, which may take up to 15 days. Under unusual circumstances, the funds may suspend redemptions, if allowed by the SEC, or postpone payment.

Redemption proceeds are paid by wire or, at your request, ACH transfer to the bank or brokerage account designated on your account application. If you have not designated an account or if it is impossible or impractical to wire redemption proceeds, they will be sent by mail to your record address. You may change your designated account by sending to the address on the previous page a written request or supplemental telephone redemption authorization form (available from Investor Services Group) that has been signature guaranteed by an eligible guarantor institution.

                              SIGNATURE GUARANTEES

The funds will accept signature guarantees from the following institutions: banks, broker-dealers, credit unions, savings institutions, national securities exchanges, registered securities associations and clearing agencies.
Shareholders that are corporations, partnerships, trusts, estates or other organizations may be required to provide documents evidencing that a request to redeem shares or change a designated bank or brokerage account has been properly authorized.

                          CLOSING SUB-MINIMUM ACCOUNTS

The funds may close your account if, for reasons other than market losses, the value of your shares falls below $1,000, the applicable initial investment minimum or any other minimum set by the funds' trustees. After the funds notify you of their intention to close your account, you will have 60 days to bring the account back to the minimum level.

                       DIVIDENDS, DISTRIBUTIONS AND TAXES

                     [This section appears in a colored box]

Each fund declares and pays dividends according to the schedule on the right.

Redemptions and exchanges of fund shares are taxable events on which you may recognize a gain or loss. Dividends and distributions are also taxable, as described in the chart below, whether they are received in additional shares or cash.

Type of Distribution     Name of Fund        Declared       Federal Tax Status
                         and Paid

Dividends from net       Growth              annually       Taxable as ordinary
investment income        Fund                               income.

Dividends from net       Moderate Growth     annually       Taxable as ordinary
investment income        Fund                               income.

Dividends from net       Conservative        quarterly      Taxable as ordinary
investment income        Allocation Fund                    income.

Distributions of short   All Kobren          annually       Taxable as ordinary
term capital gain        Insight Funds                      income.

Distributions of long    All Kobren          annually       Taxable as capital
term capital gain        Insight Funds                      gain.

Dividends are paid in additional shares of the same fund unless you elect to receive them in cash.

You should generally avoid investing in a fund shortly before an expected dividend or distribution. Otherwise, you may pay taxes on dividends or distributions that are economically equivalent to a partial return of your investment.

You should consult your tax adviser about particular federal, state, local and other taxes that may apply to you.

Every January, the funds will send you information about the fund's dividends and distributions during the previous calendar year.

If you do not provide the funds with a correct taxpayer identification number and required certifications, you may be subject to federal backup withholding tax.

                              FINANCIAL HIGHLIGHTS

                               Kobren Growth Fund

For a fund share outstanding throughout the year.


                                             For the year        For the Year        For the Period
                                             Ended               Ended               Ended
                                             12/31/98 (f)        12/31/97            12/31/96 (a)

Net asset value - beginning of period        $11.51              $10.24              $10.00

Net investment income/(loss)                 (0.02)              0.05                0.00 (d)
Short term capital gains                     0.05                0.22                ----
Net realized and unrealized gain on
     investments                             1.29                1.27                0.24
                                             ------              -----               ------
Net increase in net assets resulting
     from investment operations              1.32                1.54                0.24

Distributions from net investment
     income                                  ----                (0.05)              ----
Distributions from net realized
     short term capital gains                (0.03)              (0.22)              ----
Distributions from net realized
     long term capital gains                 (0.26)              0.00 (d)            ----
                                             ------              ------
Total distributions                          (0.29)              (0.27)              ----

Net asset value - end of period              $12.54              $11.51              $10.24
                                             ------              ------              ------

Total return (b)                             11.45%              15.03%              2.40%
                                             ------              ------              ------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:

Net assets, end of period (in 000's)         $64,507             $62,509             $251
Ratio of net investment income/(loss)
     to average net assets                   (0.19)%             0.60%               (0.97)% (c)(e)
Ratio of operating expenses to average
     net assets before fees waived and/or
     expenses reimbursed by investment
     adviser and other reductions            1.07%               1.28%               n/a (e)
Ratio of operating expenses to
     average net assets after
     reimbursements and reductions           0.91%               0.89%               1.00% (c)
Portfolio turnover rate                      62%                 43%                 n/a (e)


(a)  Kobren Growth Fund commenced operations on December 16, 1996.
(b)  Total return represents aggregate total return for the period indicated.
(c)  Annualized.
(d)  Amount represents less than $0.01 per share.
(e) Since Kobren Growth Fund was in operation for a short period of time, these ratios are not meaningful.
(f) Per share net investment income has been calculated using the monthly average share method.



                              FINANCIAL HIGHLIGHTS

                           Kobren Moderate Growth Fund

For a fund share outstanding throughout the year.


                                             For the year        For the Year        For the Period
                                             Ended               Ended               Ended
                                             12/31/98 12/31/97   12/31/96 (a)

Net asset value - beginning of period        $11.94              $10.06              $10.00

Net investment income                        0.16                0.19                0.00 (d)
Short term capital gains                     0.06                0.27                ----
Net realized and unrealized gain on
     investments                             0.20                1.88                0.06
                                             ------              ------              ----
Net increase in net assets resulting
     from investment operations              0.42                2.34                0.06
                                             ------              ------              ----

Distributions from net investment
     income                                  (0.16)              (0.19)              ----
Distributions from net realized
     short term capital gains                (0.06)              (0.27)              ----
Distributions from net realized
     long term capital gains                 (0.28)              (0.00) (d)          ----
                                             ------
Total distributions                          (0.50)              (0.46)              ----
                                             ------              ------

Net asset value - end of period             $11.86               $11.94              $10.06

Total return (b)                            3.44%                23.25%              0.60%

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:

Net assets, end of period (in 000's)        $46,958              $43,381             $190
Ratio of net investment income to
     average net assets                     1.15%                2.76%               8.95% (c) (e)
Ratio of operating expenses to average
     net assets before fees waived and/or
     expenses reimbursed by investment
     adviser and other reductions           1.13%                1.58%               n/a (e)
Ratio of operating expenses to
     average net assets after
     reimbursements and reductions           0.91%               0.92%               1.00% (c)
Portfolio turnover rate                      50%                 14%                 n/a (e)


(a)  Kobren Moderate Growth Fund commenced operations on December 24, 1996.
(b)  Total return represents aggregate total return for the period indicated.
(c)  Annualized.
(d)  Amount represents less than $0.01 per share.
(e) Since Kobren Moderate Growth Fund was in operation for a short period of time, these ratios are not meaningful.



                              FINANCIAL HIGHLIGHTS

                       Kobren Conservative Allocation Fund

For a fund share outstanding throughout the year.


                                             For the year        For the Year        For the Period
                                             Ended               Ended               Ended
                                             12/31/98            12/31/97            12/31/96 (a)

Net asset value - beginning of period        $11.39              $9.98               $10.00

Net investment income                        0.25                0.57                ---- (d)
Short term capital gains                     0.08                0.04                ----
Net realized and unrealized gain/(loss)
     on investments                          0.05 (f)            1.44                (0.02)
                                             ------              ------              ------
Net increase/(decrease) in net assets
     resulting from investment
     operations                              0.38                2.05                (0.02)

Distributions from net investment
     income                                  (0.25)              (0.57)              ----
Distributions from net realized
     short term capital gains                (0.08)              (0.04)              ----
Distributions from net realized
     long term capital gains                 (0.25)              (0.03)              ----
                                             ------              ------
Total distributions                          (0.58)              (0.64)              ----
                                             ------              ------

Net asset value - end of period              $11.19              $11.39              $9.98
                                             ------              ------              -----

Total return (b)                             3.36%               20.64%              (0.20)%
                                             ------              ------              -------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:

Net assets, end of period (in 000's)         $19,710             $17,475             $1650
Ratio of net investment income/(loss)
     to average net assets                   2.01%               3.99%               (1.00)% (c) (e)
Ratio of operating expenses to average
     net assets before fees waived and/or
     expenses reimbursed by investment
     adviser and other reductions            1.44%               2.82%               n/a (e)
Ratio of operating expenses to
     average net assets after
     reimbursements and reductions           1.00%               1.00%               1.00% (c)
Portfolio turnover rate                      68%                 13%                 n/a (e)


(a)  Kobren  Conservative  Allocation Fund commenced  operations on December 30,
     1996.
(b)  Total return represents aggregate total return for the period indicated.
(c)  Annualized.
(d)  Amount represents less than $0.01 per share.
(e) Since Kobren Conservative Allocation Fund was in operation for a short period of time, these ratios are not meaningful.
(f) The amount shown for a share outstanding does not correspond with the aggregate net loss on investments for the period ended due to the timing of sales and repurchases of fund shares in relation to fluctuating market values of the investments of the fund.



INVESTMENT ADVISER
Kobren Insight Management, Inc.
20 William Street, PO Box 9135
Wellesley Hills, MA 02481
Toll-free: 1-800-456-2736

LEGAL COUNSEL
Hale and Dorr LLP

ADMINISTRATOR
First Data Investor
Services Group, Inc.

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP

TRANSFER AGENT
First Data Investor
Services Group, Inc.
Toll-free: 1-800-895-9936

CUSTODIAN
Boston Safe Deposit & Trust Co.

                              FOR MORE INFORMATION

For investors who want more information about the Kobren Insight funds, the following documents are available free upon request:

Annual/Semiannual Reports

Additional information about the funds' investments is available in the funds' annual and semiannual reports to shareholders. These reports contain a discussion of the market conditions and investment strategies that significantly affected each fund's performance during its last fiscal year.

Statement of Additional Information (SAI)

The SAI provides more detailed information about the funds and is incorporated into this prospectus by reference.

Contacting Principal Distributor

Investors can get free copies of reports and SAIs, request other information and discuss their questions about the funds by contacting the funds' principal distributor at:

                  Address:         Kobren Insight Brokerage, Inc.
                                   20 William Street, Suite 310
                                   P.O. Box 9150
                                   Wellesley Hills, MA  02481

                  Phone:           1-800-4KOBREN  (1-800-456-2736)
                  E-mail:          kifcon@kobren.com
                  Internet:        http://www.kobren.com

Contacting the SEC

Investors can review the funds' reports and SAIs at the Public Reference Room of the Securities and Exchange Commission. Information on the operation of the Public Reference room may be obtained by calling the Commission at 1-800-SEC-0330. Investors can get text-only copies:

- For a fee, by writing to or calling the Public Reference Room of the Commission, Washington, D.C. 20549-6009
     Telephone: 1-800-SEC-0330

-    Free from the Commission's Internet website at http://www.sec.gov.

Investment Company Act File No. 811-07813

EXHIBIT C


                                                KOBREN MODERATE GROWTH FUND

                                            STATEMENT OF ADDITIONAL INFORMATION

                                                         May , 1999


This statement of additional information is not a prospectus, but expands upon and supplements the information contained in the prospectus of Kobren Moderate Growth Fund, dated May , 1999. This statement of additional information should be read in conjunction with the prospectus.

The Fund's prospectus is being delivered with this statement of additional information. Additional copies of the prospectus may be obtained by writing to the Fund at P.O. Box 5146, Westborough, Massachusetts 01581 or by telephoning the Fund toll free at (800)-895-9936.

This statement of additional information is accompanied by and incorporates by reference the combined statement of additional information dated May 3, 1999 (the "combined SAI") of Kobren Moderate Growth Fund and Kobren Conservative Allocation Fund (collectively, the "Funds").

                                                ADDITIONAL INFORMATION ABOUT
                                                  MODERATE GROWTH FUND AND
                                                CONSERVATIVE ALLOCATION FUND

The following table shows where in the funds' combined SAI you can find additional information about each Fund.

------------------------------------------ ---------------------------------------------------------------------------------
           Type of Information                                  Headings in Combined SAI of Both Funds
------------------------------------------ ---------------------------------------------------------------------------------
Fund history                               X.       DESCRIPTION OF THE TRUST
------------------------------------------ ---------------------------------------------------------------------------------
Description of each Fund and its           I.       INVESTMENT OBJECTIVES AND POLICIES
investments, strategies, policies and      II.      INVESTMENT RESTRICTIONS
risks
------------------------------------------ ---------------------------------------------------------------------------------
Management of the Funds, including the     III.     MANAGEMENT OF THE TRUST AND THE FUNDS:
board of trustees, officers and trustee    Trustees and Officers
compensation
------------------------------------------ ---------------------------------------------------------------------------------
Control persons, principal holders of      III.     MANAGEMENT OF THE TRUST AND THE FUNDS:
securities and management ownership        Trustees and Officers: Control Persons and Principal  Holders of Securities
------------------------------------------ ---------------------------------------------------------------------------------
Investment advisory and other services:    III.     MANAGEMENT OF THE TRUST AND THE FUNDS:
investment adviser, distributor and        Investment Adviser
other service providers                    Distributor
             Administrator, Transfer Agent and Dividend Paying Agent
                                           IX.      CUSTODIAN, COUNSEL AND INDEPENDENT ACCOUNTANTS
------------------------------------------ ---------------------------------------------------------------------------------
Brokerage allocation and other practices   VI       PORTFOLIO TRANSACTIONS
------------------------------------------ ---------------------------------------------------------------------------------
Shares of beneficial interest              X.       DESCRIPTION OF THE TRUST
------------------------------------------ ---------------------------------------------------------------------------------
Purchase, redemption and pricing of        IV.      PURCHASE, REDEMPTION AND DETERMINATION OF NET ASSET VALUE
shares                                     V.       SPECIAL REDEMPTIONS
------------------------------------------ ---------------------------------------------------------------------------------
Taxation of the Funds                      VIII.    DIVIDENDS, DISTRIBUTIONS AND TAXES
------------------------------------------ ---------------------------------------------------------------------------------
Calculation of performance data            VII.     PERFORMANCE INFORMATION
                                           A.       Total Return
                                           B.       Non-Standardized Total Return
                                           C.       Other Information Concerning Fund Performance
------------------------------------------ ---------------------------------------------------------------------------------
Financial statements                       XII.     FINANCIAL STATEMENTS
                                           This    section    incorporates    by
                                           reference  the Funds'  annual  report
                                           dated December 31, 1998.
------------------------------------------ ---------------------------------------------------------------------------------


                                      PRO FORMA COMBINED FINANCIAL STATEMENTS OF
                                                  MODERATE GROWTH FUND AND
                                                CONSERVATIVE ALLOCATION FUND
                                                  AS OF DECEMBER 31, 1998

         The combined pro forma financial statements of the funds as of December 31, 1998 are attached to this SAI.

                                     Kobren Moderate Growth Fund - POST MERGER
                                          December 31, 1998


----------------------------------------------------------------------------

                           Large Cap Value - 22.57%
---------------------------------------------------------------------------
         42,228            Fidelity Value Fund                                                    1,957,279
        159,968            Franklin Mutual Beacon Fund, Class Z                                   2,098,775
        102,569            Gabelli Westwood Equity Fund                                           1,030,815
        216,105            Longleaf Partners Fund                                                 5,270,795
        324,037            MAS Pooled Value Fund                                                  4,688,820
                                                                                            ----------------
                                                                                                 15,046,484
                                                                                            ----------------
                           Large Cap Growth - 18.71%
--------------------------------------------------------------------------------------------------------------------------
         45,419            Fidelity Advisor Growth Opportunities Fund, Class T            $       2,280,486
        437,678            Marsico Growth & Income Fund                                           6,276,305
        157,184            PIMCo Cadence Capital Appreciation Fund, Institutional Class           3,920,164
                                                                                            ----------------
                                                                                                 12,476,955
                                                                                            ----------------
                           International - 14.13%
--------------------------------------------------------------------------------------------------------------------------
                                                                                            ----------------
        560,151            Tweedy, Browne Global Value Fund                                       9,421,743
                                                                                            ----------------

                           Small Cap Value - 10.22
--------------------------------------------------------------------------------------------------------------------------
         44,857            Longleaf Partners Small Cap Fund                                         984,614
        242,748            Skyline Special Equities Fund                                          4,801,565
         31,717            Third Avenue Value Fund                                                1,024,152
                                                                                            ----------------
                                                                                            ----------------
                                                                                                  6,810,331
                                                                                            ----------------
                           Real Estate - 5.36%
--------------------------------------------------------------------------------------------------------------------------
        179,608            Longleaf Partners Realty Fund                                          2,613,292
         75,320            Morgan Stanley Institutional Real Estate Fund, Class A                   957,314
                                                                                            ----------------
                                                                                            ----------------
                                                                                                  3,570,606
                                                                                            ----------------
                           Bond - 2.07%
--------------------------------------------------------------------------------------------------------------------------
         53,508            PIMCo Total Return Institutional Fund                                    563,971
         73,593            Vanguard Intermediate-Term Treasury Fund                                 819,825
                                                                                            ----------------
                                                                                                  1,383,796
                                                                                            ----------------
                           Money Market Fund - 1.84%
--------------------------------------------------------------------------------------------------------------------------
                                                                                            ----------------
      1,226,529            Dreyfus Cash Management Plus Fund                                      1,226,529
                                                                                            ----------------

                           Total Mutual Funds (Cost $48,830,004)                          $      49,936,444
                                                                                            ----------------



                           U.S. Treasury Notes - 17.33%
--------------------------------------------------------------------------------------------------------------------------
      1,250,000            5.625%  11/30/99                                                       1,261,621
      3,150,000            7.250%  08/15/04                                                       3,535,383
      2,500,000            7.500%  02/15/05                                                       2,857,617
      2,000,000            6.500%  08/15/05                                                       2,195,157
      1,500,000            7.000%  07/15/06                                                       1,704,960
                                                                                            ----------------
                                                                                                 11,554,738
                                                                                            ----------------
                           U.S. Treasury Bonds - 7.46%
--------------------------------------------------------------------------------------------------------------------------
      1,500,000            6.000%  02/15/26                                                       1,637,754
      2,500,000            8.125%  08/15/19                                                       3,334,767
                                                                                            ----------------
                                                                                                  4,972,521
                                                                                            ----------------
                           Total U.S. Treasury Obligations
                             (Cost $15,524,372)                                                  16,527,259
                                                                                            ----------------

TOTAL INVESTMENTS
  (Cost $64,354,376*)                                                             99.69%         66,463,703
                                                                                            ----------------

OTHER ASSETS AND LIABILITIES
  (Net)                                                                            0.31%            204,264
                                                                           --------------   ----------------

NET ASSETS                                                                          100%  $      66,667,967
                                                                           ==============   ================




Statements of Assets and Liabilities
Kobren Insight Funds
December 31, 1998


                                                                    Kobren                 Kobren
                                                                   Moderate             Conservative                  POST
                                                                  Growth Fund          Allocation Fund               MERGER
Assets:
Investments, at value
  See accompanying schedules                                 $        46,829,138   $          19,634,565     $          66,463,703
Cash                                                                          --                      --                        --
Dividends receivable                                                       6,775                   2,772                     9,547
Interest receivable                                                      238,867                 153,598                   392,465
Receivable for fund shares sold                                           33,806                   5,341                    39,147
Unamortized organization costs                                             6,208                   6,277                    12,485
Prepaid expenses and other net assets                                     13,910                      --                        --
                                                               ------------------
                                                               ------------------    --------------------      --------------------
  Total assets                                                        47,128,704              19,802,553                66,931,257
                                                               ------------------    --------------------      --------------------

Liabilities:
Payable to custodian                                                       3,492                   5,940                     9,432
Payable for fund shares redeemed                                          60,114                  24,212                    84,326
Distributions payable                                                     38,252                  31,175                    69,427
Investment advisory fee payable                                           20,511                   3,485                    23,996
Administration fee payable                                                 5,625                   5,625                    11,250
Transfer agent fees payable                                                7,333                   4,667                    12,000
Accrued Trustees' fees and expenses                                        2,500                   2,500                     5,000
Accrued expenses and other payables                                       32,896                  14,963                    47,859
                                                               ------------------    --------------------
                                                               ------------------    --------------------      --------------------
  Total liabilities                                                      170,723                  92,567                   263,290
                                                               ------------------    --------------------      --------------------
                                                                                                               ====================
Net Assets                                                   $        46,957,981   $          19,709,986     $          66,667,967
                                                               ==================    ====================      ====================

Investments, at cost                                         $        45,219,048   $          19,135,328     $          64,354,376
                                                               ==================    ====================      ====================

NET ASSETS consist of:
Undistributed net investment income                          $                --   $                  --     $                  --
Accumulated net realized gain/(loss) on investments sold                 897,914               (560,666)                   337,248
Net unrealized appreciation of investments                             1,610,090                 499,237                 2,109,327
Par value (Shares of beneficial interest, $.001 per                        3,960                   1,762                     5,622
share)
Paid-in capital in excess of par value                                44,446,017              19,769,653                64,215,770
                                                               ------------------    --------------------
                                                               ==================    ====================      ====================
NET ASSETS                                                   $        46,957,981   $          19,709,986     $          66,667,967
                                                               ==================    ====================      ====================

SHARES OUTSTANDING                                                     3,959,727               1,761,910                 5,621,770
                                                               ==================    ====================      ====================
                                                                                                               ====================
Net asset value, offering and redemption price per share     $             11.86   $               11.19     $               11.86
                                                               ==================    ====================      ====================



See Notes to Financial Statements



Statements of Operations
Kobren Insight Funds
For the Year Ended December 31, 1998


                                                     Kobren             Kobren
                                                     Moderate         Conservative
                                                     Growth Fund     Allocation Fund        ADJUSTMENTS          PROFORMA
INVESTMENT INCOME:
Dividends                                      $       472,979  $          323,338 $              0      $         796,317
Interest                                               598,393             342,871                0                941,264
                                                      --------------   -----------------
                                                     --------------   -----------------  ---------------       ----------------
  Total investment income                            1,071,372             666,209                0              1,737,581
                                                     --------------   -----------------  ---------------       ----------------
EXPENSES:
Investment advisory fee                               388,684             165,999                0                554,683
Administration fee                                     67,500              67,500         (67,500) a               67,500
Transfer agent fees                                    55,704              42,076         (30,076) b               67,704
Custodian fees                                          3,599               3,441                0                  7,040
Professional fees                                      31,264              10,828                0                 42,092
Trustees' fees and expenses                             9,874               5,059                0                 14,933
Registration and filing fees                           18,524              16,129         (10,129) c               24,524
Amortization of organization costs                      2,100               2,100          (2,100) d                2,100
Other                                                  10,173               4,624          (4,624) e               10,173
                                                     --------------   -----------------  ---------------       ----------------
  Total expenses                                      587,422             317,756        (114,429)                790,749
Expenses reimbursed
  by investment adviser                               (69,479)            (96,407)          114,715 f             (51,171)
Other reductions                                      (44,404)                  --                0               (44,404)
                                                     --------------   -----------------
                                                     --------------                      ---------------       ----------------
  Net expenses                                        473,539             221,349              286                695,174
                                                     --------------   -----------------  ---------------       ----------------
                                                     --------------   -----------------  ---------------       ----------------
NET INVESTMENT INCOME/(LOSS)                          597,833             444,860            (286)              1,042,407
                                                     --------------   -----------------  ---------------       ----------------

NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gain/(loss) from security transactions (1,938,559)         (1,178,310)                0            (3,116,869)
Short term capital gain distributions received         224,103             140,633                0                364,736
Long term capital gain distributions received        2,836,492             618,165                0              3,454,657
Change in unrealized appreciation/(depreciation) of   (371,379)             346,115                0               (25,264)
securities
                                                     --------------   -----------------
                                                                                         ---------------       ----------------
Net realized and unrealized gain/(loss) on investments 750,657            (73,397)                0                677,260
                                                     --------------   -----------------  ---------------       ----------------

NET INCREASE IN NET ASSETS RESULTING
      FROM OPERATIONS                           $     1,348,490  $          371,463 $          (286)      $       1,719,667
                                                   ==============   =================  ===============       ================



a - Per fund fixed annual fee has been eliminated post merger. b - Per fund fixed annual fee portion has been eliminated post merger. c - Per fund fixed annual fee has been eliminated post merger. d - Conservative Allocation's remaining Organization Costs will be completely expensed prior to merger. e -
Per fund fixed annual fee portion has been eliminated post merger.
 f - Reimbursement recalculated based on total proforma expenses.






See Notes to Financial Statements


Notes to Proforma Financial Statements
For the Year Ended December 31, 1998

1.   Significant Accounting Policies

     Kobren Insight Funds (the "Trust") was organized on September 13, 1996, as a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a no-load, open-end diversified management investment company. As of December 31, 1998, the Trust offers shares of four funds, Kobren Growth Fund, Kobren Moderate Growth Fund, Kobren Conservative Allocation Fund and Kobren Delphi Value Fund (individually, a "fund" and collectively, the "funds"). Information presented in these financial statements pertains only to Kobren Moderate Growth Fund and Kobren Conservative Allocation Fund. These funds seek to achieve their investment objectives by investing primarily in shares of other investment companies ("underlying funds"), but also may invest directly in securities that are suitable investments for that fund.

Pending SEC approval, the Kobren Conservative Allocation Fund and the Kobren Moderate Growth Fund will be combined under a tax-free merger. Shares of the Kobren Conservative Allocation Fund will be exchanged for shares into the Kobren Moderate Growth Fund at the net asset value of the Moderate Growth Fund on merge date.

Use of Estimates -- The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the funds in the preparation of their financial statements.

Portfolio Valuation -- The underlying funds are valued according to their stated net asset value. Each fund's other investment securities are valued at the last sale price on the securities exchange or national securities market on which such securities primarily are traded. Securities not listed on an exchange or national securities market, or securities in which there were no transactions, are valued at the average of the most recent bid and asked prices. Bid price is used when no asked price is available. Short-term investments are valued at amortized cost, which approximates market value. Any securities or other assets for which recent market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the board of trustees.

Dividends and Distributions -- It is the policy of Kobren Moderate Growth Fund to declare and pay dividends from net investment income annually. Kobren Conservative Allocation Fund has a policy of paying such dividends quarterly. Each fund will distribute net realized capital gains (including net short-term capital gains), unless offset by any available capital loss carryforward, annually. Additional distributions of net investment income and capital gains for each fund may be made in order to avoid the application of a 4% non-deductible excise tax on certain undistributed amounts of ordinary income and capital gain. Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences are due primarily to differing treatments of income and gain on various investment securities held by a fund, timing differences and differing characterizations of distributions made by a fund.

Securities Transactions and Investment Income -- Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the specific identified cost basis. Dividend income is recognized on the ex-dividend date. Interest income is recognized on the accrual basis.

Federal Income Tax -- Each fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and by distributing substantially all of its earnings to its shareholders. Therefore, no Federal income or excise tax provision is applicable.

Expenses -- Expenses of the Trust which are directly identifiable to a specific fund are allocated to that fund. Other expenses of the Trust are allocated among the funds based upon relative net assets of each fund.

2.   Investment Advisory Fee, Administration Fee and Other Transactions

     The Trust has entered into an investment advisory agreement (the "Advisory Agreement") with Kobren Insight Management, Inc. ("KIM"). The Advisory Agreement provides that each fund pays KIM a fee, computed daily and paid monthly, at the annual rate of 0.75% of each fund's average daily net assets. In addition, certain 12b-1 fee and sub-transfer agent fee revenue will be used to defray the costs associated with participation in certain no transaction fee programs. KIM has voluntarily agreed to limit each fund's other operating expenses to 0.25% of each fund's average daily net assets until January 1, 2001.

     The Trust also has also entered into an administration agreement (the "Administration Agreement") with First Data Investor Services Group, Inc. (the "Administrator"), a wholly-owned subsidiary of First Data Corporation. The Administrator also serves as the Trust's transfer agent and dividend paying agent. Boston Safe Deposit and Trust Company, an indirect wholly-owned subsidiary of Mellon Bank Corporation, serves as the Trust's custodian. Kobren Insight Brokerage, Inc., an affiliate of KIM, serves as distributor of the funds' shares and pays all distribution costs. No distribution fees are paid by the funds.

     For the year ended December 31, 1998, expense reimbursement and other reductions are as follows:

                                                   Expenses Reimbursed
                                                  By Investment Advisor         Other Reductions (1)
Kobren Moderate Growth Fund                              $ 69,479                       $ 44,404
Kobren Conservative Allocation Fund                        96,407                            --

(1) Payments made by an underlying fund or its investment advisor, based on shares held by a Kobren Insight Fund.


     No officer, director or employee of KIM, Kobren Insight Brokerage, Inc., the Administrator, or any affiliate thereof, receives any compensation from the Trust for serving as a trustee or officer of the Trust. Each Trustee who is not an "affiliated person" receives an annual fee of $5,000 plus $1,000 for each board meeting attended and $500 for each committee meeting attended. The Trust also reimburses out-of-pocket expenses incurred by each trustee in attending such meetings.



3.   Purchases and Sales

     The aggregate amounts of purchases and sales of underlying funds and investment securities, other than U.S. government and short-term securities, for the year ended December 31, 1998, were as follows:

                                                    Purchases             Sales

Kobren Moderate Growth Fund                    $ 32,105,786        $ 25,154,303
Kobren Conservative Allocation Fund              18,394,556          14,481,960











4.   Shares of Beneficial Interest

     As of December 31, 1998, an unlimited number of shares of beneficial interest, having a par value of $0.001, were authorized for the Trust. Changes in shares of beneficial interest were as follows:

                                                         Year Ended                         Year Ended
                                                      December 31, 1998                  December 31, 1997
                                                 Shares             Amount          Shares             Amount
Kobren Moderate Growth Fund:
Shares Sold                                      1,885,448      $ 23,034,304        3,867,539       $ 43,059,814
Shares Issued as Reinvestment of Dividends         154,509         1,832,481          130,811          1,561,885
Shares Redeemed                                 (1,713,953)      (20,768,039)       (383,530)        (4,460,468)
                                                ----------       ------------       ---------        -----------

Net Increase                                       326,004       $ 4,098,746        3,614,820       $ 40,161,231
                                               ===========       ===========        =========       ============



Kobren Conservative Allocation Fund:
Shares Sold                                      1,260,211      $ 14,740,908        1,763,364       $ 19,397,323
Shares Issued as Reinvestment of Dividends          87,053           974,832           71,701            818,115
Shares Redeemed                                 (1,120,082)      (12,840,550)       (316,837)        (3,484,213)
                                                -----------      ------------       ---------        -----------

Net Increase                                       227,182     $   2,875,190        1,518,228       $ 16,731,225
                                               ===========     =============        =========       ============




At December 31, 1998, Kobren Insight  Management,  Inc. and its affiliates owned
485,712  and  369,573  shares  of  Kobren   Moderate   Growth  Fund  and  Kobren
Conservative Allocation Fund, respectively.


5.   Organization Expenses

     Expenses incurred in connection with the organization of each fund are being amortized on a straight-line basis over a period not to exceed sixty months from the date upon which each fund commenced its operations.


6.   Risk Factors of the Funds

     Investing in underlying funds through a Kobren Insight Fund involves additional and duplicative expenses and certain tax results that would not be present if an investor were to make a direct investment in the underlying funds. A fund, together with the other funds and any "affiliated persons" (as such term is defined in the 1940 Act) may purchase only up to 3% of the total outstanding securities of an underlying fund. Accordingly, when the Trust, KIM or their affiliates hold shares of any of the underlying funds, each fund's ability to invest fully in shares of such underlying funds may be restricted, and KIM must then, in some instances, select alternative investments.


7.    Capital Loss Carryforward

     For the year ended December 31, 1998, the Kobren Conservative Allocation Fund had a capital loss carryforward of $487,627 expiring December 31, 2006.

                                                                May 3, 1999


                              KOBREN INSIGHT FUNDS

                       STATEMENT OF ADDITIONAL INFORMATION


This statement of additional information is not a prospectus, but expands upon and supplements the information contained in the prospectus of Kobren Insight
Funds (the  "Trust"),  dated     May 3, 1999.       The  statement of additional
information should be read in conjunction with the prospectus. The Trust's prospectus may be obtained by writing to the Trust at P.O. Box 5146, Westborough, Massachusetts 01581 or by telephoning the Trust toll free at 800-895-9936. Capitalized terms not otherwise defined herein have the same meaning as in the prospectus.


                                TABLE OF CONTENTS

PAGE


     I.    INVESTMENT OBJECTIVES AND POLICIES.................................2
    II.    INVESTMENT RESTRICTIONS...........................................17
   III.    MANAGEMENT OF THE TRUST AND THE FUNDS
           A.     Trustees and Officers......................................19

           B.     Investment Adviser.........................................22

           C.     Distributor................................................23
D.Administrator, Transfer Agent and Dividend Paying Agent....................23
    IV.    PURCHASE, REDEMPTION AND DETERMINATION
                  OF NET ASSET VALUE.........................................24
     V.    SPECIAL REDEMPTIONS...............................................25
    VI.    PORTFOLIO TRANSACTIONS............................................25
   VII.    PERFORMANCE INFORMATION
           A.     Total Return...............................................26
           B.     Non-Standardized Total Return..............................27
           C.     Other Information Concerning Fund Performance..............27
  VIII.    DIVIDENDS, DISTRIBUTIONS AND TAXES................................32
    IX.    CUSTODIAN, COUNSEL AND INDEPENDENT ACCOUNTANTS....................37
     X.    DESCRIPTION OF THE TRUST..........................................37
    XI.    ADDITIONAL INFORMATION............................................38
   XII.    FINANCIAL STATEMENTS..............................................38
           APPENDIX - RATINGS OF DEBT INSTRUMENTS............................A-1

                      I. INVESTMENT OBJECTIVES AND POLICIES

         Kobren Insight Funds (the "Trust") is a no-load open-end, diversified investment company, registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust currently offers four separate series, each with different investment objectives. This Statement of Additional Information pertains only to the Kobren Growth Fund, Kobren Moderate Growth Fund and Kobren Conservative Allocation Fund (each, a "fund" and collectively, the "funds"). The funds seek to achieve their investment objectives by investing primarily in shares of other investment companies ("underlying funds" or "mutual funds").

         KOBREN GROWTH FUND, which seeks long-term growth of capital without regard to current income and with a volatility level approximating that of the S&P 500 Index;

         KOBREN MODERATE GROWTH FUND, which seeks long-term growth of capital without regard to current income and with a volatility level below that of the S&P 500 Index; and

         KOBREN CONSERVATIVE ALLOCATION FUND, which seeks enough long-term growth of capital to maintain purchasing power in the face of inflation (as measured by the Consumer Price Index) with a volatility level below that of the S&P 500 Index.

         Each fund will concentrate its investments in the shares of mutual funds. Mutual funds pool the investments of many investors and use professional management to select and purchase securities of different issuers for their portfolios. Some mutual funds invest in particular types of securities (i.e., equity or debt), some concentrate in certain industries, and others may invest in a variety of securities to achieve a particular type of return or tax result. Some of the underlying funds are, like the funds, "open-end" funds and stand ready to redeem their shares. Any investment in a mutual fund involves risk. Even though the funds may invest in a number of mutual funds, this investment strategy cannot eliminate investment risk. Investing in mutual funds through a fund involves additional and duplicative expenses and certain tax results that would not be present if an investor were to make a direct investment in the underlying funds. See "Fees and Expenses" and "Dividends, Distributions and Taxes" in the prospectus.

         A fund, together with the other funds and any "affiliated persons" (as defined in the 1940 Act) may purchase only up to 3% of the total outstanding securities of an underlying mutual fund. Accordingly, when affiliated persons of Kobren Insight Management, Inc. ("KIM" or the "Adviser") hold shares of any of the underlying funds, each fund's ability to invest fully in shares of such mutual funds is restricted, and the Adviser must then, in some instances, select alternative investments for the fund that would not have been its first investment choice.

         The 1940 Act also provides that a mutual fund whose shares are purchased by a fund is obliged to redeem shares held by the fund only in an amount up to 1% of the underlying mutual fund's outstanding securities during any period of less than 30 days. Accordingly, because the funds and their affiliates may together acquire up to 3% of an underlying fund's shares, a fund that has decided to sell its entire position in an underlying fund may need up to 90 days to completely implement this decision. In addition, shares held by a fund in excess of 1% of an underlying mutual fund's outstanding securities may be considered not readily marketable securities. Together with other illiquid securities, these mutual funds may not exceed 15% of net assets of each Kobren Insight fund. However, since the funds have reserved the right to pay redemption requests in portfolio securities, these positions may be treated as liquid. These limitations are not fundamental and may therefore be changed by the Board of Trustees of the Trust without shareholder approval.

         Under certain circumstances an underlying fund may determine to make payment of a redemption by a fund (wholly or in part) by a distribution in kind of securities from its portfolio, instead of in cash. As a result, a fund may hold securities distributed by an underlying fund until such time as KIM determines it appropriate to dispose of such securities. Such disposition will impose additional costs on the fund.

Industry Concentration. An underlying fund may concentrate its investments within one industry. Since the investment alternatives within an industry are limited, the value of the shares of such a fund may be subject to greater market fluctuation than an investment in a fund that invests in a broader range of securities.

         Investment decisions by the investment advisers of the underlying funds are made independently of the funds and the Adviser. At any particular time, one underlying fund may be purchasing shares of an issuer whose shares are being sold by another underlying fund. As a result, a fund would incur indirectly certain transaction costs without accomplishing any investment purpose. Each fund limits its investments in underlying funds to mutual funds whose shares a fund may purchase without the imposition of an initial sales load. The underlying funds may incur distribution expenses in the form of Rule 12b-1 fees. An investor could invest directly in the underlying funds. By investing in mutual funds indirectly through the funds, the investor bears not only his or her proportionate share of the expenses of the funds (including operating costs and investment advisory and administrative fees) but also, indirectly, similar expenses of the underlying funds. An investor may indirectly bear expenses paid by underlying funds related to the distribution of such mutual funds' shares. As a result of the funds' policies of investing in other mutual funds, an investor may receive taxable capital gains distributions to a greater extent than would be the case if he or she invested directly in the underlying funds.
See "Dividends, Distributions and Taxes" below.

         The types of securities that may be acquired by the funds and the underlying funds and the various investment techniques which either may employ, including the risks associated with these investments, are described below.

Foreign Securities. A fund or an underlying fund may invest a portion of its assets in securities of foreign issuers. These investments may be in the form of American Depositary Receipts ("ADRs") or similar securities representing interests in an underlying foreign security. ADRs are not necessarily denominated in the same currency as the underlying foreign securities. If an ADR is not sponsored by the issuer of the underlying foreign security, the institution issuing the ADR may have reduced access to information about the issuer.

Investments in foreign securities involve special risks and considerations that are not present when a fund invests in domestic securities. These risks include less publicly-available financial and other information about foreign companies; less rigorous securities regulation; the potential imposition of currency controls, foreign withholding and other taxes; and war, expropriation or other adverse governmental actions. Foreign equity markets may be less liquid than United States markets and may be subject to delays in the settlement of portfolio transactions. Brokerage commissions and other transaction costs in foreign markets tend to be higher than in the United States. The value of foreign securities denominated in a foreign currency will vary in accordance with changes in currency exchange rates, which can be very volatile. In addition, the value of foreign fixed income investments will fluctuate in response to changes in U.S. and foreign interest rates.

Exchange Rates. Since a fund or an underlying fund may purchase securities denominated in foreign currencies, changes in foreign currency exchange rates will affect the value of the assets from the perspective of U.S. investors. Changes in foreign currency exchange rates may also affect the value of dividends and interest earned, gains and losses realized on the sale of securities and net investment income and gains, if any, to be distributed to the investor by a mutual fund. The rate of exchange between the U.S. dollar and other currencies is determined by the forces of supply and demand in foreign exchange markets. These forces are affected by the international balance of payments and other economic and financial conditions, government intervention, speculation and other factors. A fund or an underlying fund may seek to protect itself against the adverse effects of currency exchange rate fluctuations by entering into currency-forward, futures, options or swaps contracts. Hedging transactions will not, however, always be fully effective in protecting against adverse exchange rate fluctuations. Furthermore, hedging transactions involve transaction costs and the risk that the fund or the underlying fund will lose money, either because exchange rates move in an unexpected direction, because another party to a hedging contract defaults, or for other reasons.

Exchange Controls. The value of foreign investments and the investment income derived from them may also be affected (either favorably or unfavorably) by exchange control regulations. It is expected that a fund or an underlying fund will invest only in securities denominated in foreign currencies that are fully exchangeable into U.S. dollars without legal restriction at the time of investment. However, there is no assurance that currency controls will not be imposed after the time of investment.

Limitations of Foreign Markets. There is often less information publicly-available about a foreign issuer than about a U.S. issuer. Foreign issuers are not generally subject to accounting, auditing, and financial reporting standards and practices comparable to those in the United States. The securities of some foreign issuers are less liquid and at times more volatile than securities of comparable U.S. issuers. Foreign brokerage commissions, custodial expenses, and other fees are also generally higher than for securities traded in the United States. Foreign settlement procedures and trade regulations may involve certain risks (such as delay in payment or delivery of securities or in the recovery of a fund's assets held abroad) and expenses not present in the settlement of domestic investments. A delay in settlement could hinder the ability of a fund or an underlying fund to take advantage of changing market conditions, with a possible adverse effect on net asset value. There may also be difficulties in enforcing legal rights outside the United States.

Foreign Laws, Regulations and Economies. There may be a possibility of nationalization or expropriation of assets, imposition of currency exchange controls, confiscatory taxation, political or financial instability, and diplomatic developments that could affect the value of a fund's or an underlying fund's investments in certain foreign countries. Legal remedies available to investors in certain foreign countries may be more limited than those available with respect to investments in the United States or in other foreign countries. The laws of some foreign countries may limit a fund or an underlying fund's ability to invest in securities of certain issuers located in those countries. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth or gross national product, inflation rate, capital reinvestment, resource self-sufficiency and balance of payment positions.

Foreign Tax Considerations. Income (possibly including, in some cases, capital gains) received by a fund or an underlying fund from sources within foreign countries may be reduced by withholding and other taxes imposed by such countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes in some cases. Any such taxes paid by a fund will reduce the net income of the fund available for distribution. Special tax considerations apply to foreign securities.

Emerging Markets. Risks may be intensified in the case of investments by a fund or an underlying fund in emerging markets or countries with limited or developing capital markets. Security prices in emerging markets can be significantly more volatile than in more developed nations, reflecting the greater uncertainties of investing in less established markets and economies. In particular, countries with emerging markets may have relatively unstable governments, present the risk of nationalization of businesses, restrictions on foreign ownership, or prohibitions on repatriation of assets, and may have less protection of property rights than more developed countries. The economies of countries with emerging markets may be predominantly based on only a few industries, may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme and volatile debt or inflation rates. Local securities markets may trade a small number of securities and may be unable to respond effectively to increases in trading volume, potentially making prompt liquidation of substantial holdings difficult or impossible at times. Securities of issuers located in emerging market countries may have limited marketability and may be subject to more abrupt or erratic price movements. Debt obligations of developing countries may involve a high degree of risk, and may be in default or present the risk of default. Governmental entities responsible for repayment of the debt may be unwilling to repay principal and interest when due, and may require renegotiation or rescheduling of debt payments. In addition, prospects for repayment of principal and interest may depend on political as well as economic factors.

Foreign Currency Transactions. A fund or an underlying fund may enter into forward contracts to purchase or sell an agreed-upon amount of a specific currency at a future date that may be any fixed number of days from the date of the contract agreed upon by the parties at a price set at the time of the contract. Under such an arrangement, a fund could, at the time it enters into a contract to acquire a foreign security for a specified amount of currency, purchase with U.S. dollars the required amount of foreign currency for delivery at the settlement date of the purchase; the fund could enter into similar forward currency transactions in connection with the sale of foreign securities. The effect of such transactions would be to fix a U.S. dollar price for the security to protect against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the particular foreign currency during the period between the date the security is purchased or sold and the date on which payment is made or received (usually 3 to 14 days). These contracts are traded in the interbank market between currency traders (usually large commercial banks and other financial institutions) and their customers. A forward contract usually has no deposit requirement and no commissions are charged for trades. While forward contracts tend to minimize the risk of loss due to a decline in the value of the currency involved, they also tend to limit any potential gain that might result if the value of such currency were to increase during the contract period.

Portfolio Securities Loans. A fund or an underlying fund may lend its portfolio securities as long as: (1) the loan is continuously secured by collateral consisting of U.S. government securities or cash or cash equivalents maintained on a daily mark-to-market basis in an amount at least equal to the current market value of the securities loaned; (2) the fund or the underlying fund may at any time call the loan and obtain the securities loaned; (3) the fund or the underlying fund will receive any interest or dividends paid on the loaned securities; and (4) the aggregate market value of the securities loaned will not at any time exceed one-third of the total assets of the fund or the underlying fund. The funds may pay reasonable fees in connection with securities loans. KIM will evaluate the credit-worthiness of prospective institutional borrowers and monitor the adequacy of the collateral to reduce the risk of default by borrowers from the Kobren Insight funds. Lending portfolio securities involves risk of delay in the recovery of the loaned securities and in some cases, the loss of rights in the collateral if the borrower fails.

Short Sales. A fund or an underlying fund may sell securities short. In a short sale the fund sells stock it does not own and makes delivery with securities "borrowed" from a broker. The fund then becomes obligated to replace the security borrowed by purchasing it at the market-price at the time of replacement. This price may be more or less than the price at which the security was sold by the fund. Until the security is replaced, the fund is obligated to pay to the lender any dividends or interest accruing during the period of the loan. In order to borrow the security, the fund may be required to pay a premium that would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out.

         When it engages in short sales, a fund or an underlying fund must also deposit in a segregated account an amount of cash or liquid securities equal to the difference between (1) the market value of the securities sold short and (2) the value of the collateral deposited with the broker in connection with the short sale (not including the proceeds from the short sale). While the short position is open, the fund must maintain daily the segregated account at such a level that the amount deposited in the account plus the amount deposited with the broker as collateral equals the current market value of the securities sold short.

         A fund will incur a loss as a result of a short sale if the price of the security increases between the date of the short sale and the date on which the fund replaces the borrowed security. The fund will realize a gain if the security declines in price between such dates. The amount of any gain will be decreased and the amount of any loss increased by the amount of any premium, dividends or interest the fund may be required to pay in connection with a short sale.

Short Sales "Against the Box". A short sale is "against the box" if at all times when the short position is open the fund or an underlying fund owns an equal amount of the securities or securities convertible into, or exchangeable without further consideration for, securities of the same issue as the securities sold short. The extent to which such a transaction may be used to defer a gain for federal income tax purposes was significantly curtailed by federal tax legislation enacted in 1997.

                 FUTURES, OPTIONS, SWAPS AND CURRENCY CONTRACTS

Futures, Options, Swaps and Currency Contracts and Their Risks. Any transactions in derivative contracts involve a risk of loss or depreciation due to unanticipated adverse changes in securities prices, interest rates or currency exchange rates. A fund incurs liability to a counterparty in connection with transactions in futures contracts, swaps and forward contracts and the selling of options, caps, floors and collars. As a result, the loss on these derivative contracts may exceed a fund's initial investment. A fund may also lose the entire premium paid for purchased options, caps, floors and collars that expire before they can be profitably exercised by the fund. In addition, the funds incur transaction costs in opening and closing positions in derivative contracts.

         Derivative contracts may sometimes increase or leverage a fund's exposure to a particular market risk. Leverage magnifies the price volatility of derivative contracts held by a fund. A fund may cover, or partially offset, the leverage inherent in derivative contracts by maintaining a segregated account consisting of cash and liquid securities, by holding offsetting portfolio securities or contracts or by covering written options.

         A fund's success in using derivative contracts to hedge portfolio assets depends on the degree of price correlation between the derivative contract and the hedged asset. Imperfect correlation may be caused by several factors, including temporary price disparities among the trading markets for the derivative contract, the assets underlying the derivative contract, and the fund's portfolio assets.

         During periods of extreme market volatility, a commodity or options exchange may suspend or limit trading in an exchange-traded derivative contract, which may make the contract temporarily illiquid and difficult to price. Some over-the-counter options may be illiquid, while others may be determined to be liquid in accordance with procedures established by the Trustees. The funds' ability to terminate over-the-counter options, swaps, caps, floors, collars and forward contracts may depend on the cooperation of the counterparties to such contracts. For thinly traded derivative contracts, the only source of price quotations may be the selling dealer or counterparty.

Options on Securities, Securities Indices and Currency. A fund or underlying fund in its portfolio may purchase and write (sell) call and put options on any securities in which it may invest, any securities index based on securities in which it may invest or any currency in which fund investments may be denominated. These options may be listed on U.S. or foreign securities exchanges or traded in the over-the-counter market. A fund may write covered put and call options and purchase put and call options to enhance total return, as a substitute for the purchase or sale of securities or currency, or to protect against declines in the value of portfolio securities and against increases in the cost of securities to be acquired.

Writing Covered Options. A call option on securities or currency written by a fund obligates the fund to sell specified securities or currency to the holder of the option at a specified price if the option is exercised at any time before the expiration date. A put option on securities or currency written by a fund obligates the fund to purchase specified securities or currency from the option holder at a specified price if the option is exercised at any time before the expiration date. Options on securities indices are similar to options on securities, except that the exercise of securities index options requires cash settlement payments and does not involve the actual purchase or sale of securities. In addition, securities index options are designed to reflect price fluctuations in a group of securities or segment of the securities market rather than price fluctuations in a single security. Writing covered call options may deprive a fund of the opportunity to profit from an increase in the market price of the securities or foreign currency assets in its portfolio. Writing covered put options may deprive a fund of the opportunity to profit from a decrease in the market price of the securities or foreign currency assets to be acquired for its portfolio.

         All call and put options written by each fund are covered. A written call option or put option may be covered by (i) maintaining cash or liquid securities, either of which may be quoted or denominated in any currency, in a segregated account with a value at least equal to the fund's obligation under the option, (ii) entering into an offsetting forward commitment and/or (iii) purchasing an offsetting option or any other option which, by virtue of its exercise price or otherwise, reduces the fund's net exposure on its written option position. A written call option on securities is typically covered by maintaining the securities that are subject to the option in a segregated account. A fund may cover call options on a securities index by owning securities whose price changes are expected to be similar to those of the underlying index.

         A fund may terminate its obligations under an exchange traded call or put option by purchasing an option identical to the one it has written. Obligations under an over-the-counter option may be terminated only by entering into an offsetting transaction with the counterparty to the option. These purchases are referred to as "closing purchase transactions."

Purchasing Options. A fund would normally purchase call options in anticipation of an increase, or put options in anticipation of a decrease ("protective puts"), in the market value of securities or currencies of the type in which it may invest. A fund may also sell call and put options to close out its purchased options.

         The purchase of a call option would entitle a fund, in return for the premium paid, to purchase specified securities or currency at a specified price during the option period. A fund would ordinarily realize a gain on the purchase of a call option if, during the option period, the value of such securities or currency exceeded the sum of the exercise price, the premium paid and transaction costs; otherwise the fund would realize either no gain or a loss on the purchase of the call option.

         The purchase of a put option would entitle a fund, in exchange for the premium paid, to sell specified securities or currency at a specified price during the option period. The purchase of protective puts is designed to offset or hedge against a decline in the market value of a fund's portfolio securities or the currencies in which they are denominated. Put options may also be purchased by a fund for the purpose of affirmatively benefiting from a decline in the price of securities or currencies which it does not own. A fund would ordinarily realize a gain if, during the option period, the value of the underlying securities or currency decreased below the exercise price sufficiently to cover the premium and transaction costs; otherwise the fund would realize either no gain or a loss on the purchase of the put option. Gains and losses on the purchase of put options may be offset by countervailing changes in the value of a fund's portfolio securities.

         A fund's options transactions will be subject to limitations established by each of the exchanges, boards of trade or other trading facilities on which these options are traded. These limitations govern the maximum number of options in each class which may be written or purchased by a single investor or group of investors acting in concert, regardless of whether the options are written or purchased on the same or different exchanges, boards of trade or other trading facilities or are held or written in one or more accounts or through one or more brokers. Thus, the number of options which a fund may write or purchase may be affected by options written or purchased by other investment advisory clients of the fund's adviser. An exchange, board of trade or other trading facility may order the liquidation of positions found to be in excess of these limits, and it may impose certain other sanctions.

Risks Associated with Options Transactions. There is no assurance that a liquid secondary market on a domestic or foreign options exchange will exist for any particular exchange-traded option or at any particular time. If a fund is unable to effect a closing purchase transaction with respect to covered options it has written, the fund will not be able to sell the underlying securities or currencies or dispose of assets held in a segregated account until the options expire or are exercised. Similarly, if a fund is unable to effect a closing sale transaction with respect to options it has purchased, it would have to exercise the options in order to realize any profit and will incur transaction costs upon the purchase or sale of underlying securities or currencies.

         Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain options; (ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or the Options Clearing Corporation may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in that class or series of options) would cease to exist although outstanding options on that exchange that had been issued by the Options Clearing Corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

         A fund's ability to terminate over-the-counter options is more limited than with exchange-traded options and may involve the risk that broker-dealers participating in these transactions will not fulfill their obligations. The Adviser will determine the liquidity of each fund's over-the-counter options in accordance with guidelines adopted by the Trustees.

         The writing and purchase of options is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The successful use of options depends in part on the ability of a fund's adviser to predict future price fluctuations and, for hedging transactions, the degree of correlation between the options and securities or currency markets.

Futures Contracts and Options on Futures Contracts. To seek to increase total return or hedge against changes in interest rates, securities prices or currency exchange rates, a fund or underlying fund in its portfolio may purchase and sell various kinds of futures contracts, and purchase and write call and put options on these futures contracts. A fund may also enter into closing purchase and sale transactions with respect to any of these contracts and options. The futures contracts may be based on various securities (such as U.S. government securities), securities indices, foreign currencies and any other financial instruments and indices. All futures contracts entered into by a fund are traded on U.S. or foreign exchanges or boards of trade that are licensed, regulated or approved by the Commodity Futures Trading Commission ("CFTC").

Futures Contracts. A futures contract is an agreement between two parties to buy and sell particular financial instruments or currencies for an agreed price during a designated month (or to deliver the final cash settlement price, in the case of a contract relating to an index or otherwise not calling for physical delivery at the end of trading in the contract).

         Positions taken in the futures markets are not normally held to maturity but are instead liquidated through offsetting transactions which may result in a profit or a loss. While futures contracts on securities or currency will usually be liquidated in this manner, a fund may instead make, or take, delivery of the underlying securities or currency whenever it appears economically advantageous to do so. A clearing corporation associated with the exchange on which futures contracts are traded guarantees that, if still open, the sale or purchase will be performed on the settlement date.

Hedging and Other Strategies. Hedging is an attempt to establish the effective price or rate of return on portfolio securities or securities that a fund proposes to acquire or the exchange rate of currencies in which portfolio securities are quoted or denominated. When interest rates are rising or securities prices are falling, a fund can seek to offset a decline in the value of its current portfolio securities through the sale of futures contracts. When interest rates are falling or securities prices are rising, a fund, through the purchase of futures contracts, can attempt to secure better rates or prices than might later be available in the market when it effects anticipated purchases. A fund may seek to offset anticipated changes in the value of a currency in which its portfolio securities, or securities that it intends to purchase, are quoted or denominated by purchasing and selling futures contracts on these currencies.

         A fund may, for example, take a "short" position in the futures market by selling futures contracts in an attempt to hedge against an anticipated rise in interest rates or a decline in market prices or foreign currency rates that would adversely affect the dollar value of the fund's portfolio securities. These futures contracts may include contracts for the future delivery of securities held by a fund or securities with characteristics similar to those of the fund's portfolio securities. Similarly, a fund may sell futures contracts on any currencies in which its portfolio securities are quoted or denominated or in one currency to hedge against fluctuations in the value of securities denominated in a different currency if there is an established historical pattern of correlation between the two currencies.

         If, in the opinion of the Adviser, there is a sufficient degree of correlation between price trends for a fund's portfolio securities and futures contracts based on other financial instruments, securities indices or other indices, the fund may also enter into these futures contracts as part of its hedging strategy. Although under some circumstances prices of securities in a fund's portfolio may be more or less volatile than prices of these futures contracts, the Adviser will attempt to estimate the extent of this volatility difference based on historical patterns and compensate for any differential by having the fund enter into a greater or lesser number of futures contracts or by attempting to achieve only a partial hedge against price changes affecting the fund's portfolio securities.

         When a short hedging position is successful, any depreciation in the value of portfolio securities will be substantially offset by appreciation in the value of the futures position. On the other hand, any unanticipated appreciation in the value of a fund's portfolio securities would be substantially offset by a decline in the value of the futures position.

         On other occasions, a fund may take a "long" position by purchasing futures contracts. This would be done, for example, when a fund anticipates the subsequent purchase of particular securities when it has the necessary cash, but expects the prices or currency exchange rates then available in the applicable market to be less favorable than prices that are currently available. A fund may also purchase futures contracts as a substitute for transactions in securities or foreign currency, to alter the investment characteristics of or currency exposure associated with portfolio securities or to gain or increase its exposure to a particular securities market or currency.

Options on Futures Contracts. A fund may purchase and write options on futures for the same purposes as its transactions in futures contracts. The purchase of put and call options on futures contracts will give a fund the right (but not the obligation) for a specified price to sell or to purchase, respectively, the underlying futures contract at any time during the option period. As the purchaser of an option on a futures contract, a fund obtains the benefit of the futures position if prices move in a favorable direction but limits its risk of loss in the event of an unfavorable price movement to the loss of the premium and transaction costs.

         The writing of a call option on a futures contract generates a premium which may partially offset a decline in the value of a fund's assets. By writing a call option, a fund becomes obligated, in exchange for the premium (upon exercise of the option) to sell a futures contract if the option is exercised, which may have a value higher than the exercise price. Conversely, the writing of a put option on a futures contract generates a premium which may partially offset an increase in the price of securities that a fund intends to purchase. However, a fund becomes obligated (upon exercise of the option) to purchase a futures contract if the option is exercised, which may have a value lower than the exercise price. The loss incurred by a fund in writing options on futures is potentially unlimited and may exceed the amount of the premium received.

         The holder or writer of an option on a futures contract may terminate its position by selling or purchasing an offsetting option of the same series. There is no guarantee that these closing transactions can be effected. A fund's ability to establish and close out positions on these options will be subject to the development and maintenance of a liquid market.

Other Considerations. A fund will engage in futures and related options transactions either for bona fide hedging purposes or to seek to increase total return as permitted by the CFTC. To the extent that a fund is using futures and related options for hedging purposes, futures contracts will be sold to protect against a decline in the price of securities (or the currency in which they are quoted or denominated) that the fund owns or futures contracts will be purchased to protect the fund against an increase in the price of securities (or the currency in which they are quoted or denominated) it intends to purchase. A fund will determine that the price fluctuations in the futures contracts and options on futures used for hedging purposes are substantially related to price fluctuations in securities held by the fund or securities or instruments which it expects to purchase. As evidence of a fund's hedging intent, on 75% or more of the occasions on which it takes a long futures or option position (involving the purchase of futures contracts), the fund must have purchased, or will be in the process of purchasing, equivalent amounts of related securities (or assets denominated in the related currency) in the cash market at the time when the futures or option position is closed out. However, in particular cases, when it is economically advantageous for a fund to do so, a long futures position may be terminated or an option may expire without the corresponding purchase of securities or other assets.

         To the extent that a fund engages in nonhedging transactions in futures contracts and options on futures, the aggregate initial margin and premiums required to establish these nonhedging positions may not exceed 5% of the net asset value of the fund's portfolio, after taking into account unrealized profits and losses on any such positions and excluding the amount by which these options were in-the-money at the time of purchase.

         Transactions in futures contracts and options on futures involve brokerage costs, require margin deposits and, in the case of contracts and options obligating a fund to purchase securities or currencies, require the fund to establish a segregated account consisting of cash or liquid securities in an amount equal to the underlying value of these contracts and options.

         While transactions in futures contracts and options on futures may reduce certain risks, these transactions themselves entail certain other risks. For example, unanticipated changes in interest rates, securities prices or currency exchange rates may result in a poorer overall performance for a fund than if it had not entered into any futures contracts or options transactions.

         Perfect correlation between a fund's futures positions and portfolio positions will be impossible to achieve. In the event of an imperfect correlation between a futures position and the portfolio position to be hedged, the desired protection may not be obtained and a fund may be exposed to risk of loss. In addition, it is not possible to hedge fully or protect against currency fluctuations affecting the value of securities denominated in foreign currencies because the value of these securities is likely to fluctuate as a result of independent factors not related to currency fluctuations.

         Some futures contracts or options on futures may become illiquid under adverse market conditions. In addition, during periods of market volatility, a commodity exchange may suspend or limit trading in a futures contract or related option, which may make the instrument temporarily illiquid and difficult to price. Commodity exchanges may also establish daily limits on the amount that the price of a futures contract or related option can vary from the previous day's settlement price. Once the daily limit is reached, no trades may be made that day at a price beyond the limit. This may prevent a fund from closing out positions and limiting its losses.

Restricted and Illiquid Securities. Each fund may invest up to 15% of its net assets in illiquid securities, including certain restricted and private placement securities. It may be difficult to dispose of illiquid securities quickly or at a price that fully reflects their fair value. Restricted securities that are eligible for resale in reliance on Rule 144A under the Securities Act of 1933, as amended (the "1933 Act"), and commercial paper offered under Section 4(2) of the 1993 Act are not subject to the funds' 15% limit on illiquid investments, if they are determined to be liquid.

         An underlying fund whose shares are held by a Kobren Insight fund is obligated to redeem these shares only in an amount up to 1% of the underlying fund's outstanding securities during any period of less than 30 days. Accordingly, because the funds and their affiliates may together acquire up to 3% of an underlying fund's shares, a fund that has decided to sell its entire position in an underlying fund may need up to 90 days to completely implement this decision. In addition, a fund's holdings of underlying fund shares representing more than 1% of the underlying fund's outstanding securities may be subject to the 15% limitation on illiquid investments. However, the funds have reserved the right to pay redemption requests in portfolio securities and therefore, these positions may be treated as liquid.

         An underlying fund may elect to pay the proceeds of a redemption by a Kobren Insight fund through a distribution in kind of portfolio securities, instead of cash. If a fund receives securities that are not considered by KIM to be desirable investments, the fund will incur additional transaction costs in disposing of the securities.

Borrowing, Reverse Repurchase Agreements and Leverage. An underlying fund in a fund's portfolio may borrow money from banks or through reverse repurchase agreements for emergency and/or leverage purposes. Using the cash proceeds of reverse repurchase agreements to finance the purchase of additional investments is a form of leverage. Leverage magnifies the sensitivity of a fund's net asset value to changes in the market prices of the fund's portfolio securities. However, each Kobren Insight fund will borrow solely for temporary or emergency (and not for leverage) purposes. The aggregate amount of such borrowings and reverse repurchase agreements may not exceed one-third of any fund's total assets.

         Under the 1940 Act, a fund is required to maintain continuous asset coverage of 300% with respect to such borrowings and to sell (within three days) sufficient portfolio holdings in order to restore such coverage if it should decline to less than 300% due to market fluctuation or otherwise. Such sale must occur even if disadvantageous from an investment point of view. Leveraging aggregates the effect of any increase or decrease in the value of portfolio securities on the underlying fund's net asset value. In addition, money borrowed is subject to interest costs (which may include commitment fees and/or the cost of maintaining minimum average balances) which may or may not exceed the income and gains from the securities purchased with borrowed funds.

Defensive Investing. For temporary defensive purposes under abnormal market conditions, Kobren Growth Fund and Kobren Moderate Growth Fund each may hold or invest up to 100% of total assets in cash, investment grade fixed income securities, repurchase agreements and/or money market fund shares. Kobren Conservative Allocation Fund may hold more than 35% of total assets up to 100% in these securities regardless of market conditions.

                             FIXED INCOME SECURITIES

Fixed Income Securities. The value of fixed income securities, including U.S. government securities, varies inversely with changes in interest rates. When interest rates decline, the value of fixed income securities tends to rise. When interest rates rise, the value of fixed income securities tends to decline. The market prices of zero coupon, delayed coupon and payment-in-kind securities are affected to a greater extent by interest rate changes and tend to be more volatile than the market prices of securities providing for regular cash interest payments.

         In addition, fixed income securities are subject to the risk that the issuer may default on its obligation to pay principal and interest. The value of fixed income securities may also be reduced by the actual or perceived deterioration in an issuer's credit-worthiness, including credit rating downgrades.

         Fixed income securities may be subject to both call (prepayment) risk and extension risk. Call risk is the risk that an issuer of a security will exercise its right to pay principal on an obligation earlier than scheduled. Early principal payments tend to be made during periods of declining interest rates. This forces the affected fund to reinvest the unanticipated cash flow in lower yielding securities. Extension risk is the risk that an issuer will exercise its right to pay principal later than scheduled. This typically happens during periods of rising interest rates and prevents the affected fund from reinvesting in higher yielding securities. Unscheduled principal prepayments and delays in payment can both reduce the value of an affected security. Unlike most conventional fixed income securities, mortgage-backed and asset-backed securities are generally subject to both call (prepayment) risk and extension risk.

Money Market Instruments. Kobren Growth Fund, Kobren Moderate Growth Fund and Kobren Conservative Allocation Fund each may invest up to 35%, 35% and 40%, respectively, of their total assets directly in money market instruments. Money market instruments in which the funds may invest include obligations issued or guaranteed by the United States government, its agencies or instrumentalities; certificates of deposit, time deposits and bankers' acceptances issued by or maintained at U.S. and foreign banks; and commercial paper.

Master Demand Notes. An underlying fund (particularly an underlying money market fund) may invest up to 100% of its assets in master demand notes. These are unsecured obligations of U.S. corporations redeemable upon notice that permit investment by a mutual fund of fluctuating amounts at varying rates of interest pursuant to direct arrangements between the mutual fund and the issuing corporation. Because master demand notes are direct arrangements between the mutual fund and the issuing corporation, there is no secondary market for the notes. The notes are, however, redeemable at face value plus accrued interest at any time.

Repurchase Agreements. Each fund (and the underlying funds in its portfolio) may, to the extent permitted by its investment policies, enter into repurchase agreements. A repurchase agreement consists of the sale to a fund of a U.S. government security or other debt obligation together with an agreement to have the selling counterparty repurchase the security at a specified future date and repurchase price. If a repurchase agreement counterparty defaults on its repurchase obligation, a fund may, under some circumstances, be limited or delayed in disposing of the repurchase agreement collateral, which could result in a loss to the fund.

High Yield Securities and Their Risks. A fund will not invest directly more than 35% of its total assets in high yield, high-risk, lower-rated securities, commonly known as "junk bonds." Junk bonds are securities rated below the top four bond rating categories of Standard & Poor's Ratings Group, Moody's Investors Service, Inc. or another nationally recognized statistical rating organization or, if unrated, determined by the investment adviser to be of comparable credit quality. Such fund's investment in such securities is subject to the risk factors outlined below.

Growth of the High Yield Bond Market. The high yield, high risk market is at times subject to substantial volatility. An economic downturn or increase in interest rates may have a more significant effect on the high yield, high risk securities in a fund's portfolio and their markets, as well as on the ability of securities' issuers to repay principal and interest. Issuers of high yield, high risk securities may be of low credit-worthiness and the high yield, high risk securities may be subordinated to the claims of senior lenders. During periods of economic downturn or rising interest rates, the issuers of high yield, high risk securities may have greater potential for insolvency and a higher incidence of high yield, high risk bond defaults may be experienced.

Sensitivity of Interest Rate and Economic Changes. The prices of high yield, high risk securities may be more or less sensitive to interest rate changes than higher-rated investments but are more sensitive to adverse economic changes or individual corporate developments. During an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress that would adversely affect their ability to service their principal and interest payment obligations, to meet projected business goals, and to obtain additional financing. If the issuer of a high yield, high risk security owned by an underlying fund defaults, the fund may incur additional expenses in seeking recovery. Periods of economic uncertainty and changes can be expected to result in increased volatility of market prices of high yield, high risk securities and the fund's net asset value. Yields on high yield, high risk securities will fluctuate over time. Furthermore, in the case of high yield, high risk securities structured as zero coupon or pay-in-kind securities, their market prices are affected to a greater extent by interest rate changes and thereby tend to be more volatile than market prices of securities which pay interest periodically and in cash.

Payment Expectations. Certain securities held by a fund or an underlying fund, including high yield, high risk securities, may contain redemption or call provisions. If an issuer exercises these provisions in a declining interest rate market, such fund would have to replace the security with a lower yielding security, resulting in a decreased return for the investor. Conversely, a high yield, high risk security's value will decrease in a rising interest rate market.

Liquidity and Valuation. The secondary market may at times become less liquid or respond to adverse publicity or investor perceptions, making it more difficult for a fund or an underlying fund to accurately value high yield, high risk securities or dispose of them. To the extent such fund owns or may acquire illiquid or restricted high yield, high risk securities, these securities may involve special registration responsibilities, liabilities and costs, and liquidity difficulties, and judgment will play a greater role in valuation because there is less reliable and objective data available.

Taxation. Special tax considerations are associated with investing in high yield bonds structured as zero coupon or pay-in-kind securities or other securities that have "original issue discount." A fund will report the accrued interest on these securities as income each year even though it receives no cash interest until the security's maturity or payment date. Further, a fund must distribute substantially all of its income for each year to its shareholders to qualify for pass-through treatment under the tax law. Accordingly, such a fund may have to dispose of its portfolio securities under disadvantageous circumstances to generate cash or may have to leverage itself by borrowing the cash to satisfy distribution requirements.

Credit Ratings. Credit ratings evaluate the safety of principal and interest payments, not the market value risk of high yield, high risk securities. Since credit rating agencies may fail to change the credit ratings in a timely manner to reflect subsequent events, the investment adviser to the funds or an underlying fund must monitor the issuers of high yield, high risk securities in the fund's portfolio to determine if the issuers will have sufficient cash flow and profits to meet required principal and interest payments, and to attempt to assure the securities' liquidity so the fund can meet redemption requests. To the extent that an underlying fund invests in high yield, high risk securities, the achievement of the fund's investment objective may be more dependent on the underlying fund's own credit analysis than is the case for higher quality bonds. A fund or an underlying fund may retain a portfolio security whose rating has been changed. See "Appendix" for credit rating information.

Mortgage-Backed, Asset-Backed, Indexed and Derivative Securities. Each fund (and the underlying funds in its portfolio) may invest in mortgage-backed, asset-backed and indexed securities. Some of these securities are considered to be derivative securities. Mortgage-backed securities represent participation interests in pools of adjustable and fixed-rate mortgages. They may be issued by agencies or instrumentalities of the U.S. government or may be privately issued. Unlike conventional debt obligations, mortgage-backed securities provide monthly payments derived from the monthly interest and principal payments (including any prepayments) made by the individual borrowers on the pooled mortgage loans.

         A fund's investments in mortgage-backed securities may include conventional mortgage pass through securities, stripped mortgage-backed securities ("SMBS") and certain classes of multiple class collateralized mortgage obligations ("CMOs"). Examples of SMBS include interest only ("IO") and principal only ("PO") securities. Senior CMO classes typically have priority over less senior and residual CMO classes as to the receipt of principal and/or interest payments on the underlying mortgages. The CMO classes in which a fund may invest include sequential and parallel pay CMOs, including planned amortization class securities ("PACs").

         The principal and interest on asset-backed securities are collateralized by pools of assets such as auto loans, credit card receivables, leases, installment contracts and personal property. Asset-backed securities generally are not collateralized as securely as mortgage-backed securities.

         A fund may invest in floating rate and other indexed securities. The interest rate and/or the principal payable at the maturity of an indexed security may change positively or inversely in relation to one or more interest rates, financial indices, currency rates or other reference prices. In addition, changes in the amount payable on a leveraged indexed security may be a multiple of changes in the reference rate or price. Examples of indexed securities include IOs, POs, inverse floaters, inverse IOs, super floaters, capped floaters, range floaters, dual index or yield curve floaters and Cost of Funds Index ("COFI") floaters.

         Mortgage-backed, asset-backed and indexed securities are subject to different combinations of call (prepayment), extension, interest-rate and other market risks. These risks and the price volatility of a security are magnified to the extent that a security has imbedded leverage. Under adverse market conditions, any of these risks could lead to a decline in the yield on or market value of these securities. In addition, these securities can at times be difficult to price accurately or to liquidate at a fair price.

         Conventional mortgage-backed securities and sequential pay CMOs are subject to all of these risks, but are typically not leveraged. PACs and other senior classes of sequential and parallel pay CMOs usually involve less exposure to prepayment, extension and interest-rate risk than other mortgage-based securities, provided that prepayment rates stay within expected prepayment ranges or collars. Call or prepayment risk is the risk primarily associated with mortgage IOs and superfloaters. Mortgage POs, inverse IOs, inverse floaters, capped floaters and COFI floaters are especially susceptible to extension and interest rate risk. Range floaters are subject to the risk that a designated interest rate will float outside the specified interest rate collar. Dual index floaters are subject to depreciation if there is an unfavorable change in the spread between two designated interest rates.

REITs. Real estate investment trusts (REITs) are companies that invest directly in real estate or in real estate mortgages. Investing in REITs would expose the funds to the special risks of the real estate and mortgage sectors. These risks include possible downturns in the real estate market, overbuilding, high vacancy rates, reduced or regulated rents, increases in interest rates, unexpected changes in prepayment rates for real estate mortgages, adverse governmental actions, environmental liabilities and natural disasters.

Year 2000 Risks. Like other mutual funds, financial and business organizations and individuals around the world, a fund could be adversely affected if the computer systems used by the Adviser and other service providers do not properly process and calculate date-related information from and after January 1, 2000. This is commonly known as the "Year 2000 Problem." KIM is taking steps that it believes are reasonably designed to address the Year 2000 Problem with respect to the computer systems that it uses and to obtain satisfactory assurances that comparable steps are being taken by each of the funds' other major service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact on the funds.
         In addition, the underlying funds or the companies in which the funds or the underlying funds may have Year 2000 computer problems. The value of their securities could go down if they do not fix their problems in time or if fixing them is very expensive.

                           II. INVESTMENT RESTRICTIONS

         FUNDAMENTAL INVESTMENT POLICIES. Each fund has adopted certain fundamental investment policies. These fundamental investment policies cannot be changed unless the change is approved by the lesser of (1) 67% or more of the voting securities present at a meeting, if the holders of more than 50% of the outstanding voting securities of the fund are present or represented by proxy, or (2) more than 50% of the outstanding voting securities of the fund. These fundamental policies provide that a fund may not:

1. Invest 25% or more of its total assets in securities of issuers in any one industry (securities issued or guaranteed by the United States government, its agencies or instrumentalities are not considered to represent industries) or in shares of underlying funds ("sector funds") that each have a policy of concentrating in the same industry. This limitation does not apply to underlying funds that have a policy against concentrating in any one industry and does not preclude a fund from investing 25% or more of its assets in sector funds generally, provided that cumulative investments in sector funds that all concentrate as a matter of policy in the same industry do not equal or exceed 25% of the fund's total assets. Each fund will concentrate in the mutual fund industry.

2. Borrow money or issue senior securities except to the extent permitted by the 1940 Act.

3. Make loans of securities to other persons, except loans of securities not exceeding 33 1/3% of the fund's total assets, investments in debt obligations and transactions in repurchase agreements.

4. Underwrite securities of other issuers, except insofar as the fund may be deemed an underwriter under the Securities Act of 1933, as amended (the "1933 Act") in selling portfolio securities.

5. Purchase or sell real estate or any interest therein, including interests in real estate limited partnerships, except securities issued by companies (including real estate investment trusts) that invest in real estate or interests therein and real estate acquired as a result of owning securities.

6. Invest in commodities or commodity futures contracts, provided that this limitation shall not prohibit the purchase or sale by the fund of forward currency contracts; financial futures contracts and options on financial futures contracts; options on securities, currencies and securities indices; and swaps, caps, floors and collars, as permitted by the fund's prospectus.

         The 1940 Act currently prohibits the funds from issuing senior securities or borrowing money. However, each fund may borrow from banks or pursuant to reverse repurchase agreements in an amount not exceeding one-third of total assets (including the amount borrowed). If borrowings exceed this one-third limitation, for any reason, a fund must reduce the amount of its borrowings to not more than one-third of total assets within three business days.

         Additional investment restrictions adopted by the funds, which may be changed by the Board of Trustees, provide that a fund may not:

1. With respect to 75% of the fund's assets, invest more than 5% of the fund's assets (taken at market value at the time of purchase) in the outstanding securities of any single issuer or own more than 10% of the outstanding voting securities of any one issuer, in each case other than (1) securities issued or guaranteed by the United States government, its agencies or instrumentalities, or (2) securities of other investment companies.

2. Invest more than 15% of its net assets (taken at market value at the time of purchase) in illiquid securities.

3.   Make investments for the purpose of exercising control or management.

4.   Invest in other  investment  companies  except as permitted  under the 1940
     Act.

         The mutual funds in which the funds may invest may, but need not, have the same investment objectives or policies as a fund. Although all of the funds may from time to time invest in shares of the same underlying mutual fund, the percentage of each fund's assets so invested may vary, and KIM will determine that such investments are consistent with the investment objective and policies of each fund. The investments that may, in general, be made by underlying funds in which the funds may invest, as well as the risks associated with such investments, are described in the prospectus.

                   III. MANAGEMENT OF THE TRUST AND THE FUNDS

A.  Trustees and Officers

         The principal occupations of the Trustees and officers of the Trust during the past five years are set forth below: Each Trustee who is deemed to be an "interested person" of the Trust, as defined in the 1940 Act, is indicated by an asterisk.

*ERIC M. KOBREN, 20 William Street, Suite 310, P.O. Box 9135, Wellesley Hills, Massachusetts 02481 - Chairman of the Board, President and Trustee. Mr. Kobren has served as President of Mutual Fund Investors Association, Inc. since 1985 and as President of Kobren Insight Management, Inc. and Kobren Insight Brokerage, Inc. since 1987. These are a financial publishing concern, a registered investment advisory firm and a registered broker-dealer,
respectively.     Mr. Kobren is 45 years old.

*MICHAEL P. CASTELLANO, 134 Redspruce Drive, Lake Naomi, Pennsylvania, 18350 - Trustee. Retired. From December 1994 to June 1997, Mr. Castellano served as Chief Administrative Officer of Kobren Insight Management, Inc. and as a registered representative of Kobren Insight Brokerage, Inc. From October 1993 to December 1994, Mr. Castellano was employed as Executive Vice President and Chief Administrative Officer of Wall Street Investor Services, a registered broker-dealer. Prior to that time, he was a Senior Vice President with Fidelity Investments, a registered investment advisory firm and broker-dealer. Mr. Castellano is 57 years old.

EDWARD B. BLOOM, International Data Group Inc., 5 Speen Street, P.O. Box 9192, Framingham, Massachusetts 01701 - Trustee. Mr. Bloom, Vice President and Treasurer of International Data Group Inc., a publishing company, has been
employed there since November 1967.     He is 49 years old.

ARTHUR DUBROFF, 335 Madison Avenue, 25th Floor, New York, New York 10017 - Trustee. Since July 1996, Mr. Dubroff has served as Executive Vice President and Chief Financial Officer of Enhance Financial Services Group, Inc. ("Enhance Financial"). Mr. Dubroff also acted as a Director of Enhance Financial from 1986 to 1991 and 1992 to 1996. From November 1993 to July 1996, he was employed as a Senior Vice President of First Data Corporation, a financial services company.
    Mr. Dubroff is 48 years old.

    ROBERT I. GOLDFARB, Hughes Hubbard & Reed LLP, 201 South Biscayne Boulevard, Suite 2500, Miami, Florida 33131 - Trustee. Mr. Goldfarb, Partner of Hughes Hubbard & Reed LLP, a law firm, has been employed there since July 1989. He is 43 years old.

STUART J. NOVICK, Children's Hospital, 300 Longwood Avenue, Boston, Massachusetts 02115 - Trustee. Since April 1997, Mr. Novick has served as Senior Vice President and General Counsel of Children's Hospital. From July 1984 to April 1997, Mr. Novick served as Vice President and General Counsel of
Children's Hospital.     He is 49 years old.

ERIC J. GODES, 20 William Street, Suite 310, P.O. Box 9135, Wellesley Hills, Massachusetts 02481 - Vice President, Treasurer and Secretary. Mr. Godes, an investment advisory representative of Kobren Insight Management, Inc. and Vice President and a registered representative of Kobren Insight Brokerage, Inc., has
been associated with both companies since 1990.     He is 38 years old.

EDWARD R. GOLDFARB, 20 William Street, Suite 310, P.O. Box 9135, Wellesley Hills, Massachusetts 02481 - Vice President. Since September 1995, Mr. Goldfarb has been Director of Research and Chief Strategist of Kobren Insight Management, Inc. as well as a registered representative of Kobren Insight Brokerage, Inc. From June 1992 to September 1995, he was employed as a registered representative of Aeltus Capital, Inc. and, from March 1994 to September 1995, he also served as Managing Director of Aeltus Investment Management, Inc. From September 1982 to September 1995, Mr. Goldfarb was employed as a Vice President of Aetna Life & Casualty serving in various capacities. During that time, he was also a registered representative of Aetna Financial Services, Inc. Mr. Goldfarb is 38 years old.

         The Trustees who are not employed by the Adviser each receive a $5,000 annual retainer paid in quarterly installments, a $1,000 fee for each board meeting attended and a $500 fee per committee meeting attended, plus out-of-pocket expenses incurred in attending such meetings.

                               Compensation Table

         The following table sets forth the compensation paid to the Trustees of the Trust for the fiscal year ended December 31, 1998. No compensation is paid to any officers of the Trust by the funds.


                                                            TOTAL COMPENSATION
                                        AGGREGATE           FROM THE TRUST
NAME OF PERSON                          COMPENSATION        AND FUND COMPLEX
AND POSITION                            FROM THE TRUST      PAID TO TRUSTEES

Eric M. Kobren,                         $         0         $      0
Chairman of the Board,
President and Trustee

Michael P. Castellano,                  $         0         $      0
Trustee

Edward B. Bloom,                        $     9,000         $  9,000
Trustee

Arthur Dubroff,                         $     9,000         $  9,000
Trustee

Robert I. Goldfarb*,                    $         0         $      0
Trustee

Stuart J. Novick,                       $     9,000         $  9,000
Trustee

*  (Elected as a Trustee effective 02/05/99)


Control Persons and Principal Holders of Securities

    As of April 21, 1999, the following  entities/individuals owned of record or
beneficially 5% or more of the outstanding shares of the funds     :

                                                  Kobren Growth Fund


Name and Address                             % of Fund      Nature of Ownership

National Financial Services Corporation      23.34%         Record (a)
One World Financial Center
200 Liberty Street
New York, NY  10281

Eric M. Kobren & Catherine S. Kobren JT WROS 9.58%          Beneficial
20 William Street, Suite 310
P.O. Box 9135
Wellesley Hills, MA  02481

Mutual Fund Investors Association, Inc.      7.48%          Beneficial
P.O. Box 9135
Wellesley, MA  02481

                                                  Kobren Moderate Growth Fund


Name and Address                             % of Fund      Nature of Ownership

National Financial Services Corporation      24.88%         Record (a)
One World Financial Center
200 Liberty Street
New York, NY  10281

                                           Kobren Conservative Allocation Fund


Name and Address                             % of Fund      Nature of Ownership

Eric M. Kobren & Catherine S. Kobren JT WROS 22.62%         Beneficial
20 William Street, Suite 310
P.O. Box 9135
Wellesley Hills, MA  02481

National Financial Services Corporation      22.30%         Record (a)
One World Financial Center
200 Liberty Street
New York, NY  10281

 (a) National Financial Services Corporation disclaims beneficial ownership and no one underlying shareholder owns beneficially more than 5% of the shares of the fund.



         The Trust's Declaration of Trust provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with litigation in which they may be involved as a result of their positions with the Trust, unless, as to liability to the Trust or its shareholders, it is finally adjudicated that they engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in their offices, or unless with respect to any other matter it is finally adjudicated that they did not act in good faith in the reasonable belief that their actions were in the best interests of the Trust and its funds. In the case of settlement, such indemnification will not be provided unless it has been determined by a court or other body approving the settlement or other disposition, or by a reasonable determination, based upon a review of readily available facts, by vote of a majority of disinterested Trustees or in a written opinion of independent counsel, that such officers or Trustees have not engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of their duties.

B.  Investment Adviser

         KIM serves as investment adviser to the Trust and its funds pursuant to a written investment advisory agreement. KIM is a Massachusetts corporation organized in 1987, and is a registered investment adviser under the Investment Advisers Act of 1940.

         Certain services provided by KIM under the investment advisory agreement are described in the prospectus. In addition to those services, KIM may, from time to time, provide the funds with office space for managing their affairs, with the services of required executive personnel, and with certain clerical services and facilities. These services are provided without reimbursement by the funds for any costs incurred. As compensation for its services, each fund pays KIM a fee computed daily and paid monthly at the annual rate of 0.75% of the fund's average daily net assets. This fee will be reduced by agreements the Kobren Insight funds have structured with underlying funds to receive Rule 12b-1 and service fees and to share in a portion of their advisory fee revenue. For the years ended December 31, 1997 and the December 31, 1998, the Adviser was paid $324,325 and $495,612, respectively, by Kobren Growth Fund; $178,947 and $388,684, respectively, by Kobren Moderate Growth Fund; and $66,652 and $165,999, respectively, by Kobren Conservative Allocation Fund.

         Each fund is responsible for all expenses not expressly assumed by KIM or the administrator. These include, among other things, organization expenses, legal fees, audit and accounting expenses, insurance costs, the compensation and expenses of the Trustees, the expenses of printing and mailing reports, notices and proxy statements to fund shareholders, registration fees under federal and state securities laws, brokerage commissions, interest, taxes and extraordinary expenses (such as for litigation).

         KIM has agreed to reimburse each fund to the extent necessary to maintain each fund's operating expenses (excluding investment advisory fees, brokerage commissions, taxes, interest and litigation, indemnification and other extraordinary expenses) at 0.25% annually of the fund's average daily net assets. Although this expense cap arrangement can be revoked at any time, KIM plans to continue this arrangement until January 1, 2001.

         By its terms, the Trust's investment advisory agreement will remain in effect through November 15, 1998 and from year to year thereafter, subject to annual approval by (a) the Board of Trustees or, with respect to a particular fund, (b) a vote of the majority of that fund's outstanding voting securities. In either event, continuance must also be approved by a majority of the Trustees who are not interested persons of the Trust, by a vote cast in person at a meeting called for the purpose of voting such approval. The Trust's investment advisory agreement may be terminated at any time, on sixty days' written notice, without the payment of any penalty, by the Board of Trustees, by a vote of the majority of a particular fund's outstanding voting securities, or by KIM. The investment advisory agreement automatically terminates in the event of its assignment, as defined by the 1940 Act and the rules thereunder.

C.  Distributor

         Kobren Insight Brokerage, Inc., an affiliate of Kobren Insight Management, 20 William Street, Suite 310, P.O. Box 9135, Wellesley Hills, Massachusetts 02481, serves as each fund's distributor pursuant to an agreement which is renewable annually. Each fund's shares are sold on a continuous basis by Kobren Insight Brokerage, Inc. as agent, although Kobren Insight Brokerage, Inc. is not obligated to sell any particular amount of shares. The distributor pays the cost of printing and distributing prospectuses to persons who are not shareholders of a fund (excluding preparation and printing expenses necessary for the continued registration of a fund's shares) and of preparing, printing and distributing all sales literature.

D.  Administrator, Transfer Agent and Dividend Paying Agent

         The Board of Trustees of the Trust has approved an Administration Agreement between the Trust and First Data Investor Services Group, Inc. ("Investor Services Group"), a subsidiary of First Data Corporation, pursuant to which Investor Services Group serves as administrator to the Trust and to each of the funds. Investor Services Group is located at One Exchange Place, Boston, Massachusetts 02109. The administrative services necessary for the operation of the Trust and its funds provided by Investor Services Group include among other things: (i) preparation of shareholder reports and communications, (ii) regulatory compliance, such as reports to and filings with the Securities and Exchange Commission ("SEC") and state securities commissions and (iii) general supervision of the operation of the Trust and its funds, including coordination of the services performed by the transfer agent, custodian, independent accountants, legal counsel and others. For these services, Investor Services
Group is entitled to receive $67,500 annually for administration and fund accounting on a per fund basis. Of the $67,500 payable by each fund for the year ended December 31, 1997, $6,381 was waived for each fund by Investor Services Group.

         Investor Services Group also serves as the Trust's transfer and dividend paying agent and performs shareholder service activities. The location for these services is 4400 Computer Drive, Westborough, Massachusetts 01581. The services of Investor Services Group are provided pursuant to a Transfer Agency and Services Agreement between the Trust and Investor Services Group. Pursuant to such Agreement, Investor Services Group receives from the Trust, with respect to each fund, an annual fee of $14 per shareholder account (subject to a $32,000 annual minimum per fund). Investor Services Group also receives reimbursement under the Transfer Agency and Services Agreement for certain out-of-pocket expenses incurred in rendering such services.

                   IV. PURCHASE, REDEMPTION AND DETERMINATION
                               OF NET ASSET VALUE

         Detailed information on purchase and redemption of shares is included in the prospectus. The Trust may suspend the right to redeem its shares or postpone the date of payment upon redemption for more than three business days
(i) for any period during which the NYSE is closed (other than customary weekend or holiday closings) or trading on the exchange is restricted; (ii) for any period during which an emergency exists as a result of which disposal by a fund of securities owned by it is not reasonably practicable or it is not reasonably practicable for a fund fairly to determine the value of its net assets; or (iii) for such other periods as the SEC may permit for the protection of shareholders of the Trust.

         Each fund's underlying funds are valued according to the net asset value per share ("NAV") furnished by that fund's accounting agent. Each fund's investment securities are valued at the last sale price on the securities exchange or national securities market on which such securities primarily are traded. Securities not listed on an exchange or national securities market, or securities in which there were no transactions, are valued at the average of the most recent bid and asked prices. Bid price is used when no asked price is available. Short-term investments are carried at amortized cost, which approximates market value. Any securities or other assets for which recent market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Trustees. Income, expenses and fees, including the advisory and administration fees, are accrued daily and taken into account for the purpose of determining the net asset value of each fund's shares.

         Each fund computes the NAV of its shares at the close of regular trading on the NYSE (normally 4:00 p.m. New York time) on each weekday that is not a holiday. The holidays (as observed) on which the NYSE is scheduled to be closed currently are: New Year's Day, Martin Luther King's Birthday, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas. If the NYSE closes early, the time of computing the NAV and the deadlines for purchasing and redeeming shares will be accelerated to the earlier closing time. The NAV of each fund's shares is determined by subtracting from the value of the fund's total assets the amount of the fund's liabilities and dividing the remainder by the number of outstanding fund shares. Although the NAV will be calculated at the close of all regular trading days, the NAV reported to NASDAQ for distribution to news agencies will be delayed by one business day.

         Foreign securities in which the funds or the underlying funds may invest may be listed primarily on foreign stock exchanges that may trade on other days (i.e., Saturday). Accordingly, the net asset value of a fund's or an underlying fund's portfolio may be significantly affected by such trading on days when KIM does not have access to the underlying funds and an investor does not have access to the funds.

                             V. SPECIAL REDEMPTIONS

         If the Board of Trustees of the Trust determines that it would be detrimental to the best interests of the remaining shareholders of a fund to make payment wholly or partly in cash, that fund may pay the redemption price in whole or in part by a distribution in kind of securities from the portfolio of that fund, instead of in cash, in conformity with any applicable rules of the SEC. The proceeds of redemption may be more or less than the amount invested and, therefore, a redemption may result in a gain or loss for federal income tax purposes.

                           VI. PORTFOLIO TRANSACTIONS

         KIM is responsible for decisions to buy and sell securities for the funds and for the placement of the funds' portfolio business and negotiation of commissions, if any, paid on these transactions.

         In placing portfolio transactions with brokers and dealers, KIM attempts to obtain the best overall terms for the funds, taking into account such factors as price (including dealer spread), the size, type and difficulty of the transaction involved, and the financial condition and execution capability of the broker or dealer. In selecting broker-dealers and to the extent that the execution and price offered by more than one dealer are comparable, KIM may consider research, including statistical or pricing information, and brokerage services furnished to the funds or KIM. In addition, the funds may pay brokerage commissions to brokers or dealers in excess of those otherwise available upon a determination that the commission is reasonable in relation to the value of the brokerage services provided, viewed in terms of either a specific transaction or overall brokerage services provided with respect to the funds' portfolio transactions by such broker or dealer. KIM may use this research information in managing the funds' assets, as well as assets of other clients.

         Stocks, other equity securities and options may be traded through brokers on an agency basis with a stated brokerage commission or on a principal basis in the over-the-counter market. Fixed income securities are generally traded on the over-the-counter market on a "net" basis without a stated commission, through dealers acting for their own account and not as brokers. Prices paid to a dealer on principal transactions will generally include a "spread", which is the difference between the prices at which the dealer is willing to purchase and sell the specific security at that time. Shares of underlying funds may be purchased or redeemed in transactions with the funds, their principal underwriters or independent dealers. Certain money market instruments and government agency securities may be purchased directly from the issuer, in which case no commissions or premiums are paid. Futures contracts are traded on an agency basis with a futures commission merchant. Swaps and other over-the-counter contracts are traded directly with the counterparty, which is usually a dealer, a bank or other institution.

         Other investment advisory clients advised by KIM may also invest in the same securities as a fund. When these clients buy or sell the same securities at substantially the same time, KIM may average the transactions as to price and allocate the amount of available investments in a manner which KIM believes to be equitable to each client, including the funds. In some instances, this investment procedure may adversely affect the price paid or received by a fund or the size of the position obtainable for it. On the other hand, to the extent permitted by law, KIM may aggregate the securities to be sold or purchased for a fund with those to be sold or purchased for other funds or clients managed by it in order to obtain best execution.

         The funds will arrange to be included within a class of investors entitled not to pay sales charges by purchasing initial load fund shares under letters of intent, rights of accumulation, cumulative purchase privileges and other quantity discount programs.

                          VII. PERFORMANCE INFORMATION

A.  Total Return

         From time to time, quotations of a fund's performance may be included in advertisements, sales literature or reports to shareholders or prospective investors. These performance figures may be calculated in the following manner:

Total return is computed by finding the average annual compounded rates of return over the designated periods that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                  P(1+T)n = ERV

Where:

P =        a hypothetical initial payment of $1,000
T =        average annual total return
n =        number of years
ERV = ending redeemable value at the end of the designated period assuming a hypothetical $1,000 payment made at the beginning of the designated period

         The calculation set forth above is based on the further assumptions that: (i) all dividends and distributions of a fund during the period were reinvested at the net asset value on the reinvestment dates; and (ii) all recurring expenses that were charged to all shareholder accounts during the applicable period were deducted.

         Total returns quoted in advertising reflect all aspects of a fund's return, including the effect of reinvesting dividends and capital gain distributions, and any change in the fund's net asset value per share (NAV) over the period. Average annual returns are calculated by determining the growth or decline in value of a hypothetical historical investment in a fund over a stated period, and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period. For example, a cumulative return of 100% over ten years would produce an average annual return of 7.18%, which is the steady annual return rate that would equal 100% growth on a compounded basis in ten years. While average annual returns are a convenient means of comparing investment alternatives, investors should realize that a fund's performance is not constant over time, but changes from year to year, and that average annual returns represent averaged figures as opposed to the actual year-to-year performance of the fund.

The funds' average annual total returns for the fiscal year ended December 31, 1998 were as follows:

Series                                  One Year                 Life of Fund

Kobren Growth Fund                      11.45%                   14.26% (a)

Kobren Moderate Growth Fund             3.44%                    13.12% (b)

Kobren Conservative Allocation Fund     3.36                     11.55% (c)

(a) The fund  commenced  operations on December 16, 1996
(b) The fund  commenced operations  on December 24, 1996
(c) The fund  commenced  operations on December 30, 1996

B.  Non-Standardized Total Return

         In addition to the performance information described above, a fund may provide total return information for designated periods, such as for the most recent rolling six months or most recent rolling twelve months. A fund may quote unaveraged or cumulative total returns reflecting the simple change in value of an investment over a stated period. Average annual and cumulative total returns may be quoted as a percentage or as a dollar amount, and may be calculated for a single investment, a series of investments, and/or a series of redemptions over any time period. Total returns may be broken down into their components of income and capital (including capital gains and changes in share price) in order to illustrate the relationship of these factors and their contributions to total return. Total returns and other performance information may be quoted numerically or in a table, graph or similar illustration.

C.  Other Information Concerning Fund Performance

         A fund may quote its performance in various ways, using various types of comparisons to market indices, other funds or investment alternatives, or to general increases in the cost of living. All performance information supplied by a fund in advertising is historical and is not intended to indicate future returns. A fund's share prices and total returns fluctuate in response to market conditions and other factors, and the value of a fund's shares when redeemed may be more or less than their original cost.

         A fund may compare its performance over various periods to various indices or benchmarks or combinations of indices and benchmarks, including the performance record of the Standard & Poor's 500 Composite Stock Price Index ("S&P"), the Dow Jones Industrial Average ("DJIA"), the NASDAQ Industrial Index, the Ten Year Treasury Benchmark and the cost of living (measured by the Consumer Price Index, or CPI) over the same period. Comparisons may also be made to yields on certificates of deposit, treasury instruments or money market instruments. The comparisons to the S&P and DJIA show how such fund's total return compared to the record of a broad average of common stock prices (S&P) and a narrower set of stocks of major industrial companies (DJIA). The fund may have the ability to invest in securities or underlying funds not included in either index, and its investment portfolio may or may not be similar in composition to the indices. Figures for the S&P and DJIA are based on the prices of unmanaged groups of stocks, and unlike the fund's returns, their returns do not include the effect of paying brokerage commissions and other costs of investing.

         Comparisons may be made on the basis of a hypothetical initial investment in the fund (such as $1,000), and reflect the aggregate cost of reinvested dividends and capital gain distributions for the period covered (that is, their cash value at the time they were reinvested). Such comparisons may also reflect the change in value of such an investment assuming distributions are not reinvested. Tax consequences of different investments may not be factored into the figures presented.

         A fund's performance may be compared in advertising to the performance of other mutual funds in general or to the performance of particular types of mutual funds, especially those with similar objectives.

     Other groupings of funds prepared by Lipper Analytical Services, Inc. ("Lipper") and other organizations may also be used for comparison to the funds. Although Lipper and other organizations such as Investment Company Data, Inc. ("ICD"), CDA Investment Technologies, Inc. ("CDA") and Morningstar Investors, Inc. ("Morningstar"), include funds within various classifications based upon similarities in their investment objectives and policies, investors should be aware that these may differ significantly among funds within a grouping.

         From time to time a fund may publish the ranking of the performance of its shares by Morningstar, an independent mutual fund monitoring service that ranks mutual funds, including the funds, in broad investment categories (equity, taxable bond, tax-exempt and other) monthly, based upon each fund's one-, three-, five- and ten-year average annual total returns (when available) and a risk adjustment factor that reflects fund performance relative to three-month U.S. Treasury bill monthly returns. Such returns are adjusted for fees and sales loads. There are five ranking categories with a corresponding number of stars: highest (5), above average (4), neutral (3), below average (2) and lowest (1). Ten percent of the funds, series or classes in an investment category receive 5 stars, 22.5% receive 4 stars, 35% receive 3 stars, 22.5% receive 2 stars, and the bottom 10% receive one star.

         From time to time, in reports and promotional literature, a fund's yield and total return will be compared to indices of mutual funds and bank deposit vehicles such as Lipper's "Lipper - Fixed Income Fund Performance Analysis," a monthly publication which tracks net assets, total return, and yield on approximately 1,700 fixed income mutual funds in the United States. Ibbotson Associates, CDA Wiesenberger and F.C. Towers are also used for comparison purposes as well as the Russell and Wilshire Indices. Comparisons may also be made to bank certificates of deposit ("CD"), which differ from mutual funds, such as the funds, in several ways. The interest rate established by the sponsoring bank is fixed for the term of a CD, there are penalties for early withdrawal from CDs, and the principal on a CD is insured. Comparisons may also be made to the 10 year Treasury Benchmark.

         Performance rankings and ratings reported periodically in national financial publications such as Money Magazine, Forbes, Business Week, The Wall Street Journal, Micropal, Inc., Morningstar, Stanger's, Barron's, etc.
will also be used.

         Ibbotson Associates of Chicago, Illinois ("Ibbotson") and others provide historical returns of the capital markets in the United States. A fund may compare its performance to the long-term performance of the U.S. capital markets in order to demonstrate general long-term risk versus reward investment scenarios. Performance comparisons could also include the value of a hypothetical investment in common stocks, long-term bonds or treasuries. A fund may discuss the performance of financial markets and indices over various time periods.

         The capital markets tracked by Ibbotson are common stocks, small capitalization stocks, long-term corporate bonds, intermediate-term government bonds, long-term government bonds, Treasury bills, and the U.S. rate of inflation. These capital markets are based on the returns of several different indices. For common stocks the S&P is used. For small capitalization stocks, return is based on the return achieved by Dimensional Fund Advisors Small Company Fund. This fund is a market value-weighted index of the ninth and tenth deciles of the NYSE, plus stocks listed on the American Stock Exchange and over-the-counter with the same or less capitalization as the upper bound of the NYSE ninth decile.

         Long-term corporate bond returns are based on the performance of the Salomon Brothers Long-Term High-Grade Corporate Bond Index which includes nearly all Aaa- and Aa-rated bonds. Returns on intermediate-term government bonds are based on a one-bond portfolio constructed each year, containing a bond which is the shortest noncallable bond available with a maturity not less than five years. This bond is held for the calendar year and returns are recorded. Returns on long-term government bonds are based on a one-bond portfolio constructed each year, containing a bond that meets several criteria, including having a term of approximately 20 years. The bond is held for the calendar year and returns are recorded. Returns on U.S. Treasury bills are based on a one-bill portfolio constructed each month, containing the shortest-term bill having not less than one month to maturity. The total return on the bill is the month-end price divided by the previous month-end price, minus one. Data up to 1976 is from the U.S. Government Bond file at the University of Chicago's Center for Research in Security Prices; the Wall Street Journal is the source thereafter.

         Inflation rates are based on the CPI. Ibbotson calculates total returns in the same method as the fund.

         Other widely used indices that the funds may use for comparison purposes include the Lehman Bond Index, the Lehman Aggregate Bond Index, the Lehman GNMA Single Family Index, the Lehman Government/Corporate Bond Index, the Salomon Brothers Long-Term High Yield Index, the Salomon Brothers Non-Government Bond Index, the Salomon Brothers Non-U.S. Government Bond Index, the Salomon Brothers World Government Bond Index and the J.P. Morgan Government Bond Index. The Salomon Brothers World Government Bond Index generally represents the performance of government debt securities of various markets throughout the world, including the United States. The Lehman Government/Corporate Bond Index generally represents the performance of intermediate and long-term government and investment grade corporate debt securities. The Lehman Aggregate Bond Index measures the performance of U.S. corporate bond issues, U.S. government securities and mortgage-backed securities. The J.P. Morgan Government Bond Index generally represents the performance of government bonds issued by various countries including the United States. The foregoing bond indices are unmanaged indices of securities that do not reflect reinvestment of capital gains or take investment costs into consideration, as these items are not applicable to indices.

         The funds may also discuss in advertising the relative performance of various types of investment instruments, such as stocks, treasury securities and bonds, over various time periods and covering various holding periods. Such comparisons may compare these investment categories to each other or to changes in the CPI. In addition, the funds may employ historical mutual fund performance data and industry asset allocation studies in their advertisements.

         A fund may advertise examples of the effects of periodic investment plans, including the principle of dollar cost averaging. In such a program, the investor invests a fixed dollar amount in a fund at periodic intervals, thereby purchasing fewer shares when prices are high and more shares when prices are low. While such a strategy does not assure a profit or guard against loss in a declining market, the investor's average cost per share can be lower than if fixed numbers of shares had been purchased at those intervals. In evaluating such a plan, investors should consider their ability to continue purchasing shares through periods of low price levels.

         The funds may be available for purchase through retirement plans or other programs offering deferral of or exemption from income taxes, which may produce superior after-tax returns over time. For example, a $1,000 investment earning a taxable return of 10% annually, compounded monthly, would have an after-tax value of $2,009 after ten years, assuming tax was deducted from the return each year at a 31% rate. An equivalent tax-deferred investment would have an after-tax value of $2,178 after ten years, assuming tax was deducted at a 31% rate from the deferred earnings at the end of the ten year period.

         Evaluations of fund performance made by independent sources may also be used in advertisements concerning the funds, including reprints of, or selections from, editorials or articles about the fund. These editorials or articles may include quotations of performance from other sources such as Lipper or Morningstar. Sources for fund performance information and articles about the funds may include the following:

BANXQUOTE, an on-line source of national averages for leading money market and bank CD interest rates, published on a weekly basis by Masterfund, Inc. of Wilmington, Delaware.

BARRON'S, a Dow Jones and Company, Inc. business and financial weekly that periodically reviews mutual fund performance data.

THE BOSTON GLOBE, a regional daily newspaper.

BUSINESS WEEK, a national business weekly that periodically reports the performance rankings and ratings of a variety of mutual funds investing abroad.

CDA INVESTMENT TECHNOLOGIES, INC., an organization which provides performance and ranking information through examining the dollar results of hypothetical mutual fund investments and comparing these results against appropriate market indices.

CONSUMER DIGEST, a monthly business/financial magazine that includes a "Money Watch" section featuring financial news.

FINANCIAL WORLD, a general business/financial magazine that includes a "Market Watch" department reporting on activities in the mutual fund industry.

FORBES, a national business publication that from time to time reports the performance of specific investment companies in the mutual fund industry.

FORTUNE, a national business publication that periodically rates the performance of a variety of mutual funds.

IBC/DONOGHUES' MONEY FUND REPORT, a weekly publication of the Donoghue Organization, Inc. of Holliston, Massachusetts, reporting on the performance of the nation's money market funds, summarizing money market fund activity, and including certain averages as performance benchmarks, specifically "Donoghue's Money Fund Average," and "Donoghue's Government Money Fund Average."

IBBOTSON ASSOCIATES, INC., a company specializing in investment research and data.

INVESTMENT COMPANY DATA, INC., an independent organization which provides performance ranking information for broad classes of mutual funds.

INVESTORS BUSINESS DAILY, a daily newspaper that features financial, economic, and business news.

KIPLINGER'S PERSONAL FINANCE, a monthly business publication.

LIPPER ANALYTICAL SERVICES, INC.'S MUTUAL FUND PERFORMANCE ANALYSIS, a weekly publication of industry-wide mutual fund averages by type of fund.

MONEY, a monthly magazine that from time to time features both specific funds and the mutual fund industry as a whole.

MORNINGSTAR INVESTOR and MORNINGSTAR PRINCIPIA, monthly mutual fund reporting services.

MUTUAL FUND MAGAZINE, a monthly business magazine published by the Institute for Econometric Research.

MUTUAL FUND VALUES,  a bi-weekly  Morningstar,  Inc.  publication  that provides
ratings  of  mutual  funds  based  on  fund  performance,   risk  and  portfolio
characteristics.

THE NEW YORK TIMES, a nationally distributed newspaper which regularly covers financial news.

PERSONAL INVESTING NEWS, a monthly news publication that often reports on investment opportunities and market conditions.

PERSONAL INVESTOR, a monthly investment advisory publication that includes a "Mutual Funds Outlook" section reporting on mutual fund performance measures, yields, indices and portfolio holdings.

SMART MONEY, a Dow Jones & Company, Inc. monthly business magazine.

SUCCESS, a monthly magazine targeted to the world of entrepreneurs and growing business, often featuring mutual fund performance data.

USA TODAY, a nationally distributed newspaper.

U.S. NEWS AND WORLD REPORT, a national business weekly that periodically reports mutual fund performance data.

THE WALL STREET JOURNAL, a Dow Jones & Company, Inc. newspaper which regularly covers financial news.

WIESENBERGER INVESTMENT COMPANIES SERVICES, an annual compendium of information about mutual funds and other investment companies, including comparative data on funds' background, management policies, salient features, management results, income and dividend records, and price ranges.

WORTH MAGAZINE, a monthly business publication.

         When comparing yield, total return and investment risk of shares of a fund with other investments, investors should understand that certain other investments have different risk characteristics than an investment in shares of the funds. For example, certificates of deposit may have fixed rates of return and may be insured as to principal and interest by the FDIC, while a fund's returns will fluctuate and its share values and returns are not guaranteed. Money market accounts offered by banks also may be insured by the FDIC and may offer stability of principal. U.S. Treasury securities are guaranteed as to principal and interest by the full faith and credit of the U.S. government. Money market mutual funds may seek to offer a fixed price per share.

         The performance of the funds is not fixed or guaranteed. Performance quotations should not be considered to be representative of performance of a fund for any period in the future. The performance of a fund is a function of many factors including its earnings, expenses and number of outstanding shares. Fluctuating market conditions, purchases and sales of underlying funds, sales and redemptions of shares of beneficial interest, and changes in operating expenses are all examples of items that can increase or decrease a fund's performance.

                    VIII. DIVIDENDS, DISTRIBUTIONS AND TAXES

Dividends and Distributions. If a shareholder has elected to receive dividends and/or capital gain distributions in cash and the postal or other delivery service is unable to deliver checks to the shareholder's address of record, such shareholder's distribution option will automatically be converted to having all dividend and other distributions reinvested in additional shares. No interest will accrue on amounts represented by uncashed distribution or redemption checks.

Taxes. Each fund has qualified and intends to continue to qualify as a separate regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). In any year in which a fund qualifies as a regulated investment company and distributes to its shareholders substantially all of its investment company taxable income (which includes, among other items, interest, dividends and the excess of net short-term capital gain over net long-term capital loss) and its net capital gain (the excess of net long-term capital gain over net short-term capital loss) the fund will not be subject to federal income tax on the amounts distributed to shareholders in the manner required under the Code. A fund would be taxed at regular corporate income tax rates on any amounts not distributed to shareholders in accordance with these requirements.

         Amounts not distributed on a timely basis in accordance with a separate calendar year distribution requirement are subject to a nondeductible 4% excise tax. To avoid imposition of the excise tax, each fund must distribute for each calendar year an amount equal to the sum of (1) at least 98% of its net ordinary income (excluding any capital gains or losses) for the calendar year, (2) at least 98% of the excess of its capital gains over capital losses (adjusted for certain ordinary losses) realized during the one-year period ending October 31 of such year, and (3) all ordinary income and capital gains for the previous year that were not distributed during such year and on which the fund has not paid income tax. A distribution will be treated as paid by a fund, and taxable to shareholders as if received, on December 31 of the year if it is declared by a fund in October, November or December of that year with a record date in such a month and paid by the fund during January of the following year. Each fund intends to seek to distribute its income in accordance with this requirement to avoid or minimize any excise tax. Shortly after the end of each year, the Trust will notify shareholders of the federal tax status of dividends and distributions for that year.

         All income and capital gains received by a fund from a mutual fund in that fund's portfolio will be distributed by the fund (after deductions for the fund's allowable losses and expenses) and will be taxable to shareholders as ordinary income, except for any distributions attributable to the fund's net capital gain, which will be taxable to shareholders as long-term capital gains. These long-term capital gains may be subject to tax at different maximum rates for individual (noncorporate) investors, depending upon each investor's tax bracket, the assets from which the fund or underlying mutual fund realized the gains, and the fund's or underlying fund's holding periods for those assets. Because each fund is actively managed and may realize taxable net short-term capital gains by selling shares of a mutual fund in its portfolio with unrealized appreciation, or capital losses that might be disallowed under wash sale rules or recharacterized, investing in a fund rather than directly in the underlying funds may result in increased tax liability to a shareholder since the fund must distribute its net realized gains in accordance with the rules described above.

         Distributions of net capital gain received by a fund from the underlying funds (as described above), as well as net capital gain realized by a fund from the sale (or redemption) of mutual fund shares or other securities, after reduction by allowable capital losses, will be taxable to a shareholder as long-term capital gain (even if the shareholder has held the shares for less than one year).

         Redemptions and exchanges are taxable events for shareholders that are subject to tax. Shareholders should consult their own tax advisers with reference to their individual circumstances to determine whether any particular transaction in fund shares is properly treated as a sale for tax purposes, as the following discussion assumes, and the character of and tax rate applicable to any gains or losses recognized in such transactions. If a shareholder who has received a capital gain distribution suffers a loss on the redemption or other sale of his or her fund shares that have a tax holding period of six months or less, the loss on those shares will be treated as a long-term capital loss to the extent of the capital gain distribution received on those shares. Also, any loss realized on a redemption or other sale of fund shares may be disallowed to the extent the shares disposed of are replaced with other shares of the same fund within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of, such as pursuant to automatic dividend reinvestments.

         For purposes of determining the character of income received by a fund when an underlying fund distributes net capital gain to a fund, the fund will treat the distribution as a long-term capital gain, even if the fund has held shares of the underlying fund for less than one year. Any loss incurred by a fund on the redemption or other sale of such mutual fund's shares that have a tax holding period of six months or less, however, if it is not disallowed under wash sale rules, will be treated as a long-term capital loss to the extent of the gain distribution received on the shares disposed of by the fund.

         If a fund acquires any equity interest in certain foreign corporations that receive at least 75% of their annual gross income from passive sources (such as interest, dividends, certain rents and royalties, or capital gain) or hold at least 50% of their assets in investments producing such passive income ("passive foreign investment companies"), the fund could be subject to federal income tax and additional interest charges on "excess distributions" received from such companies or gain from the sale of stock in such companies, even if all income or gain actually received by the fund is timely distributed to its shareholders. The fund would not be able to pass through to its shareholders any credit or deduction for such a tax. An election may generally be available to ameliorate these adverse tax consequences, but any such election could require the fund to recognize taxable income or gain without the concurrent receipt of cash. These investments could also result in the treatment of associated capital gains as ordinary income. Each fund may limit and/or manage its holdings in passive foreign investment companies to minimize its tax liability or maximize its return from these investments.

         Each fund may be subject to foreign withholding or other foreign taxes imposed by foreign countries with respect to the fund's investments in foreign securities. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes in some cases. The funds do not expect to qualify to pass such taxes or associated foreign tax credits or deductions through to their shareholders, who consequently are not expected to take them into account on their own tax returns.

         Foreign exchange gains and losses realized by a fund in connection with certain transactions involving foreign currency-denominated debt securities, foreign currency forward contracts, certain options and futures contracts relating to foreign currency, foreign currencies, or payables or receivables denominated in foreign currency are subject to Section 988 of the Code, which generally causes such gains and losses to be treated as ordinary income and losses and may affect the amount, timing and character of distributions to shareholders. Any such transactions that are not directly related to a fund's investment in stock or securities, possibly including any such transaction not used for hedging purposes, may under future Treasury regulations produce income not among the types of "qualifying income" from which the fund must derive at least 90% of its gross income for each taxable year. If the net foreign exchange loss for a year treated as ordinary loss under Section 988 were to exceed the fund's investment company taxable income computed without regard to such loss, the resulting overall ordinary loss for such year would not be deductible by the fund or its shareholders in future years.

         Limitations imposed by the Code on regulated investment companies like the funds may restrict each fund's ability to enter into options and futures contracts, foreign currency positions and foreign currency forward contracts. Certain of these transactions may cause a fund to recognize gains or losses from marking to market even though its positions have not been sold or terminated and may affect the character as long-term or short-term (or, in the case of certain foreign currency options, futures and forward contracts, as ordinary income or loss) of some capital gains and losses realized by the fund. A fund may also be required to recognize gain if an option, futures contract, forward contract, short sale or other transaction that is not subject to the mark to market rules is treated as a "constructive sale" of an "appreciated financial position" held by the fund under Section 1259 of the Code. Any net mark to market gains and/or gains from constructive sales may also have to be distributed to satisfy the distribution requirements referred to above even though no corresponding cash amounts may concurrently be received, possibly requiring the disposition of portfolio securities or borrowing to obtain the necessary cash. Additionally, certain of a fund's losses on transactions involving options, futures, forward contracts, and any offsetting or successor positions in its portfolio, may be deferred rather than being taken into account currently in calculating the fund's taxable income or gain. Certain of such transactions may also cause the fund to dispose of investments sooner than would otherwise have occurred. These transactions may therefore affect the amount, timing and character of a fund's distributions to shareholders. The funds will take into account the special tax rules applicable to options, futures or forward contracts, including consideration of available elections, in order to seek to minimize any potential adverse tax consequences.

         The federal income tax rules applicable to interest rate swaps, caps, floors and collars and currency swaps are unclear in certain respects, and a fund may be required to account for these instruments under tax rules in a manner that, under certain circumstances, may limit its transactions in these instruments.

         Investments in debt obligations that are at risk of or are in default (i.e., junk bonds) present special tax issues for the funds. Tax rules are not entirely clear about issues such as when the funds may cease to accrue interest, original issue discount, or market discount, when and to what extent deductions may be taken for bad debts or worthless securities, how payments received on obligations in default should be allocated between principal and income, and whether exchanges of debt obligations in a workout context are taxable. These and other issues will be addressed by a fund that holds such obligations in order to reduce the risk of distributing insufficient income to preserve its status as a regulated investment company and seek to avoid becoming subject to federal income or excise tax.

         The tax treatment of distributions from a fund is the same whether the distributions are received in additional shares or in cash. Shareholders receiving distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share received equal to the amount of cash that could have been received instead.

         A fund may invest in mutual funds with capital loss carryforwards. If such a mutual fund realizes capital gains, it will be able to offset the gains to the extent of its loss carryforwards in determining the amount of capital gains which must be distributed to shareholders. To the extent that gains are offset in this manner, distributions to a fund and its shareholders will likely be reduced. Similarly, a fund may incur capital losses that it may carry forward to future taxable years, to the extent provided by the Code and applicable regulations, to offset capital gains it may realize in such years.

         Depending upon a shareholder's residence for tax purposes, distributions and the value of fund shares may also be subject to state and local taxes, or other taxes. Shareholders should consult their own tax advisers regarding the tax consequences of ownership of shares of, and receipt of distributions from, a fund in their particular circumstances.

         The funds are generally required to withhold federal income tax at a rate of 31% ("backup withholding") from dividends and other distributions, including redemption proceeds, paid to individuals and other non-exempt shareholders if (1) the shareholder fails to furnish the Trust with and to certify his or her correct social security number or other taxpayer identification number, (2) the Internal Revenue Service (the "IRS") or a broker notifies the Trust that the shareholder is subject to withholding or (3) the shareholder fails to certify that he or she is not subject to backup withholding.

         Each fund will distribute investment company taxable income and any net capital gain at least annually. All dividends and distributions will be reinvested automatically at net asset value in additional shares of the fund making the distribution, unless the shareholder notifies the fund in writing of his or her election to receive distributions in cash.

The foregoing discussion relates solely to U.S. federal income tax law as applicable to U.S. persons (i.e., U.S. citizens or residents and U.S. domestic corporations, partnerships, trusts or estates) subject to tax under such law. The discussion does not address special tax rules applicable to certain classes of investors, such as retirement plans, tax-exempt entities, insurance companies and financial institutions.

Non-U.S. investors not engaged in a U.S. trade or business with which their fund investment is effectively connected will be subject to U.S. federal income tax treatment that is different from that described above. These investors may be subject to non-resident alien withholding tax at the rate of 30% (or a lower rate under an applicable tax treaty) on amounts treated as ordinary dividends from a fund and, unless an effective Form W-8 is on file, 31% backup withholding on certain other payments from the fund. Non-U.S. investors should consult their tax advisers regarding such treatment and the applicability of foreign taxes to an investment in the funds.

         The funds are not subject to Massachusetts corporate excise or franchise taxes. Provided that each fund qualifies as a regulated investment company under the Code, the funds will also not be required to pay Massachusetts income tax.

               IX. CUSTODIAN, COUNSEL AND INDEPENDENT ACCOUNTANTS

         Pursuant  to a Custody  Agreement  between  the Trust and  Boston  Safe
Deposit and Trust Company ("Boston Safe"), a subsidiary of Mellon Bank Corporation, Boston Safe provides custodial services to the Trust and each of the funds. The principal business address of Boston Safe is One Boston Place, Boston, Massachusetts 02108.

         Hale and Dorr LLP, 60 State Street, Boston, Massachusetts 02109, is counsel for the Trust.

               PricewaterhouseCoopers   LLP,   160   Federal   Street,   Boston,
Massachusetts 02110, are the independent accountants of the Trust.

                           X. DESCRIPTION OF THE TRUST

         The Trust is an open-end, diversified series management investment company established as a business trust under the laws of the Commonwealth of Massachusetts pursuant to a Declaration of Trust dated September 13, 1996. The name of the Trust, formerly Insight Premier Funds, was changed to Kobren Insight Funds in November 1996 by amendment to the Declaration of Trust.

         The Trustees of the Trust have authority to issue an unlimited number of shares of beneficial interest in an unlimited number of series, each share with a par value of $.001. Currently, the Trust consists of three series. Each share in a particular series represents an equal proportionate interest in that series with each other share of that series and is entitled to such dividends and distributions as are declared by the Trustees of the Trust. Upon any liquidation of a series, shareholders of that series are entitled to share pro rata in the net assets of that series available for distribution. Shareholders in one of the series have no interest in, or rights upon liquidation of, any of the other series.

         The Trust will normally not hold annual meetings of shareholders to elect Trustees. If less than a majority of the Trustees of the Trust holding office have been elected by shareholders, a meeting of shareholders of the Trust will be called to elect Trustees. Under the Declaration of Trust and the 1940 Act, the recordholders of not less than two-thirds of the outstanding shares of the Trust may remove a Trustee by votes cast in person or by proxy at a meeting called for the purpose or by a written declaration filed with the Trust's custodian bank. Except as described above, the Trustees will continue to hold office and may appoint successor Trustees.

         Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the Declaration of Trust disclaims shareholder liability for acts or obligations of the Trust and requires that notice of this disclaimer be given in each agreement, obligation or instrument entered into or executed by the funds or the Trustees. The Declaration of Trust provides for indemnification out of the Trust's property for all loss and expense of any shareholder held personally liable for obligations of the Trust and its funds. Accordingly, the risk of a shareholder of the Trust incurring a financial loss on account of shareholder liability is limited to circumstances in which the Trust itself would be unable to meet its obligations. The likelihood of such circumstances is remote.

                           XI. ADDITIONAL INFORMATION

         The prospectus and this statement of additional information do not contain all of the information included in the Trust's registration statement filed with the SEC under the 1933 Act, with respect to the securities offered hereby. Certain portions of the registration statement have been omitted pursuant to the rules and regulations of the SEC. This registration statement, including the exhibits filed therewith, may be examined at the offices of the SEC in Washington, D.C.

         Statements contained in the prospectus and this statement of additional information as to the contents of any agreement or other documents referred to are not necessarily complete, and, in each instance, reference is made to the copy of such agreement or other documents filed as an exhibit to the registration statement, each such statement being qualified in all respects by such reference.

                            XII. FINANCIAL STATEMENTS

         The following financial statements for the fiscal year ended December 31, 1998 as well as the related Notes to Financial Statements and Report of Independent Accountants are incorporated into this statement of additional information by reference to the Trust's Annual Report for the fiscal year ended December 31, 1998: Portfolios of Investment at December 31, 1998; Statements of Assets and Liabilities at December 31, 1998; Statements of Operations for the fiscal year ended December 31, 1998; and Statements of Changes in Net Assets for the fiscal year ended December 31, 1998.

EXHIBIT D


                         Kobren Insight Management, Inc.
                              Kobren Insight Funds

      Kobren Growth, Kobren Moderate Growth, Kobren Conservative Allocation

                                  Annual Report
                                December 31, 1998

Message To Shareholders

Volatile Year Ends On A Good Note

     Like the weather in New England, if you didn't like what was happening in the stock market over the past year, all you had to do was wait. A very volatile 1998 closed with some positive news as the market and our funds recovered during the fourth quarter, recouping all of the losses they suffered during the late summer and early fall ... and then some.

[Picture of Eric M. Kobren]

         In our third quarter report we wrote about the quick turn in investor sentiment. As the market declined during the summer, many investors went from a feeling of tremendous greed to outright fear. Then, in early October, the market responded to another interest-rate cut and retraced its earlier losses. Once again, it appears that investors are in the greed mode. We're not saying the market is going to drop tomorrow, but it is a little disconcerting that a few "hot stocks" have once again become the top subject of conversation.
         It is important to understand that much of the market's gain last year was the result of just a handful of high-growth technology companies. Fully 25% of the market's gain, as measured by the S&P 500, came from just five stocks:
Intel, Cisco, Microsoft, Lucent and Dell. And even though small-cap stocks did experience a surge last quarter, one-third of the small-cap stocks tracked by Morningstar still declined 30% or more during 1998.

Managing Risk Through Asset Allocation

         As  large-cap  stocks   outperformed   small  caps,  the  disparity  in
valuations have become even more pronounced. Indeed, the large-cap stock-oriented S&P 500 ended the year with a price-earnings multiple of about 30 versus an historic average of 14. This is all the more remarkable given that economic growth is slowing to a crawl and corporate earnings in 1999 are expected to grow less than 5%.
         For these reasons, we enter 1999 even more committed to managing risk by diversifying each fund by asset class and investment style. Rather than jumping on the bandwagon of high-growth technology-oriented funds, we've maintained a healthy dose of stock exposure in areas that have (in our opinion) less downside risk. This includes investing in value-oriented large- and small-cap funds. Small caps, for example, are selling at only 20 times earnings on average, despite having higher expected growth rates than their large-cap cousins. And all funds include at least some exposure to the international markets.

A Frustrating Year for Managers ...

         With more than 90% of actively managed stock funds failing to beat the S&P 500, 1998 was a particularly frustrating year for most fund managers. Nevertheless, we spent the fourth quarter making sure that the managers investing your money were sticking to their disciplines, and not allowing the market's volatility and lack of breadth to blur their investment processes. We are happy to report that in virtually all instances, our managers remained focused and looked at the market's wide swings as great investment opportunities.

 ... And for Us

         We can point to the irrational behavior of the market for not meeting our expectations for each fund. But the fact is that we had our share of mistakes and frustrating moments over the past year. Despite a fairly accurate economic analysis, in hindsight, we made some poor asset allocation decisions. We also may have been overly concerned with current market valuations relative to historic norms. This led to a lower allocation in the top-performing sectors last year. We've taken steps to address these issues which we believe will result in improved performance on both an absolute and a relative basis.
         Despite this critical self-evaluation, we are very confident in the quality and depth of our research. We continue to be applauded by fund managers for our thorough and insightful research. Our staff continues to meet with managers in their offices, at our office, at conferences, and via phone. Over the past year we've installed numerous computer programs and developed a database of fund information that allows us to quickly hone in on funds that require our immediate attention.
         We expect volatility to continue, and top stock pickers should be rewarded going forward. Thank you for the confidence and trust you have shown in our funds.

                                                Sincerely,
                                                /s/ ERIC
                                                Eric M. Kobren
                                                President and Portfolio Manager

Kobren Growth Fund (12/31/98)

Kobren Growth Fund (Ticker: KOGRX): Both large- and small- cap stocks experienced a bounce in the fourth quarter as the S&P 500 rebounded 21.3% and the Russell 2000 rose 16.3%. The recovery was very narrow as investors continued to favor growth stocks over value stocks. For the year, Kobren Growth underperformed the large-cap benchmarks due to our focus on smaller, value-oriented funds. We committed to this area of the market for its attractive pricing. However, this sector never received as much investor attention as we felt it deserved. Trouble in Asia and slowing profit growth weakened investor confidence, shifting focus to the larger and better-known growth companies regardless of their lofty valuations.
         Two star performers of 1998, Janus Twenty and Artisan International, held top positions in the portfolio throughout the year. While accounting for approximately 30% of assets, these two funds drove performance in the fourth quarter as Janus Twenty surged 29.7% and Artisan International increased 24.9%. Both funds are managed by pure bottom-up stock pickers, one concentrated in the U.S. and the other in Europe.
         Major changes throughout the past year were the elimination of our real estate position as well as an increased emphasis on larger-cap growth and value funds. We've continued to focus on concentrated funds run by savvy stock pickers, and these managers know their holdings very well. We expect these funds to excel in a choppy 1999.

[Double Line Chart]

Value of $10,000 invested 12/16/96

                           12 Months            Annualized
                           Ended                Since Inception
Total Return (%)           12/31/98             (12/16/96)
Kobren Growth              +11.5                +14.3
S&P 500                    +28.7                +32.0

[Pie Chart]

Asset Allocation*

Bonds                                5%
Cash & Other Assets                  7%
International                       16%
U.S. Stocks                         72%

[Pie Chart]

Style Allocation*

Sector                               3%
Bonds                                5%
Cash & Other Assets                  7%
International                       16%
Small Cap Value                     17%
Large Cap Growth                    20%
Large Cap Value                     32%

Top Holdings*

Kobren Growth                       Style                        Alloc(%)
-------------                       -----                        --------
Oakmark                             Large Cap Value              18.5
Janus Twenty                        Large Cap Growth             14.7
Longleaf Partners                   Large Cap Value              13.8
Longleaf Partners Small Cap         Small Cap Value               9.4
Artisan International               International                 8.1
Artisan International Inst'l Class  International                 7.6
Marsico Growth & Income             Large Cap Growth              5.7
U.S. Treasury Strip, 3.21% 8/15/20  Bonds                         4.7
Dreyfus Cash Management Plus        Money Market                  4.4
Neuberger & Bergman Genesis Trust   Small Cap Value               4.2
Oakmark Small Cap                   Small Cap Value               3.6
Fidelity Select Air Transportation  Sector                        2.7

Total Fund Assets                   $64,506,745

[Bar Chart]

Top Sectors**
(Total may not equal 100%)

Services                   28.7
Financial                  16.4
Ind. Cyclicals             13.6
Technology                 11.7
Cons. Staples               8.7
Health                      8.1
Cons. Durables              8.0
Energy                      2.2
Retail                      1.7
Utilities                   0.9

*   Based on total investments.
**  Equities only.

Kobren Moderate Growth Fund (12/31/98)

Kobren Moderate Growth Fund (Ticker: KOMGX): After a very successful 1997 (+23.3%), Kobren Moderate Growth had a disappointing year (+3.4%) as our aversion to overpriced market sectors largely kept us away from 1998's biggest winners. Our 25% allocation to bonds (flat for the quarter), 5% in real estate, and a more value-oriented approach did not pay off in a market where investors bid technology-oriented and Internet stocks into the stratosphere.
         Bright spots in the portfolio this year were Tweedy, Browne Global Value, along with Marsico Growth & Income. The management team of Tweedy, Browne Global Value concentrated in household finance and basic cyclicals, which are trading at large discounts to book value. On the growth side, Tom Marsico of Marsico Growth & Income favored pharmaceuticals and regional banks, leading to a stellar first year (+43.4%) for this fund. Although we dramatically reduced our exposure to real estate in the fourth quarter, this sector has not regained the investor attention it had in 1996 and 1997. Also, the portfolio's allocation to U.S. Treasuries, while minimizing volatility, could not keep pace with the spectacular equity market returns.
         Looking ahead to 1999, we expect volatility will remain, if not increase. Given the more risk-averse charter of this fund, we remain committed to staying well-diversified, while concentrating on managers who have proven their stock-picking prowess. As evidenced by our 11% fourth quarter gain, this fund contains plenty of firepower while remaining prudently invested.

[Double Line Chart]

Value of $10,000 invested 12/24/96

                                    12 Months              Annualized
                                    Ended                  Since Inception
Total Return (%)                    12/31/98               (12/24/96)
Kobren Moderate Growth              +3.4                   +13.1
S&P 500                             +28.7                  +29.7

[Pie Chart]

Asset Allocation*

Cash                                 2%
International                       16%
Bonds                               23%
U.S. Stocks                         59%

[Pie Chart]

Style Allocation*

Cash                                 2%
Real Estate                          6%
Small Cap Value                     10%

International                       16%
Large Cap Value                     21%
Large Cap Growth                    22%
Bonds                               23%

Top Holdings*

Kobren Moderate Growth              Style                        Alloc(%)
----------------------              -----                        --------
Tweedy, Browne Global Value         International                15.6
Longleaf Partners                   Large Cap Value              11.2
Skyline Special Equities            Small Cap Value              10.2
MAS Pooled Value                    Large Cap Value              10.0
Marsico Growth & Income             Large Cap Growth              8.6
PIMCo Cadence Capital App Inst'l    Large Cap Growth              8.3
Longleaf Partners Realty            Real Estate                   5.6
Fidelity Adv Growth Opp'ty, CI.T    Large Cap Growth              4.9
Treasury Note, 6.50% 08/15/05       Bond                          4.1
Treasury Note, 7.50% 02/15/05       Bond                          3.7
Treasury Note, 7.25% 08/15/04       Bond                          3.6
Treasury Note, 8.125% 08/15/19      Bond                          3.6
Treasury Note, 5.625% 11/30/99      Bond                          2.7
Treasury Note, 6.00% 02/15/26       Bond                          2.3
Treasury Note, 7.00% 07/15/06       Bond                          1.8
Dreyfus Cash Management Plus        Money Market                  1.8
Vang. Interm-Term Treas.            Bond                          1.7

Total Fund Assets                   $46,957,981

[Bar Chart]

Top Sectors**
(Total may not equal 100%)

Services                   22.9
Financial                  18.8
Ind. Cyclicals             16.5
Cons. Staples               9.0
Technology                  8.5
Health                      8.4
Retail                      8.2
Cons. Staples               3.7
Energy                      2.8
Utilities                   1.2

*   Based on total investments.
**  Equities only, excludes real estate funds.

Kobren Conservative Allocation Fund (12/31/98)

Kobren Conservative Allocation Fund (Ticker: KOCAX): Despite a very strong fourth quarter for a fund with a conservative charter (+8.5%), we were only able to eke out single digit gains for the year (+3.4%). Our value-oriented bias hurt the fund as investors continued to flock to growth stocks at almost any price.
         The largest contributions to performance in 1998 were from Marsico Growth & Income (+43.4%), Gabelli Westwood Equity (+13.1%), and Longleaf Partners Small Cap (+12.7%). Tom Marsico's approach for Marsico Growth & Income combines a macro-economic analysis with bottom-up stock selection. Gabelli Westwood Equity manager, Susan Byrne, has positioned her portfolio in more defensive, less growth-oriented areas. Also, while small-cap value funds didn't shine this year, we owned one of the best in Longleaf Partners Small Cap.
         Although the bond holdings did not help during the strong fourth quarter rally, we were pleased with their contribution to total return for most of the year. We continue to hold bonds, as we don't expect interest rates to dramatically increase and can enjoy the income and stability they bring to the portfolio. If 1999 is as volatile as we expect, this portion of the portfolio should serve as an anchor during a very uncertain period.

[Double Line Chart]

Value of $10,000 invested 12/30/96

                                    12 Months               Annualized
                                    Ended                   Since Inception
Total Return (%)                    12/31/98                (12/30/96)
Kobren Conservative Allocation      +3.4                    +11.5
S&P 500                             +28.7                   +29.7

[Pie chart]
Asset Allocation*

Cash                                 2%
International                       11%
Bonds                               35%
U.S. Stocks                         52%

[Pie Chart]

Style Allocation*

Cash                                 2%
Real Estate                          5%
International                       11%
Large Cap Growth                    11%
Small Cap Value                     10%
Large Cap Value                     26%
Bonds                               35%

Top Holdings*

Kobren Conservative Allocation      Style                        Alloc(%)
------------------------------      -----                        --------
Marsico Growth & Income             Large Cap Growth             11.3
Franklin Mutual Beacon, Cl. Z       Large Cap Value              10.6
Tweedy, Browne Global Value         International                10.6
Fidelity Value                      Large Cap Value               9.9
Treasury Note, 7.25% 08/15/04       Bond                          9.4
Treasury Bond, 8.125% 08/15/19      Bond                          8.5
Treasury Note, 7.50% 02/15/05       Bond                          5.8
Gabelli Westwood Equity             Large Cap Value               5.2
Third Avenue Value                  Small Cap Value               5.2
Longleaf Partners Small Cap         Small Cap Value               5.0
Morgan Stanley Inst'l Real
Estate, Cl. A                       Real Estate                   4.9
Treasury Note, 7.00% 07/15/06       Bond                          4.3
PIMCo Total Return Inst'l           Bond                          2.9
Treasury Bond, 6.00% 02/15/26       Bond                          2.8
Dreyfus Cash Management Plus        Money Market                  1.9
Treasury Note, 6.50% 08/15/05       Bond                          1.4

Total Fund Assets                   $19,709,986

[Bar Chart]

Top Sectors**
(Total may not equal 100%)

Financial                  20.9
Services                   19.0
Ind. Cyclicals             17.4
Technology                 10.4
Cons. Durables             10.2
Health                      6.0
Energy                      5.9
Retail                      4.5
Cons. Staples               4.3
Utilities                   1.4

*   Based on total investments.
**  Equities only, excludes real estate funds.

Kobren Insight Management, Inc. is the registered investment adviser for the Kobren Insight Funds, and Kobren Insight Brokerage, Inc., a NASD broker/dealer, is the distributor for the Funds. Performance data reflects past performance and is not a guarantee of future results. Cumulative total return figures include reinvestment of all distributions. Investment return and principal value will fluctuate with market conditions and an investor's shares when redeemed may be worth more or less than their original cost. International investing has special risks, including currency fluctuation, political and economic instability, and the volatility of emerging markets. The adviser absorbs certain expenses of each Kobren Insight Fund, without which total return would have been lower. Portfolio holdings are also subject to change. Copyright c1999. Reproductions in whole or in part are prohibited except by permission. Data sources: Kobren Insight Management, Inc. and Morningstar. Postmaster: Send address changes to Kobren Insight Funds, PO Box 5146, Westborough, MA 01581-9936. This report must be preceded or accompanied by a prospectus. Please read it carefully before investing. You may obtain a prospectus by calling a Kobren Insight Fund representative at 1-800-4KOBREN (1-800-456-2736) or by visiting www.kobren.com.

                            Portfolio of Investments
                               Kobren Growth Fund
                                December 31, 1998

SHARES            MUTUAL FUNDS - 92.70%                       VALUE  (Note 1)

                           Large Cap Value - 32.37%
366,091           Longleaf Partners Fund                      $8,928,967
333,601           Oakmark Fund                                11,949,597
                                                              20,878,564

                           Large Cap Growth - 20.44%
178,093           Janus Twenty Fund                            9,492,365
257,644           Marsico Growth & Income Fund                 3,694,601
                                                              13,186,966
                           Small Cap Value - 17.11%
275,293           Longleaf Partners Small-Cap Fund             6,042,683
132,742           Neuberger & Berman Genesis Trust             2,699,979
155,147           Oakmark Small Cap Fund                       2,291,527
                                                              11,034,189
                           International - 15.69%
325,193           Artisan International Fund                   5,242,105
302,373           Artisan International Fund,
                           Institutional Class                 4,877,277
                                                              10,119,382
                           Money Market Fund - 4.36%
2,815,251         Dreyfus Cash Management Plus Fund            2,815,251

                           Sector Fund - 2.66%
67,781            Fidelity Select Air Transportation Fund      1,714,867

                           Small Cap Growth - 0.07%
1,712             RBB Fund Inc. Numeric Growth Fund               22,579
1,479             RBB Fund Inc. Numeric Investors Micro Cap       24,873
                                                                  47,452

                           Total Mutual Funds
                           (Cost $53,294,435)                $59,796,671

PRINCIPAL AMT     U.S. TREASURY STRIP - 4.71% (Cost $3,055,006)
$10,000,000                3.210%, 8/15/20                     3,037,100

TOTAL INVESTMENTS
(Cost $56,349,501*)                 97.41%                    62,833,771

OTHER ASSETS AND LIABILITIES
(Net)                                2.59%                     1,672,974

NET ASSETS                         100.00%                   $64,506,745

*For Federal income tax purposes, cost is $56,590,403 and appreeciation/(depreciation) is as follows:

         Unrealized appreciation:            $7,596,392
         Unrealized depreciation:            (1,353,024)
         Net unrealized appreciation:        $6,243,368

                            Unaudited Tax Information
Kobren Growth Fund paid $1,309,372 in long term capital gains for the fiscal year ended 12/31/98.

                        See Notes to Financial Statements

                            Portfolio of Investments
                           Kobren Moderate Growth Fund
                                December 31, 1998

SHARES            MUTUAL FUNDS - 78.02%                       VALUE  (Note 1)

                           Large Cap Growth - 21.83%
45,419            Fidelity Advisor Growth Opportunities
                  Fund, Class T                               $2,280,486
282,481           Marsico Growth & Income Fund                 4,050,774
157,184           PIMCo Cadence Capital Appreciation
                  Fund, Institutional Class                    3,920,164
                                                              10,251,424
                           Large Cap Value - 21.21%
216,105           Longleaf Partners Fund                       5,270,795
324,037           MAS Pooled Value Fund                        4,688,820
                                                               9,959,615
                           International - 15.63%
436,486           Tweedy, Browne Global Value Fund             7,341,689

                           Small Cap Value - 10.22%
242,748           Skyline Special Equities Fund                4,801,565

                           Real Estate - 5.57%
179,608           Longleaf Partners Realty Fund                2,613,292

                           Money Market Fund - 1.81%
849,560           Dreyfus Cash Management Plus Fund              849,560

                           Bond - 1.75%
73,593            Vanguard Intermediate-Term
                  Treasury Fund                                  819,825

                           Total Mutual Funds
                           (Cost $35,573,679)                $36,636,970

PRINCIPAL AMT     U.S. TREASURY OBLIGATIONS - 21.71%

                  U.S. Treasury Notes - 15.83%
$1,250,000        5.625%  11/30/99                             1,261,621
1,500,000         7.250%  08/15/04                             1,683,516
1,500,000         7.500%  02/15/05                             1,714,570
1,750,000         6.500%  08/15/05                             1,920,762
750,000           7.000%  07/15/06                               852,480
                                                               7,432,949
                  U.S. Treasury Bonds - 5.88%
1,000,000         6.000%  02/15/26                             1,091,836
1,250,000         8.125%  08/15/19                             1,667,383
                                                               2,759,219

                  Total U.S. Treasury Obligations
                  (Cost $9,645,369)                           10,192,168

TOTAL INVESTMENTS
     (Cost $45,219,048*)                99.73%                46,829,138

OTHER ASSETS AND LIABILITIES
     (Net)                               0.27%                   128,843

NET ASSETS                             100.00%               $46,957,981

*For Federal income tax purposes, cost is $45,373,673 and appreciation/(depreciation) is as follows:

         Unrealized appreciation:            $2,775,778
         Unrealized depreciation:            (1,320,313)
         Net unrealized appreciation:        $1,455,465

                            Unaudited Tax Information
Kobren Moderate Growth Fund paid $1,048,296 in long term capital gains for the fiscal year ended 12/31/98.

                        See Notes to Financial Statements

                            Portfolio of Investments
                       Kobren Conservative Allocation Fund
                                December 31, 1998

SHARES            MUTUAL FUNDS - 67.48%                       VALUE  (Note 1)

                           Large Cap Value - 25.81%
42,228            Fidelity Value Fund                         $1,957,279
159,968           Franklin Mutual Beacon Fund,
                  Class Z                                      2,098,775
102,569           Gabelli Westwood Equity Fund                 1,030,815
                                                               5,086,869
                           Large Cap Growth - 11.29%
155,197           Marsico Growth & Income Fund                 2,225,531

                           International - 10.55%
123,665           Tweedy, Browne Global Value Fund             2,080,054

                           Small Cap Value - 10.19%
31,717            Third Avenue Value Fund                      1,024,152
44,857            Longleaf Partners Small Cap Fund               984,614
                                                               2,008,766
                           Real Estate - 4.86%
75,320            Morgan Stanley Institutional
                  Real Estate Fund, Class A                      957,314

                           Bond - 2.86%
53,508            PIMCo Total Return Institutional Fund          563,971

                           Money Market Fund - 1.92%
376,969           Dreyfus Cash Management Plus Fund              376,969

                           Total Mutual Funds
                           (Cost $13,256,325)                $13,299,474

PRINCIPAL AMT     U.S. TREASURY OBLIGATIONS - 32.14%

                  U.S. Treasury Notes - 20.91%
1,650,000         7.250%  08/15/04                             1,851,867
1,000,000         7.500%  02/15/05                             1,143,047
250,000           6.500%  08/15/05                               274,395
750,000           7.000%  07/15/06                               852,480
                                                               4,121,789
                  U.S. Treasury Bonds - 11.23%
1,250,000         8.125%  08/15/19                             1,667,384
500,000           6.000%  02/15/26                               545,918
                                                               2,213,302
                  Total U.S. Treasury Obligations
                  (Cost $5,879,003)                            6,335,091

TOTAL INVESTMENTS
(Cost $19,135,328*)                 99.62%                    19,634,565

OTHER ASSETS AND LIABILITIES
(Net)                                0.38%                        75,421

NET ASSETS                         100.00%                   $19,709,986

*For Federal income tax purposes, cost is $19,208,366 and appreciation/(depreciation) is as follows:

          Unrealized appreciation:           $857,527
          Unrealized depreciation:          ($431,328)
          Net unrealized appreciation:       $426,199

                            Unaudited Tax Information
Kobren Conservative Allocation Fund paid $426,542 in long term capital gains for the fiscal year ended 12/31/98.

                        See Notes to Financial Statements

                      Statements of Assets and Liabilities
                              Kobren Insight Funds
                                December 31, 1998

                              Kobren      Kobren Moderate    Kobren Conservative
                            Growth Fund     Growth Fund        Allocation Fund
Assets:

Investments, at value
See accompanying
schedules                  $62,833,771      $46,829,138       $19,634,565
Cash                               165                -                 -
Dividends receivable            13,724            6,775             2,772
Interest receivable                  -          238,867           153,598
Receivable for investment
securities sold              1,735,996                -                 -
Receivable for fund
shares sold                     63,136           33,806             5,341
Unamortized organization
costs                           12,416            6,208             6,277
Prepaid expenses and other
net assets                      19,376           13,910                 -
     Total assets           64,678,584       47,128,704        19,802,553

Liabilities:

Payable to custodian                 -            3,492             5,940
Payable for fund shares
redeemed                        67,616           60,114            24,212
Distributions payable           20,053           38,252            31,175
Investment advisory
fee payable                     31,721           20,511             3,485
Administration fee payable       5,625            5,625             5,625
Transfer agent fees payable      8,000            7,333             4,667
Accrued trustees' fees
and expenses                     2,500            2,500             2,500
Accrued expenses and other
payables                        36,324           32,896            14,963
     Total liabilities         171,839          170,723            92,567

Net Assets                 $64,506,745      $46,957,981       $19,709,986
----------

Investments, at cost       $56,349,501      $45,219,048       $19,135,328

NET ASSETS consist of:

Undistributed net
investment income                   $-               $-                $-
Accumulated net realized
gain/(loss) on
investments sold             1,357,613          897,914          (560,666)
Net unrealized appreciation
of investments               6,484,270        1,610,090           499,237
Par value (shares of beneficial interest, $.001 per share)
                                 5,144            3,960             1,762
Paid-in capital in excess of par value
                            56,659,718       44,446,017        19,769,653

NET ASSETS                 $64,506,745      $46,957,981       $19,709,986

SHARES OUTSTANDING           5,144,196        3,959,727         1,761,910

Net asset value, offering and redemption price per share
                                $12.54           $11.86            $11.19

                        See Notes to Financial Statements

                            Statements of Operations
                              Kobren Insight Funds
                      For the Year Ended December 31, 1998

                              Kobren      Kobren Moderate    Kobren Conservative
                            Growth Fund     Growth Fund        Allocation Fund
INVESTMENT INCOME:
Dividends                     $421,985         $472,979          $323,338
Interest                        53,788          598,393           342,871
Total investment income        475,773        1,071,372           666,209

EXPENSES:
Investment advisory fee        495,612          388,684           165,999
Administration fee              67,500           67,500            67,500
Transfer agent fees             62,136           55,704            42,076
Custodian fees                   3,130            3,599             3,441
Professional fees               36,027           31,264            10,828
Trustees' fees and
expenses                        11,956            9,874             5,059
Registration and
filing fees                     17,452           18,524            16,129
Amortization of organization
costs                            4,200            2,100             2,100
Other                           11,970           10,173             4,624
Total expenses                 709,983          587,422           317,756
Expenses reimbursed
by investment adviser          (49,566)         (69,479)          (96,407)
Other reductions               (56,320)         (44,404)                -
Net expenses                   604,097          473,539           221,349
NET INVESTMENT INCOME/
(LOSS)                        (128,324)         597,833           444,860

NET REALIZED AND UNREALIZED
GAIN/(LOSS) ON INVESTMENTS:
Net realized gain/(loss) from
security transactions        (1,711,222)     (1,938,559)       (1,178,310)
Short term capital gain
distributions received          266,876         224,103           140,633
Long term capital gain
distributions received        3,925,774       2,836,492           618,165
Change in unrealized
appreciation/(depreciation)
of securities                 3,983,749        (371,379)          346,115
Net realized and unrealized
gain/(loss) on investments    6,465,177         750,657           (73,397)
NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS    $6,336,853      $1,348,490          $371,463

                        See Notes to Financial Statements

                       Statements of Changes in Net Assets
                              Kobren Insight Funds
                      For the Year Ended December 31, 1998

                              Kobren      Kobren Moderate    Kobren Conservative
                            Growth Fund     Growth Fund        Allocation Fund
Net investment
income/(loss)                 $(128,324)       $597,833          $444,860
Net realized gain/(loss)
from security transactions   (1,711,222)     (1,938,559)       (1,178,310)
Short term capital gains
distributions received          266,876         224,103           140,633
Long term capital gains
distributions received        3,925,774       2,836,492           618,165
Change in unrealized
appreciation/(depreciation)
of investments                3,983,749        (371,379)          346,115
Net increase in net assets
resulting from operations     6,336,853       1,348,490           371,463
Distribution to shareholders from:
Net investment income and
short term capital gains       (138,552)       (821,936)         (585,493)
Net realized gains
on investments               (1,309,372)     (1,048,296)         (426,542)
Total distributions          (1,447,924)     (1,870,232)       (1,012,035)
Net increase/(decrease)
in net assets from fund
share transactions           (2,891,457)      4,098,746         2,875,190

Net increase in net assets    1,997,472       3,577,004         2,234,618
Net Assets:
Beginning of period          62,509,273      43,380,977        17,475,368
End of period               $64,506,745     $46,957,981       $19,709,986

Undistributed net investment
income at end of period              $-              $-                $-

                              Kobren Insight Funds
                      For the Year Ended December 31, 1998

                              Kobren      Kobren Moderate    Kobren Conservative
                            Growth Fund     Growth Fund        Allocation Fund

Net investment income          $261,121        $656,855          $354,447
Net realized gain/(loss)
on investment                (1,716,593)        (52,046)            2,902
Short term capital gains
distributions received        1,165,983         946,535           459,166
Long term capital gains
distributions received        2,169,928       1,102,350           470,684
Change in unrealized appreciation
of investments                2,499,144       1,981,333           153,396
Net increase in net assets
resulting from operations     4,379,583       4,635,027         1,440,595
Distribution to shareholders from:
Net investment income          (261,121)       (656,929)         (354,446)
Short term capital gains     (1,165,983)       (946,535)         (459,166)
Net realized gain/(loss)
on investments                     (902)         (2,027)          (47,565)
Total distributions          (1,428,006)     (1,605,491)         (861,177)
Net increase in net assets from
fund share transactions      59,306,348      40,161,231        16,731,225

Net increase in net assets   62,257,925      43,190,767        17,310,643
Net Assets:
Beginning of period             251,348          190,210          164,725
End of period               $62,509,273      $43,380,977      $17,475,368

Undistributed net investment
income at end of period             $-                $-               $-

                        See Notes to Financial Statements

                              Financial Highlights
                               Kobren Growth Fund

                              For the Year   For the Year     For the Period
                              Ended          Ended            Ended
                              12/31/98(f)    12/31/97         12/31/96(a)
Net asset value - beginning
of period                         $11.51        $10.24          $10.00

Net investment income/(loss)       (0.02)         0.05            - (d)
Short term capital
gains received                      0.05          0.22            -
Net realized and unrealized
gains on investments                1.29          1.27            0.24
Net increase in net assets
resulting from investment
operations                          1.32          1.54            0.24

Distributions from net
investment income                    -           (0.05)            -
Distributions from short term
capital gains received             (0.03)        (0.22)            -
Distributions from net realized
long term capital gains            (0.26)         0.00 (d)         -
Total distributions                (0.29)        (0.27)            -

Net asset value - end of
period                            $12.54        $11.51          $10.24
Total return (b)                   11.45%        15.03%           2.40%

Ratios to average net assets/supplemental data:
Net assets, end of period
(in 000's)                       $64,507       $62,509            $251
Ratio of net investment income/(loss)
to average net assets              -0.19%         0.60%          -0.97%(c)(e)
Ratio of operating expenses to
average net assets after
reimbursements and reductions       0.91%         0.89%           1.00%    (c)
Portfolio turnover rate               62%           43%           n/a      (e)
Ratio of operating expenses to
average net assets before fees
waived and/or expenses reimbursed
by investment advisor
and other reductions                1.07%         1.28%           n/a      (e)

(a) Kobren Growth Fund commenced operations on December 16, 1996.
(b) Total return represents aggregate total return for the period indicated.
(c) Annualized.
(d) Amount represents less than $0.01 per share.
(e) Since Kobren Growth Fund was in operation for a short period of time, these ratios are not meaningful. (f) Per share net investment income has been calculated using the monthly average share method.

                        See Notes to Financial Statements

                              Financial Highlights
                           Kobren Moderate Growth Fund

                         For the Year      For the Year      For the Period
                         Ended             Ended             Ended
                         12/31/98          12/31/97          12/31/96(a)
Net asset value - beginning
of period                     $11.94         $10.06            $10.00

Net investment income/(loss)    0.16           0.19              0.00 (d)
Short term capital
gains received                  0.06           0.27                -
Net realized and unrealized
gains on investments            0.20           1.88              0.06
Net increase in net assets
resulting from investment
operations                      0.42           2.34              0.06

Distributions from net
investment income              (0.16)         (0.19)               -
Distributions from short term
capital gains received         (0.06)         (0.27)               -
Distributions from net realized
long term capital gains        (0.28)          0.00(d)             -
Total distributions            (0.50)         (0.46)               -

Net asset value - end of
period                        $11.86           $11.94            $10.06

Total return (b)                3.44%           23.25%             0.60%

Ratios to average net assets/supplemental data:
Net assets, end of period
(in 000's)                    $46,958           $43,381            $190
Ratio of net investment income
to average net assets            1.15%            2.76%            8.95%(c)(e)
Ratio of operating expenses
to average net assets after
reimbursements and reductions    0.91%            0.92%            1.00%(c)
Portfolio turnover rate            50%              14%            n/a  (e)
Ratio of operating expenses to
average net assets before fees
waived and/or expenses reimbursed
by investment advisor
and other reductions             1.13%            1.58%            n/a  (e)

(a) Kobren Moderate Growth Fund commenced operations on December 24, 1996.
(b) Total return represents aggregate total return for the period indicated.
(c) Annualized.
(d) Amount represents less than $0.01 per share.
(e) Since Kobren Moderate Growth Fund was in operation for a short period of time, these ratios are not meaningful.

                        See Notes to Financial Statements

                              Financial Highlights
                       Kobren Conservative Allocation Fund

                         For the Year      For the Year      For the Period
                         Ended             Ended             Ended
                         12/31/98          12/31/97          12/31/96(a)

Net asset value - beginning
of period                    $11.39          $9.98             $10.00

Net investment income/(loss)   0.25           0.57               0.00 (d)
Short term capital
gains received                 0.08           0.04                -
Net realized and unrealized
gains on investments           0.05(f)        1.44              (0.02)
Net increase in net assets
resulting from investment
operations                     0.38           2.05              (0.02)

Distributions from net
investment income             (0.25)         (0.57)                -
Distributions from short term
capital gains received        (0.08)         (0.04)                -
Distributions from net realized
long term capital gains       (0.25)         (0.03)                -
Total distributions           (0.58)         (0.64)                -

Net asset value - end of
period                       $11.19           $11.39            $9.98

Total return (b)               3.36%          20.64%            -0.20%

Ratios to average net assets/supplemental data:
Net assets, end of period
(in 000's)                   $19,710        $17,475              $165
Ratio of net investment income/(loss)
to average net assets           2.01%          3.99%            -1.00%(c)(e)
Ratio of operating expenses
to average net assets after
reimbursements and reductions   1.00%          1.00%             1.00%(c)
Portfolio turnover rate           68%            13%             n/a  (e)
Ratio of operating expenses to
average net assets before fees
waived and/or expenses reimbursed
by investment advisor           1.44%          2.82%             n/a  (e)

(a) Kobren Conservative Allocation Fund commenced operations on December 30,
    1996.
(b) Total return represents aggregate total return for the period indicated.
(c) Annualized.
(d) Amount represents less than $0.01 per share.
(e) Since Kobren Conservative Allocation Fund was in operation for a short period of time, these ratios are not meaningful.
(f) The amount shown for a share outstanding does not correspond with the aggregate net loss on investments for the period ended due to the timing of sales and repurchases of fund shares in relation to fluctuating market values of the investments of the fund.

                        See Notes to Financial Statements

                          Notes to Financial Statements
                              Kobren Insight Funds
                                December 31, 1998

1.       Significant Accounting Policies

         Kobren Insight Funds (the "Trust") was organized on September 13, 1996, as a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a no-load, open-end diversified management investment company. As of December 31, 1998, the Trust offers shares of four funds, Kobren Growth Fund, Kobren Moderate Growth Fund, Kobren Conservative Allocation Fund and Kobren Delphi Value Fund (individually, a "fund" and collectively, the "funds"). Information presented in these financial statements pertains only to Kobren Growth Fund, Kobren Moderate Growth Fund and Kobren Conservative Allocation Fund. These funds seek to achieve their investment objectives by investing primarily in shares of other investment companies ("underlying funds"), but also may invest directly in securities that are suitable investments for that fund.

Use of Estimates -- The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the funds in the preparation of their financial statements. Portfolio Valuation -- The underlying funds are valued according to their stated net asset value. Each fund's other investment securities are valued at the last sale price on the securities exchange or national securities market on which such securities primarily are traded. Securities not listed on an exchange or national securities market, or securities in which there were no transactions, are valued at the average of the most recent bid and asked prices. Bid price is used when no asked price is available. Short-term investments are valued at amortized cost, which approximates market value. Any securities or other assets for which recent market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the board of trustees.

Dividends and Distributions -- It is the policy of Kobren Growth Fund and Kobren Moderate Growth Fund to declare and pay dividends from net investment income annually. Kobren Conservative Allocation Fund has a policy of paying such dividends quarterly. Each fund will distribute net realized capital gains (including net short-term capital gains), unless offset by any available capital loss carryforward, annually. Additional distributions of net investment income and capital gains for each fund may be made in order to avoid the application of a 4% non-deductible excise tax on certain undistributed amounts of ordinary income and capital gain. Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences are due primarily to differing treatments of income and gain on various investment securities held by a fund, timing differences and differing characterizations of distributions made by a fund.

Securities Transactions and Investment Income -- Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the specific identified cost basis. Dividend income is recognized on the ex-dividend date. Interest income is recognized on the accrual basis.

Federal Income Tax -- Each fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and by distributing substantially all of its earnings to its shareholders. Therefore, no federal income or excise tax provision is applicable.

Expenses -- Expenses of the Trust which are directly identifiable to a specific fund are allocated to that fund. Other expenses of the Trust are allocated among the funds based upon relative net assets of each fund.

2.       Investment Advisory Fee, Administration Fee and Other Transactions

         The Trust has entered into an investment advisory agreement (the "Advisory Agreement") with Kobren Insight Management, Inc. ("KIM"). The Advisory Agreement provides that each fund pays KIM a fee, computed daily and paid monthly, at the annual rate of 0.75% of each fund's average daily net assets. In addition, certain 12b-1 fee and sub-transfer agent fee reimbursement will be used to defray the costs associated with participation in certain no transaction fee programs. KIM has voluntarily agreed to limit each fund's other operating expenses to 0.25% of each fund's average daily net assets until January 1, 2001.

         The Trust also has also entered into an administration agreement (the "Administration Agreement") with First Data Investor Services Group, Inc. (the "Administrator"), a wholly-owned subsidiary of First Data Corporation. The Administrator also serves as the Trust's transfer agent and dividend paying agent. Boston Safe Deposit and Trust Company, an indirect wholly-owned subsidiary of Mellon Bank Corporation, serves as the Trust's custodian. Kobren Insight Brokerage, Inc., an affiliate of KIM, serves as distributor of the funds' shares and pays all distribution costs. No distribution fees are paid by the funds.

         For the year ended December 31, 1998, expense reimbursement and other reductions are as follows:
                                     Expenses Reimbursed
                                     By Investment
                                     Advisor                Other Reductions (1)
Kobren Growth Fund                   $49,566                $56,320
Kobren Moderate Growth Fund           69,479                44,404
Kobren Conservative Allocation Fund   96,407                 -

     (1) Payments made by an underlying fund or its investment advisor, based on shares held by a Kobren Insight Fund.

         No officer, director or employee of KIM, Kobren Insight Brokerage, Inc., the Administrator, or any affiliate thereof, receives any compensation from the Trust for serving as a trustee or officer of the Trust. Each trustee who is not an "affiliated person" receives an annual fee of $5,000 plus $1,000 for each board meeting attended and $500 for each committee meeting attended. The Trust also reimburses out-of-pocket expenses incurred by each trustee in attending such meetings.

3.        Purchases and Sales

         The aggregate amounts of purchases and sales of underlying funds and investment securities, other than U.S. government and short-term securities, for the year ended December 31, 1998, were as follows:

                                           Purchases                  Sales
Kobren Growth Fund                        $39,528,990              $42,122,247
Kobren Moderate Growth Fund                32,105,786               25,154,303
Kobren Conservative Allocation Fund        18,394,556               14,481,960

4.        Shares of Beneficial Interest

         As of December 31, 1998, an unlimited number of shares of beneficial interest, having a par value of $0.001, were authorized for the Trust. Changes in shares of beneficial interest were as follows:

                                Year Ended              Year Ended
                                December 31, 1998       December 31, 1997
                                Shares     Amount       Shares      Amount
Kobren Growth Fund:
Shares Sold                     2,046,221  $24,949,435  6,040,941   $66,750,421
Shares Issued as Reinvestment
of Dividends                      114,032    1,429,965    121,905     1,403,131
Shares Redeemed                (2,448,666) (29,270,857)  (754,794)   (8,847,204)
Net Increase/
(Decrease)                       (288,413) $(2,891,457) 5,408,052   $59,306,348

Kobren Moderate Growth Fund:
Shares Sold                     1,885,448  $23,034,304  3,867,539   $43,059,814
Shares Issued as Reinvestment
of Dividends                      154,509    1,832,481    130,811     1,561,885
Shares Redeemed                (1,713,953) (20,768,039)  (383,530)   (4,460,468)
Net Increase                      326,004   $4,098,746  3,614,820   $40,161,231

Kobren Conservative Allocation Fund:
Shares Sold                     1,260,211  $14,740,908  1,763,364   $19,397,323
Shares Issued as Reinvestment
of Dividends                       87,053      974,832     71,701       818,115
Shares Redeemed                (1,120,082) (12,840,550)  (316,837)   (3,484,213)
Net Increase                      227,182   $2,875,190  1,518,228   $16,731,225

         At December 31, 1998, Kobren Insight Management, Inc. and its affiliates owned 838,024, 485,712 and 369,573 shares of Kobren Growth Fund, Kobren Moderate Growth Fund and Kobren Conservative Allocation Fund, respectively.

5.        Organization Expenses

         Expenses incurred in connection with the organization of each fund are being amortized on a straight-line basis over a period not to exceed sixty months from the date upon which each fund commenced its operations.

6.        Risk Factors of the Funds

         Investing in underlying funds through a Kobren Insight Fund involves additional and duplicative expenses and certain tax results that would not be present if an investor were to make a direct investment in the underlying funds. A fund, together with the other funds and any "affiliated persons" (as such term is defined in the 1940 Act) may purchase only up to 3% of the total outstanding securities of an underlying fund. Accordingly, when the Trust, KIM or their affiliates hold shares of any of the underlying funds, each fund's ability to invest fully in shares of such underlying funds may be restricted, and KIM must then, in some instances, select alternative investments.

7.        Capital Loss Carryforward

         For  the  year  ended  December  31,  1998,  the  Kobren   Conservative
Allocation Fund had a capital loss carryforward of $487,627 expiring December 31, 2006.

                        REPORT OF INDEPENDENT ACCOUNTANTS

To the Shareholders and Board of Trustees of Kobren Insight Funds:

In our opinion, the accompanying statements of assets and liabilities, including the portfolios of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Kobren Growth Fund, Kobren Moderate Growth Fund and The Kobren Conservative Allocation Fund (The "Funds") at December 31, 1998, and the results of their operations, the changes in net assets and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1998 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP

Boston, Massachusetts
February 5, 1999

                                     PART C: OTHER INFORMATION

Item 15. Indemnification.

The response to this Item 15 is incorporated by reference to Item 27 of Pre-Effective Amendment No. 1 (Accession No. 0000927405-96-000432) to the Registrant's Registration Statement on Form N-1A as filed with the SEC on November 8, 1996.

Item 16.   Exhibits.

(1)(a)(i) Declaration of Trust is incorporated by reference to Exhibit 1 of the Registrant's Registration Statement on Form N-1A (File Nos. 333-12075, 811-07813) as filed with the SEC on September 16, 1996 (Accession No. 0000927405-96-000374)(the "Form N-1A Registration Statement").

(a)(ii) Amendment to the Declaration of Trust on behalf of Kobren Delphi Value Fund is incorporated by reference to Exhibit 23(a) of Post-Effective Amendment No. 9 to the Form N-1A Registration Statement as filed with the SEC on December 17, 1998 (Accession No. 0000927405-98-000378) ("Post-Effective Amendment No. 9").

(2) By-Laws are incorporated by reference to Exhibit 2 of the Form N-1A Registration Statement.

(3)  Not Applicable.

(4) Form of Agreement and Plan of Reorganization filed herewith.

(5)  Not Applicable.

(6)(a) Investment Advisory Agreement with Kobren Insight Management, Inc. dated November 15, 1996 is incorporated by reference to Exhibit 5 of Post-Effective Amendment No. 2 to the Form N-1A Registration Statement filed with the SEC on April 22, 1998 (Accession No. 0000927405-98-000133) ("Post-Effective Amendment No. 2").

(b) Amendment to Investment Advisory Agreement with Kobren Insight Management, Inc. on behalf of Kobren Delphi Value Fund is incorporated by reference to
Exhibit 23(d) of Post-Effective Amendment No. 9.

(c) Form of Amendment to Investment Advisory Agreement with Kobren Insight Management, Inc. on behalf of Kobren Growth Fund and Kobren Moderate Growth Fund is incorporated by reference to Exhibit (d) of Post-Effective Amendment No. 12 to the Form N-1A Registration Statement filed with the SEC on April 30, 1999 (Accession No. 0000927405-99-000161) ("Post-Effective Amendment No. 12").

   (d) Subadvisory Agreement with Delphi Management, Inc. on behalf of Kobren Delphi Value Fund is incorporated by reference to Exhibit 23(d) of Post-Effective Amendment No. 9.

(7)(a) Distribution Agreement with Kobren Insight Brokerage, Inc. dated November 15, 1996 is incorporated by reference to Exhibit 6 of Post-Effective Amendment No. 2.

(b) Amendment to Distribution Agreement with Kobren Insight Brokerage, Inc. on behalf of Kobren Delphi Value Fund is incorporated by reference to Exhibit 23(e) of Post-Effective Amendment No. 9.

   (c) Form of Amendment to Distribution Agreement with Kobren Insight Brokerage, Inc. on behalf of Kobren Growth Fund and Kobren Moderate Growth Fund is incorporated by reference to Exhibit (e) of Post-Effective Amendment No. 12 .

(8)     Not Applicable.

(9)(a) Custody Agreement with Boston Safe Deposit and Trust Company dated November 18, 1996 is incorporated by reference to Exhibit 8(a) of Post-Effective Amendment No. 2.

   (b) Amendment to Custody Agreement with Boston Safe Deposit and Trust Company dated January 8, 1998 is incorporated by reference to Exhibit 8(b) of Post-Effective Amendment No. 2.

   (c) Sub-Custodian Agreement with Boston Safe Deposit and Trust Company and National Financial Services Corporation dated January 8, 1998 is incorporated by reference to Exhibit 8(c) of Post-Effective Amendment No.
        2. .

(d) Amendment to Custody Agreement with Boston Safe Deposit and Trust Company on behalf of Kobren Delphi Value Fund dated October 8, 1998 is incorporated by reference to Exhibit 23(g) of Post-Effective Amendment No. 5 to the Form N-1A Registration Statement as filed with the SEC on October 27, 1998 (Accession No. 0000927405-97-000313) ("Post-Effective Amendment No. 5").

(10)(a) Plan of Distribution pursuant to Rule 12b-1 on behalf of the Kobren Delphi Value Fund is incorporated by reference to Exhibit 23(m) of Post-Effective Amendment No. 5.

     (b) Plan pursuant to Rule 18f-3 on behalf of Kobren Delphi Value Fund is incorporated by reference to Exhibit 23(o) of Post-Effective Amendment No. 5.
(11) Opinion of Hale and Dorr LLP concerning legality of shares of Kobren Moderate Growth Fund is filed herewith.

(12)    Opinion of Hale and Dorr LLP concerning the tax matters and consequences
        to   shareholders   discussed  in  the  prospectus   will  be  filed  by
        post-effective
       amendment after the closing of the reorganization.

(13)(a) Transfer Agency Agreement with First Data Investor Services Group, Inc. dated November 15, 1996 is incorporated by reference to Exhibit 9(a) of Post-Effective Amendment No. 1 to the Form N-1A Registration Statement as filed with the SEC on June 13, 1997 (Accession No. 0000927405-97-000202)
("Post-Effective Amendment No. 1").

(b) Amendment to Transfer Agency Agreement with First Data Investor Services Group, Inc. dated June 30, 1998 is incorporated by reference to Exhibit 9(b) of Post-Effective Amendment No. 3 to the Form N-1A Registration Statement as filed with the SEC on September 4, 1998 (Accession No. 0000927405-98-000293) ("Post-Effective Amendment No. 3").

     (c) Amendment to Transfer Agency Agreement with First Data Investor Services Group, Inc. on behalf of Kobren Delphi Value Fund is incorporated by reference to Exhibit 23(h) of Post-Effective Amendment No. 9.

(d) Administration Agreement with First Data Investor Services Group, Inc. dated November 15, 1996 is incorporated by reference to Exhibit 9(b) of Post-Effective Amendment No. 1.

     (e) Amendment to Administration Agreement with First Data Investor Services Group, Inc. on behalf of Kobren Delphi Value Fund is incorporated by reference to Exhibit 23(h) of Post-Effective Amendment No. 9.

(14) Consent of Independent Accountants is filed herewith.

(15)     Not Applicable.

(16)     Not Applicable.

Item 17. Undertakings.

(1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is part of this registration statement by any person or party which is deemed to be an underwriter within the meaning of Rule 145(c) under the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3)  The   undersigned   Registrant   undertakes   to  file  with  the  SEC,  by
post-effective amendment promptly after the closing of the reorganization, an opinion of Hale and Dorr LLP concerning the tax matters and consequences to shareholders discussed in the prospectus.

                                               SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, as amended, the Registrant, KOBREN INSIGHT FUNDS, has duly caused this Registration Statement on Form N-14 to be signed on its behalf by the undersigned, duly authorized, in the City of Boston and Commonwealth of Massachusetts on the 7th day of May, 1999.

                                                  KOBREN INSIGHT FUNDS


                                                   By:  /s/ Eric M. Kobren
                                                   Eric M. Kobren, President

     Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement on Form N-14 has been signed below by the following persons in the capacities and on the dates indicated.

Signatures                         Title                                       Date

/s/ Eric M. Kobren               President, Chairman of the Board and          05/07/99
Eric M. Kobren                   Trustee (Chief Executive Officer)

/s/ Eric J. Godes                  Treasurer, Chief Financial Officer and        05/07/99
Eric J. Godes                      Chief Accounting Officer

/s/ Edward B. Bloom            Trustee                                           05/07/99
Edward B. Bloom

/s/ Michael P. Castellano      Trustee                                            05/07/99
Michael P. Castellano

/s/ Arthur Dubroff               Trustee                                          05/07/99
Arthur Dubroff

/s/ Robert I. Goldfarb           Trustee                                          05/07/99
Robert I. Goldfarb

/s/ Stuart J. Novick             Trustee                                          05/07/99
Stuart J. Novick



                                              EXHIBIT INDEX

Exhibit
Number       Description

(4)               Form of Agreement and Plan of Reorganization

(11)       Opinion of Hale and Dorr LLP concerning legality of shares of Kobren
                  Moderate Growth Fund

(14)              Consent of Independent Accountants